Registration No. 2-89905-01

Registration No. 811-21886

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 37	/ X /
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	/ /

Amendment No. 18	/ X /

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT C

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code  414-271-1444

Raymond J. Manista, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering             Continuous

It is proposed that this filing will become effective (check appropriate space)

           immediately upon filing pursuant to paragraph (b) of Rule 485

  X      on May 1, 2012 pursuant to paragraph (b) of Rule 485

           60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (DATE) pursuant to paragraph (a)(1) of Rule 485

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Title of Securities Being Registered: Interests in Group Combination Annuity Contracts

Prospectus

May 1, 2012

Group Combination Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account C

This prospectus describes an unallocated Group Combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts. You may choose to invest your Net Purchase Payments on a variable, fixed, or a combination thereof on a tax-deferred basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.
Growth Stock Portfolio	International Growth Portfolio
Focused Appreciation Portfolio	Research International Core Portfolio
Large Cap Core Stock Portfolio	International Equity Portfolio
Large Cap Blend Portfolio	Emerging Markets Equity Portfolio
Index 500 Stock Portfolio	Money Market Portfolio
Large Company Value Portfolio	Short-Term Bond Portfolio
Domestic Equity Portfolio	Select Bond Portfolio
Equity Income Portfolio	Long-Term U.S. Government Bond Portfolio
Mid Cap Growth Stock Portfolio	Inflation Protection Portfolio
Index 400 Stock Portfolio	High Yield Bond Portfolio
Mid Cap Value Portfolio	Multi-Sector Bond Portfolio
Small Cap Growth Stock Portfolio	Commodities Return Strategy Portfolio
Index 600 Stock Portfolio	Balanced Portfolio
Small Cap Value Portfolio	Asset Allocation Portfolio

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio
VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio

Russell Investment Funds	Russell Investment Funds LifePoints® Variable Target Portfolio Series
Multi-Style Equity Fund
Aggressive Equity Fund	Moderate Strategy Fund
Global Real Estate Securities Fund	Balanced Strategy Fund
Non-U.S. Fund	Growth Strategy Fund
Core Bond Fund	Equity Growth Strategy Fund

Fixed Options

Guaranteed Return Fund (in 1-, 3-, and 5-year durations)

The Contract (including the fixed options) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. All contractual guarantees (including the fixed options) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account C (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2012, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI send a written request to Northwestern Mutual, Life and Annuity Products Department, Room E15B, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—A Participant in the Plan or Trust who has been named to receive Annuity Payments in accordance with the provisions of the Plan or Trust.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable payment plan; (2) a fixed payment plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of an interest in a variable payment plan, after the date on which Annuity Payments begin, in one or more Divisions of the Separate Account.

Certificate—A document issued to an Annuitant describing the benefits to be received under the Contract. A Certificate will also include beneficiary provisions.

Contract—The agreement between you and us described in this variable annuity prospectus.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company, or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Return Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a Guaranteed Account before the end of a Guaranteed Period.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the employer, a custodian, or trustee.

Penalty Tax—If premature payment of benefits are made under an Annuity Contract, a penalty tax may be incurred. (See “Taxation of Contract Benefits.”)

Plan—The document(s) under which the benefits provided by this Contract are distributed to the individual employees or plan participants. The term includes any trust, custodial, or other document providing for the funding of Plan benefits.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

Withdrawal Amount—The value of the Accumulation Units which you are permitted to withdraw pursuant to the terms of the Contract. Withdrawal Amounts may be subject to short-term trading fees charged by Portfolios and Market Value Adjustments applied to withdrawals from a Guaranteed Return Fund.

This prospectus describes two versions of the Group Combination Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a simplified-load version (in which no sales charge is assessed).

Account C Prospectus

Fee and Expense Tables

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy or surrender the Contract. On the right side of these tables we show the fees and expenses that you will pay periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). Other administrative charges may apply during the Annuity period. (See “Transfers Between Divisions”.) We may also charge for state premium tax deductions (although such a charge is not being assessed at the present).

Front-Load Contract

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments)
Maximum Sales Load	4.5%
Installation Fee	None
Transfer Fee	None

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.00%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.00%
Current Mortality and Expense Risk Fees[1]	0.65%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	0.65%

Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

Simplified-Load Contract

Transaction Expenses for Contract Owners (as a percentage of purchase payments)
Maximum Sales Load	None
Installation Fee	$750
Transfer Fee	None

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.50%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.50%
Current Mortality and Expense Risk Fees[1]	1.25%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	1.25%

Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

[1]

We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to raise the mortality and expense risk fees to a maximum annual rate of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the Contract with respect to the maximum annual rate for the mortality and expense risk fees as well as other Contract terms. (See “Amendments and Termination.”)

Account C Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2011. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.22%	1.63%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.22%	1.50%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2011. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.22% to a maximum of 1.50%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Front-Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$692	$1,219	$1,771	$3,271
Minimum Total Annual Portfolio Operating Expenses	$569	$820	$1,090	$1,861

Simplified-Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$310	$960	$1,634	$3,434
Minimum Total Annual Portfolio Operating Expenses	$182	$548	$940	$2,036

Note: The purchase payments for either a front-load Contract or a simplified-load Contract must reach a total minimum amount of $25,000 during the first Contract year. The installation fee of $750 is divided between the funds for the simplified-load fee table. The numbers above must be multiplied by 2.5 to find the expenses for a front-load Contract or a simplified-load Contract of this minimum size.

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. See “Deductions” for additional information about expenses for the Contracts. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Account C Prospectus

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Funds and the assessment of variable account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room E15B, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $189 billion as of December 31, 2011. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account C (the “Separate Account”) on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

Account C Prospectus

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•

Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•

Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•

Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract offers a variety of variable and fixed investment options for you to choose. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., Janus Capital Management LLC, American Century Investment Management, Inc., Massachusetts Financial Services Company, Pacific Investment Management Company LLC and Credit Suisse

Account C Prospectus

Asset Management, LLC under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	N/A
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Large Cap Core Stock Portfolio	Long-term growth of capital and income	N/A
Large Cap Blend Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	Janus Capital Management LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	N/A
Short-Term Bond Portfolio	Provide as high a level of current income as is consistent with prudent investment risk	N/A
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	N/A
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio	High current income and capital appreciation**	N/A
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Commodities Return Strategy Portfolio	Total return	Credit Suisse Asset Management, LLC

Account C Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management LLC.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy	Neuberger Berman, LLC

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser of the Russell Investment Funds. Russell is our majority-owned subsidiary.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation.
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	High current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation with low current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds have been included in part because they are managed by subsidiaries of the Company.

Account C Prospectus

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Net Purchase Payments among the Divisions or transfer Accumulation Units from one Division to another at any time. After the effective date of a variable payment plan, the Annuitant may transfer Annuity Units from one Division to another. Changes in allocation and transfers are made based on the valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of a written request at our Home Office, provided it is in good order, or on a future specified date. “Good order” means that the request is complete and accurate and all applicable requirements are satisfied. If such a request is received before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), the request will receive same-day pricing. If we receive such a request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE.

We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. You may transfer Accumulation or Annuity Units among the Divisions up to twelve times in a Contract year. We may set waiting periods for transfers of Annuity Units.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the securities markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio in which a Division invests, may also be disruptive and may disadvantage other investors. We reserve the right to limit the frequency or amount of transfers. See the attached prospectuses for the Funds for more information about their frequent trading policies. We will assist the Funds in the implementation of their policies. After the effective date of a variable payment plan which includes the right of withdrawal, a payee may transfer the Withdrawal Value to any other payment plan. An administrative charge may apply.

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken with respect to individual accounts to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer

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for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations. Once a contract is restricted, we will allow one additional transfer into the Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. In addition, although we are unable to monitor trading activity by individual participants in omnibus accounts established under group Annuity Contracts, we do request that Contract Owners take steps that are reasonably designed to discourage individual participants from market timing.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts, provided they are available in your state and under your Contract. To find out if a Guaranteed Return Fund Account is available in your state, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

The Guaranteed Return Fund Accounts

General    During the Accumulation phase of the Contract, the Owner of a Series NN contract may invest on a fixed basis in the following Guaranteed Return Fund (“GRF”) accounts of different durations, provided they are available in your state: a 1-year GRF, a 3-year GRF, and a 5-year GRF. The sum of all the Accumulation Values of all the GRF Accounts in a given contract may not exceed the GRF Accounts Maximum as shown in the Contract. To find out if a particular GRF is available, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Interest Rates    Assets deposited into a GRF earn the interest rate effective on the date of the deposit. Interest rates are set as follows: For contract amounts of more than $1 million, interest rates are set daily. For amounts of $1 million or less, interest rates are set Friday of each week and apply to contributions received during the following week.

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Interest rate bands for the simplified-load contracts are as follows:

Contract Size		Interest Rate
At Least	But less than...
0	$125,000	Base Rate
$125,000	$500,000	Base Rate + 0.20%
$500,000	$1,000,000	Base Rate + 0.40%
$1,000,000	$1,500,000	Base Rate + 0.60%
$1,500,000		Base Rate + 0.80%

Interest rate bands for the front-load contracts are shown below.

Contract Size		Interest Rate
At Least	But less than...
0	$1,500,000	Base Rate
$1,500,000		Base Rate + 0.10%

Maturity Dates    GRF Maturity Dates are quarterly and are set in accordance with the plan year end date. The table below shows several examples:

If the Plan Year End Date is...	Example	The Maturity Dates are...
The first day of the month	01/01	01/01 04/01 07/01 10/01
The last day of the month	03/31 or 06/30	03/31 06/30 09/30 12/31
Neither the first nor the last day of the month	01/10	01/10 04/10 07/10 10/10

If, for example, the plan trustees of a calendar-year plan select a 1-year GRF and make monthly deposits in January, February, and March 2007, all the deposits will mature on March 31, 2008. Thus, the rate guarantee for a specific deposit into a 1-year GRF will be effective for 12-15 months (the “Guaranteed Period”). This same process is used to determine the Guarantee Periods for all GRFs. In those cases where the plan year end changes, maturities for subsequent purchase payments will be based on the new plan year end date. Maturity Dates established under the previous plan year end date will remain. In those cases, there may be more than four Maturity Dates in a year.

Options at Maturity    When assets invested in a GRF mature, we transfer the funds pursuant to the direction of the Owner/Trustee. If the Owner/Trustee has so indicated on the Group Pension Annuity application, the assets will renew in the same GRF or be transferred to the Money Market Investment Division. If the application contains no such direction, and if the Owner/Trustee has not properly instructed us before the Maturity Date to transfer the funds to different investment Division(s), we will send a GRF Maturity Letter to the Owner/Trustee approximately thirty days before the Maturity Date notifying him/her that the GRF assets are due to mature and giving notice of what will happen unless we are provided with other instructions. If we are in receipt of no instructions, the assets will be transferred to the Money Market Investment Division.

Market Value Adjustment    A Market Value Adjustment (“MVA”) may be assessed (or credited) on transfers or withdrawals from a GRF (of any duration) prior to the Maturity Date or before the end of Guarantee Period. The amount of the MVA may be positive or negative, but in all events is the difference between the interest rate credited to a new deposit (with a Guarantee Period equal to the original length of the Guarantee Period of the amount being transferred or withdrawn) and the interest rate credited to the amount being transferred or withdrawn, multiplied by the number of years to maturity of the amount withdrawn. MVAs are generally not assessed in the following circumstances: (1) a withdrawal or transfer made within 30 (thirty) days of maturity; (2) when contracts are settled to a life income payment plan; or (3) when the withdrawal is used to pay a plan benefit under a defined contribution plan (e.g., payments upon a bona fide retirement, disability, death, or termination of employment). Reasonable proof that these provisions have been met must be provided to the Company upon request.

In no event will the MVA decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to a GRF since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled an annual effective rate of 3% during that same time period. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from a GRF prior to the end of a Guaranteed Period.

Other Information    Amounts you invest in a GRF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the GRFs do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the GRFs. (See “Deductions.”) In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the GRFs under the Securities Act of 1933, nor have we registered the GRFs or the General Account as investment companies under the 1940 Act. Accordingly, interests in a GRF are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the SEC has not reviewed the disclosure in this Prospectus regarding the GRF.

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The Contracts

Unallocated Group Annuity Contracts

We offer two versions of the Contracts: front-load Contracts and simplified-load Contracts. (See “Expense Table” and “Deductions.”) The Contracts are unallocated group annuity contracts that provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries (“Annuitants”). Funds may be accumulated on a variable, fixed, or a combined basis in one or more omnibus accounts established for each Contract. The Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust.

When a participant retires or otherwise becomes entitled to receive benefits, you may direct us to pay Annuity benefits to the participant. (See “Retirement Benefits.”) We will then pay retirement benefits in a lump sum or under a variable or fixed Annuity Payment Plan and issue the Annuitant a Certificate describing the benefits which have been selected. (See “Variable Payment Plans.”) Benefits available to participants are determined entirely by the provisions of the Plan or Trust.

Purchase Payments Under The Contracts

Amount and Frequency    You determine the amount and frequency of Purchase Payments subject to the provisions of the Plan or Trust. You may pay larger or additional purchase payments. However, we will not accept (a) any purchase payment unless it is a contribution for funding or for the payment of fees or loads under a pension or profit-sharing plan or trust which meets the requirements of Section 401 of the Code or the requirements for deduction of the employer’s contribution under Section 404(a)(2) of the Code; or (b) any Purchase Payment (initial or subsequent) of less than $100.

You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. If a Purchase Payment is not paid when due, or if we decline to accept a Purchase Payment as provided above, the Contract will continue in force unless you redeem all Accumulation Units for their value. You may resume payment of Purchase Payments at any time the Contract is inforce.

Application of Purchase Payments    We credit Net Purchase Payments to your Contract, after deduction of any sales load or installation fee, and we allocate the payments as you direct. To the extent that you direct a Net Purchase Payment to accumulate on a variable basis, we place it in the Separate Account and allocate it to one or more Divisions. Assets we allocate to each Division we thereupon invest in shares of the Portfolio which corresponds to that Division. If we receive no allocation instructions, we will place the Net Purchase Payment in the Money Market Division.

We apply payments we place in the Separate Account to provide “Accumulation Units” in one or more divisions. Accumulation Units represent your interest in the Separate Account.

The number of Accumulation Units you receive for each Net Purchase Payment after the initial Purchase Payment is determined by dividing the amount of the Purchase Payment to be allocated to a division by the value of an Accumulation Unit in that division, based upon the next valuation of the assets of that Division we make after we receive your Purchase Payment is received in good order either at our Home Office or a lockbox facility we have designated. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about Owners and Beneficiaries to government regulators. We value assets as of the close of trading on the NYSE for each day the Exchange is open.

The number of your Accumulation Units will be increased by additional purchase payments and decreased by withdrawals. The investment experience of the Separate Account does not change the number (as distinguished from the value) of your Accumulation Units. The value of an Accumulation Unit in each Division varies with the investment experience of the Division. This in turn is determined by the investment experience of the corresponding Portfolio. We determine the value of an Accumulation Unit on any date by multiplying the value on the immediately preceding Valuation Date by the Net Investment Factor for the division for the current period. (See “Net Investment Factor.”) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Unit. That value may be less than, equal to, or more than the cumulative Net Purchase Payments you have made.

Net Investment Factor

For each Division, the Net Investment Factor for any period ending on a Valuation Date is 1.000000 plus the net investment rate for the division for that period. Under the Contract, the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding Valuation Date up to and including the current Valuation Date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share at the beginning of the valuation period, (c) less an adjustment to provide for the charge for mortality rate and expense guarantees. (See “Deductions.”)

The Portfolios will distribute investment income and realized capital gains to the Separate Account divisions. We will

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reinvest those distributions in additional shares of the same Portfolio. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Separate Account.

Benefits Provided Under The Contracts

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, or surrender, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

The benefits provided under the Contracts consist of a Surrender Value and a retirement benefit. (No death benefits are provided.) Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below. We will take the amounts required to pay benefits from the Divisions of the Separate Account, or from the value accumulated on a fixed basis, as you direct. If a participant under your retirement plan or trust dies before retirement, any death benefits available are governed by the terms of your plan or trust. If he dies after retirement (i.e., after he annuitizes), any death benefits would be governed by the payment plan in effect at that time.

Surrender or Withdrawal Value    To the extent permitted by the Plan or Trust, you may terminate the Contract and redeem the value of Accumulation Units credited to the Contract. We determine the value, which may be either greater or less than the amount you have paid, as of the Valuation Date coincident with or next following our receipt of a written request for termination. Request forms are available from our Home Office and our agents. You may surrender a portion of the Accumulation Units on the same basis. You may instruct us how to allocate your partial surrender request among your investments in the Divisions or fixed investment options. If no direction is received, your surrender will be deducted proportionately from each of your investments.

A payee under Payment Plan 1 may elect to withdraw the present value of any unpaid income payments at any time. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may elect to withdraw the present value of any unpaid payments for the certain period. We base the Withdrawal Value on the Annuity Unit value on the withdrawal date, the date we receive proof of death at our Home Office, or, if later, the date on which a method of payment is elected, with the unpaid payments discounted at the Assumed Investment Rate if received before the close of trading for the NYSE (typically 4:00 p.m. Eastern time). (See “Description of Payment Plans.”) If received on or after the closing of the NYSE, we will determine the Withdrawal Value at the close of the next regular trading session of the NYSE.

Retirement Benefits    You may direct us to pay retirement benefits to an Annuitant at any time while your Contract is in force. Upon your request, benefits may be paid in a lump sum or under the payment plans described below. Your request will state the payment plan you have elected and the amount and date of the first payment. Amounts distributed to an Annuitant may be subject to federal income tax. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or are paid for deductible medical expenses in excess of 7.5% of Adjusted Gross Income. (See “Federal Income Taxes.”)

We will determine the amount required to pay the Annuity or cash benefits and will redeem Accumulation Units in that amount. If an Annuitant selects a Payment Plan, our current practice is to issue a certificate to the Annuitant describing his or her interest and then transfer the amount of the redeemed Accumulation Units to one of our other separate accounts, where they will be administered for the benefit of the Annuitant under the terms of the Contract. There is no assurance that amounts accumulated under the Contract will be sufficient to provide the retirement benefits under the Plan or Trust.

Payment Plans (or “Income Plans”)

Generally    We will pay part or all of the benefits under a Contract under either a fixed or variable payment plan you select, depending on applicable state law. The fixed plans are not described in this prospectus. Under a variable plan, the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. Under a variable payment plan, an Annuitant must select the initial allocation of annuity units among the Divisions and may reallocate annuity units among the Divisions at any time while the variable payment plan is in effect. The Annuitant may name and change the beneficiaries of unpaid payments for the specified period under Plan 1 or the certain period under Plans 2 or 3. We will issue the Annuitant a Certificate describing the variable Annuity benefits and including beneficiary provisions of Annuity Contracts we issue on the date of issue of the Certificate. For a discussion of tax considerations and limitations regarding the election of Payment Plans, see “Federal Income Taxes.”

Description of Payment Plans    The following Payment Plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period.)    An annuity payable monthly for a specified period of 5 to 30 years.

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Period Certain.)    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. After the payee’s death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either

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10 or 20 years may be selected, or a plan with no certain period may be chosen.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Period Certain.)    An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

A payment plan must result in payments that meet the minimums we require for annuity payment plans on the date you elect the plan. From time to time, we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates as we publish for those plans.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular payment plan the Annuitant selects, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. Annuity Units represent the interest of the payment plan in a Portfolio.

Assumed Investment Rate    The payment rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Payment rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actual value of the future payments as of the date when payments begin.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the Annuity Unit for each Division would not change in value, and the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of

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investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the Distributor's registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract. The Distributor’s registered representatives receive ongoing servicing compensation related to the Contracts but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Deferment of Benefit Payments    We reserve the right to defer determination and payment of the Surrender Value of the Accumulation Units, the Withdrawal Value under a variable payment plan, or the payment of benefits under a variable payment plan., until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a payment plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” On Group Combination Annuity Contracts, dividends have arisen principally as a result of more favorable expense experience than that assumed in determining mortality rate and expense guarantee charges. However, there is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company's approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed.

Any dividends allocated to your Contract will be credited on the Contract anniversary and, under the Company’s current approach, will be based on the average variable Contract value, which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Separate Account. Under the terms of the Contract, dividends, if any, will be applied as a net purchase payment allocated to the Money Market Division. For the coming year, all NN Series front-load and simplified-load Contracts with an average variable Contract value of $250,000 or more will receive a dividend of 0.25% of the average variable Contract value. For the simplified-load Contracts, this factor increases to 0.75% on the portion of the average variable Contract value in excess of $500,000.

Free Look    Depending upon applicable state law and the terms of the applicable employee benefit plan, you may have the right to return the Contract within the next ten days after you receive it (or whatever period is required under applicable state law), and receive your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event the state in which you live requires us to return the full amount of your purchase payment, we will do so.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from the Owners of Accumulation Units or payees receiving payments under variable payment plans. Periodic reports relating to the Portfolios, proxy material and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable annuity payment plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable annuity payment plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

A vote of Contract Owners, or of those who have an interest in one or more of the divisions of the Separate Account, may be required. Approval by the SEC or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

Amendments and Termination    After the fifth Contract year, we may amend the Contract with respect to (1) the sales load; (2) the maximum annual Annuity rate and expense guarantee charge; (3) the administration fee; (4) the transfer fee; (5) the minimum amounts for purchase payment(s) and for the Contract value; or (6) the payment rate tables which are included in the Contract. An amendment will not become effective until after we have given you at least 30 days’ written notice. An Amendment to the payment rate tables will not apply to a payment plan that starts before the amendment becomes effective. We reserve the right to terminate a Contract if

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representations you have made to us are or become incorrect. You may terminate a Contract in whole or in part at any time and we will pay you the value of the Accumulation Units.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Financial Statements    Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information. To receive a copy of the Statement of Additional Information containing such financial statements, or for any other contract-related inquiries, call 1-888-455-2232.

Deductions

We will make the following deductions:

1. Deductions from Purchase Payments:

Front-Load Contract

We deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on the cumulative amounts we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $150,000	4.5%
Next $350,000	3.0%
Next $500,000	1.0%
Balance over $1,000,000	0.5%

Simplified-Load Contract

We deduct an installation fee in the amount of $750 from the first purchase payment we receive. Alternatively, you may pay the fee separately when you submit the application for the Contract. The installation fee covers the non-recurring expenses of processing the application and issuing the Contract.

2. Annual Mortality Rate and Expense Guarantee Charge.    The Net Investment Factor (see “Net Investment Factor”) we use in determining the value of Accumulation and Annuity Units reflects a charge on each Valuation Date for mortality and expense risks we have assumed. For the front-load Contract the charge on an annual basis is 0.65% of the current value of the net assets of the Account. For the simplified-load Contract the charge on an annual basis is 1.25% of the net assets. We may increase this charge to a maximum of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the maximum. (See “Amendments and Termination.”)

The mortality risk is that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. The expense risk is that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

The Net Investment Factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “Substitution and Change,” and the deduction of any applicable taxes. Applicable taxes could include any tax liability we have paid or reserved for resulting from the maintenance or operation of a division of the Account. We do not presently anticipate that any deduction will be made for federal income taxes (see “Federal Income Taxes”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the Net Investment Factor for such Contracts.

3. Administration Fee.    We may terminate a Contract on 60 days’ written notice after it has been in force for one year if the total Contract value (including any amounts held on a fixed basis) is less than the minimum Contract value of $25,000. In lieu of terminating the Contract, we may charge an administration fee of $150 annually on the Contract anniversary.

4. Premium Taxes.    The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from

Account C Prospectus

Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

5. Expenses for the Portfolios and Funds.    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Federal Income Taxes

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event we should issue Contracts pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $50,000 or 100% of compensation or earned income up to $250,000 (dollar amounts as indexed for 2012). The employer’s deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $17,00 in 2012 and indexed thereafter. This annual dollar limit applies to the aggregate of all “elective deferrals” to a Roth 401(k) plan and all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $5,500 for 2012, indexed thereafter.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, “top heavy” rules apply if more than 60% of the present value of the cumulative accrued benefits or the aggregate of the account balances are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as Annuity Payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each Annuity Payment which represents the ratio of the employee’s “investment in the contract” to the employee’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered.

Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a pro rata return of the employee’s “investment in the contract.” Benefits received as a “lump sum distribution” by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to tax-free rollover provisions of the Code. A 10% penalty tax may be imposed by federal tax law on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee’s Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan. Benefit payments will be subject to mandatory 20% withholding unless payments are rolled over directly to a traditional IRA or “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, are “required minimum distributions,” or are due to hardship.

Minimum Distribution Requirements    As a general rule, the Plan is required to make certain required minimum distributions to the employee during the employee’s life and to the employee’s beneficiary following the employee’s death. If a portion or all of the distribution is less than the required minimum distribution, a 50% penalty tax may be imposed under federal tax law on the person who should have received the payment for the shortfall amount.

The Plan must make the first required distribution by the “required beginning date” and subsequent required distributions no later than December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the employee and an assumed beneficiary who is ten years younger, provided, however, that where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life

Account C Prospectus

expectancy instead of the Uniform Table. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or, if older and the employee is not a “5% owner” of the employer, the calendar year in which the employee retires.

If the employee dies before the required beginning date, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1)	Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2)	Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

A nonspouse designated beneficiary may directly roll over (i.e., trustee-to-trustee transfer) into an inherited IRA. The nonspouse designated beneficiary must then follow the distribution rules applicable to inherited IRAs.

Spousal Exceptions    If the employee’s spouse, as defined under federal tax law, elects the life expectancy rule, distributions do not need to begin until December 31 of the year of the employee’s death or, if later, by the end of the year the employee would have attained age 70 1/2 Alternatively, the spouse, as defined under federal tax law, may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

If the employee dies after distributions have begun, but before the entire interest is distributed, the remaining portion of the interest must be distributed at least as rapidly as under the method of distribution permitted under IRS regulations as of the date of the employee’s death.

The rules governing plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations. For example, certain declared federal disaster relief or military service provisions may supplement this information. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. You should consult qualified tax counsel before you adopt an HR-10 pension or profit-sharing plan or trust.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the divisions of the Account. We are currently making no charge. (See “Net Investment Factor” and “Deductions.”)

Contracts issued prior to January 6, 1992

Contracts Issued Beginning May 1, 1984 and Prior to January 6, 1992    For Contracts issued beginning May 1, 1984 and prior to January 6, 1992, there is no surrender charge, but Purchase Payments paid under the Contract are subject to a deduction of 4.0% on the first $25,000 of Purchase Payments, 2.0% on the next $75,000, 1.0% on the next $100,000, 0.4% on the next $100,000, 0.2% on the next $200,000, and 0.1% on amounts in excess of $500,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality rate and expense risks may not exceed 0.25% of the Separate Account assets held for these Contracts (unless the Contracts are amended after the fifth Contract year), and we currently are making no charge for these risks. These Contracts contain no provisions for accumulation of funds on a fixed basis. (See “Appendix A—Accumulation Unit Values.”) The annual contract fee is based on the contract cash value as follows: 0.5% on the first $100,000 of cash value, 0.4% on the next $100,000, 0.3% on the next $100,000, 0.2% on the next $200,000 and 0.1% on the balance above $500,000. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner. In compliance with section 408(b)(5) of ERISA, the Purchase Payment deduction and annual contract fee are waived for Contracts issued to plans sponsored by the Company.

Contracts Issued Beginning December 17, 1981 and Prior to May 1, 1984    For Contracts issued beginning December 17, 1981 and prior to May 1, 1984, the surrender charge is currently being waived, but Purchase Payments paid under the Contract are subject to a deduction of 3% on the first $25,000 of Purchase Payments, 2% on the next $75,000, and 1% on amounts in excess of $100,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality and expense risks for these Contracts is 0.50%. The annual Contract fee is the lesser of $30 or 1% of the Contract Value. We currently waive the Contract fee if the Contract Value is $25,000 or more. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner.

Contracts Issued Prior to December 17, 1981    For Contracts issued prior to December 17, 1981 there is no

Account C Prospectus

surrender charge, but Purchase Payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. There is no charge assessed at present for mortality and expense risks for these Contracts. There is no annual Contract fee. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner. In compliance with section 408(b)(5) of ERISA, the Purchase Payment deduction is waived for Contracts issued to plans sponsored by the Company.

Table of Contents for Statement of Additional Information

Account C Prospectus

TO: The Northwestern Mutual Life Insurance Company

Life and Annuity Products Department

Room E15B

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account C to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Accumulation Unit Values

The following tables present the Accumulation Unit Values for Contracts offered by means of this prospectus. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued After December 31, 1991

Northwestern Mutual Series Fund, Inc.

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Growth Stock Division
Front-Load Version
Accumulation Unit Value	$2.904	$2.961	$2.652	$1.946	$3.204	$2.953	$2.713	$2.535	$2.392	$2.024
Number of Units Outstanding	176	169	257	261	241	278	360	420	412	414
Simplified-Load Version
Accumulation Unit Value	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378	$2.258	$1.922
Number of Units Outstanding	196	237	350	366	624	841	989	1,097	1,681	1,982
Focused Appreciation Division(c)
Front-Load Version
Accumulation Unit Value	$1.852	$1.985	$1.828	$1.291	$2.167	$1.719	$1.650	$1.419	$1.194	—
Number of Units Outstanding	67	175	135	169	157	86	203	182	167	—
Simplified-Load Version
Accumulation Unit Value	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405	$1.189	—
Number of Units Outstanding	142	283	288	263	262	279	351	115	28	—
Large Cap Core Stock Division
Front-Load Version
Accumulation Unit Value	$2.332	$2.376	$2.118	$1.648	$2.708	$2.498	$2.255	$2.093	$1.948	$1.580
Number of Units Outstanding	175	197	185	182	232	344	397	309	350	572
Simplified-Load Version
Accumulation Unit Value	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963	$1.838	$1.580
Number of Units Outstanding	360	422	531	556	602	797	797	938	1,558	2,469
Large Cap Blend Division(b)
Front-Load Version
Accumulation Unit Value	$0.771	$0.794	$0.699	$0.553	$0.931	—	—	—	—	—
Number of Units Outstanding	4	93	76	71	59	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—	—	—
Number of Units Outstanding	19	19	19	19	—	—	—	—	—	—
Index 500 Stock Division
Front-Load Version
Accumulation Unit Value	$3.868	$3.819	$3.345	$2.664	$4.252	$4.060	$3.534	$3.396	$3.088	$2.420
Number of Units Outstanding	169	481	587	601	662	778	885	1,053	1,250	1,590
Simplified-Load Version
Accumulation Unit Value	$4.495	$4.465	$3.935	$3.152	$5.062	$4.862	$4.258	$4.116	$3.765	$2.968
Number of Units Outstanding	431	508	582	794	1,034	1,197	1,508	2,018	2,388	3,722
Large Company Value Division(b)
Front-Load Version
Accumulation Unit Value	$0.778	$0.772	$0.700	$0.584	$0.936	—	—	—	—	—
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—	—	—
Number of Units Outstanding	44	34	72	28	—	—	—	—	—	—
Domestic Equity Division
Front-Load Version
Accumulation Unit Value	$1.229	$1.226	$1.076	$0.837	$1.369	$1.471	$1.270	$1.183	$1.019	$0.763
Number of Units Outstanding	96	135	303	320	285	248	364	331	342	153
Simplified-Load Version
Accumulation Unit Value	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159	$1.005	$0.757
Number of Units Outstanding	178	323	389	379	486	647	640	1,017	757	532
Equity Income Division(c)
Front-Load Version
Accumulation Unit Value	$1.576	$1.601	$1.398	$1.129	$1.771	$1.726	$1.458	$1.408	$1.231	—
Number of Units Outstanding	—	—	38	29	43	9	23	23	83	—
Simplified-Load Version
Accumulation Unit Value	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394	$1.226	—
Number of Units Outstanding	85	175	200	165	159	117	81	161	34	—

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

Account C Prospectus

Accumulation Unit Values

Contracts Issued After December 31, 1991 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Mid Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$3.900	$4.184	$3.400	$2.591	$4.352	$3.629	$3.499	$3.318	$2.924	$2.360
Number of Units Outstanding	161	391	459	475	481	526	600	713	784	972
Simplified-Load Version
Accumulation Unit Value	$5.491	$5.925	$4.844	$3.713	$6.275	$5.265	$5.106	$4.871	$4.319	$3.507
Number of Units Outstanding	335	351	534	623	660	861	936	1,160	1,742	2,895
Index 400 Stock Division
Front-Load Version
Accumulation Unit Value	$2.342	$2.404	$1.916	$1.408	$2.223	$2.073	$1.897	$1.699	$1.471	$1.096
Number of Units Outstanding	23	23	53	78	91	135	201	243	270	337
Simplified-Load Version
Accumulation Unit Value	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642	$1.430	$1.072
Number of Units Outstanding	190	328	400	378	513	467	648	876	945	994
Mid Cap Value Division(c)
Front-Load Version
Accumulation Unit Value	$1.717	$1.739	$1.460	$1.192	$1.848	$1.863	$1.638	$1.563	$1.326	—
Number of Units Outstanding	46	64	100	92	100	66	184	172	161	—
Simplified-Load Version
Accumulation Unit Value	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548	$1.321	—
Number of Units Outstanding	116	118	94	116	150	180	147	72	11	—
Small Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$2.657	$2.750	$2.200	$1.688	$3.027	$2.781	$2.624	$2.375	$2.013	$1.522
Number of Units Outstanding	41	55	71	84	95	95	85	130	181	197
Simplified-Load Version
Accumulation Unit Value	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296	$1.957	$1.489
Number of Units Outstanding	107	151	202	228	314	298	410	546	847	753
Index 600 Stock Division(b)
Front-Load Version
Accumulation Unit Value	$0.997	$0.995	$0.795	$0.639	$0.937	—	—	—	—	—
Number of Units Outstanding	8	9	9	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—	—	—
Number of Units Outstanding	4	25	67	23	—	—	—	—	—	—
Small Cap Value Division
Front-Load Version
Accumulation Unit Value	$2.076	$2.118	$1.748	$1.373	$1.923	$1.951	$1.685	$1.582	$1.278	$0.952
Number of Units Outstanding	6	31	76	94	96	98	164	182	155	107
Simplified-Load Version
Accumulation Unit Value	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550	$1.260	$0.944
Number of Units Outstanding	130	221	230	228	311	352	413	485	428	319
International Growth Division
Front-Load Version
Accumulation Unit Value	$1.357	$1.573	$1.360	$1.111	$2.078	$1.857	$1.539	$1.313	$1.087	$0.787
Number of Units Outstanding	—	74	118	130	145	125	120	119	26	7
Simplified-Load Version
Accumulation Unit Value	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798	$1.499	$1.286	$1.071	$0.780
Number of Units Outstanding	40	114	537	531	676	390	321	144	92	51
Research International Core Division(b)
Front-Load Version
Accumulation Unit Value	$0.765	$0.860	$0.779	$0.600	$1.050	—	—	—	—	—
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.744	$0.841	$0.767	$0.594	$1.046	—	—	—	—	—
Number of Units Outstanding	95	56	64	17	17	—	—	—	—	—
International Equity Division
Front-Load Version
Accumulation Unit Value	$3.262	$3.652	$3.413	$2.581	$4.621	$3.940	$3.029	$2.734	$2.306	$1.653
Number of Units Outstanding	175	212	344	369	438	486	518	504	501	533
Simplified-Load Version
Accumulation Unit Value	$2.916	$3.285	$3.089	$2.350	$4.233	$3.630	$2.808	$2.550	$2.163	$1.560
Number of Units Outstanding	466	501	778	835	1,092	1,024	1,016	1,294	1,712	2,178

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

Account C Prospectus

Accumulation Unit Values

Contracts Issued After December 31, 1991 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Emerging Markets Equity Division(b)
Front-Load Version
Accumulation Unit Value	$ 0.928	$ 1.148	$ 0.932	$ 0.552	$ 1.242	—	—	—	—	—
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$ 0.902	$ 1.123	$ 0.917	$ 0.547	$ 1.237	—	—	—	—	—
Number of Units Outstanding	214	330	255	56	32	—	—	—	—	—
Money Market Division
Front-Load Version
Accumulation Unit Value	$ 1.723	$ 1.731	$ 1.738	$ 1.736	$ 1.700	$ 1.625	$1.560	$1.525	$1.513	$1.504
Number of Units Outstanding	297	117	473	461	473	395	347	512	790	2,092
Simplified-Load Version
Accumulation Unit Value	$ 2.967	$ 3.000	$ 3.029	$ 3.044	$ 3.000	$ 2.885	$2.786	$2.739	$2.734	$2.735
Number of Units Outstanding	398	630	614	1,136	479	1,001	860	1,181	1,742	2,738
Short-Term Bond Division(b)
Front-Load Version
Accumulation Unit Value	$ 1.148	$ 1.149	$ 1.116	$ 1.047	$ 1.026	—	—	—	—	—
Number of Units Outstanding	—	36	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$ 1.116	$ 1.124	$ 1.098	$ 1.037	$ 1.022	—	—	—	—	—
Number of Units Outstanding	1,043	1,084	314	—	1	—	—	—	—	—
Select Bond Division
Front-Load Version
Accumulation Unit Value	$ 3.161	$ 2.969	$ 2.804	$ 2.580	$ 2.515	$ 2.380	$2.309	$2.273	$2.184	$2.084
Number of Units Outstanding	56	164	164	186	299	295	442	524	508	519
Simplified-Load Version
Accumulation Unit Value	$13.204	$12.476	$11.852	$10.973	$10.761	$10.242	$9.996	$9.902	$9.572	$9.188
Number of Units Outstanding	97	120	212	202	188	239	390	453	631	717
Long-Term U.S. Government Bond Division(b)
Front-Load Version
Accumulation Unit Value	$ 1.671	$ 1.305	$ 1.187	$ 1.285	$ 1.071	—	—	—	—	—
Number of Units Outstanding	—	31	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$ 1.625	$ 1.276	$ 1.168	$ 1.272	$ 1.066	—	—	—	—	—
Number of Units Outstanding	45	45	99	45	1	—	—	—	—	—
Inflation Protection Division(b)
Front-Load Version
Accumulation Unit Value	$ 1.329	$ 1.195	$ 1.139	$ 1.042	$ 1.064	—	—	—	—	—
Number of Units Outstanding	—	35	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$ 1.292	$ 1.169	$ 1.121	$ 1.032	$ 1.059	—	—	—	—	—
Number of Units Outstanding	37	24	58	—	—	—	—	—	—	—
High Yield Bond Division
Front-Load Version
Accumulation Unit Value	$ 3.215	$ 3.094	$ 2.718	$ 1.882	$ 2.408	$ 2.368	$2.171	$2.155	$1.924	$1.500
Number of Units Outstanding	8	33	59	71	83	81	95	156	177	129
Simplified-Load Version
Accumulation Unit Value	$ 2.892	$ 2.800	$ 2.475	$ 1.723	$ 2.219	$ 2.195	$2.024	$2.022	$1.815	$1.424
Number of Units Outstanding	117	108	158	247	246	285	490	562	629	626
Multi-Sector Bond Division(b)
Front-Load Version
Accumulation Unit Value	$ 1.325	$ 1.270	$ 1.129	$ 0.931	$ 1.006	—	—	—	—	—
Number of Units Outstanding	—	—	—	—	22	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$ 1.288	$ 1.242	$ 1.111	$ 0.922	$ 1.002	—	—	—	—	—
Number of Units Outstanding	101	50	128	50	—	—	—	—	—	—
Commodities Return Strategy Division(a)
Front-Load Version
Accumulation Unit Value	$ 8.035	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$ 8.003	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	5	—	—	—	—	—	—	—	—	—
(a)	The initial investment was made on April 30, 2011.

(b)	The initial investment was made on April 30, 2007.

Account C Prospectus

Accumulation Unit Values

Contracts Issued After December 31, 1991 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Balanced Division
Front-Load Version
Accumulation Unit Value	$3.456	$3.406	$3.062	$2.538	$3.306	$3.135	$2.858	$2.776	$2.590	$2.210
Number of Units Outstanding	291	547	670	920	977	1,095	1,788	1,520	1,572	2,482
Simplified-Load Version
Accumulation Unit Value	$9.537	$9.456	$8.553	$7.131	$9.345	$8.915	$8.175	$7.990	$7.499	$6.435
Number of Units Outstanding	516	540	758	898	1,139	1,423	1,532	1,796	2,313	2,851
Asset Allocation Division
Front-Load Version
Accumulation Unit Value	$1.406	$1.416	$1.261	$0.999	$1.439	$1.324	$1.212	$1.140	$1.043	$0.870
Number of Units Outstanding	44	45	96	76	77	81	57	57	137	49
Simplified-Load Version
Accumulation Unit Value	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117	$1.028	$0.863
Number of Units Outstanding	843	842	862	901	1,215	1,122	925	860	613	1,295
Fidelity® Variable Insurance Products
	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(c)
Front-Load Version
Accumulation Unit Value	$2.453	$2.770	$2.168	$1.562	$2.603	$2.271	$2.034	$1.735	$1.401
Number of Units Outstanding	33	70	67	77	115	84	58	18	179
Simplified-Load Version
Accumulation Unit Value	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding	61	146	162	194	275	331	273	175	90
VIP Contrafund® Division(b)
Front-Load Version
Accumulation Unit Value	$0.957	$0.991	$0.853	$0.634	$1.113	—	—	—	—
Number of Units Outstanding	—	49	—	23	23	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—	—
Number of Units Outstanding	59	326	393	318	259	—	—	—	—
(b) The initial investment was made on April 30, 2007. (c) The initial investment was made on May 1, 2003. Neuberger Berman Advisers Management Trust
	December 31
	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version
Accumulation Unit Value	$0.937	$0.973	$0.797	$0.610	$1.014
Number of Units Outstanding	—	—	—	5	5
Simplified-Load Version
Accumulation Unit Value	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	42	138	122	74	—

(b)	The initial investment was made on April 30, 2007.

Account C Prospectus

Accumulation Unit Values

Contracts Issued After December 31, 1991 (continued)

Russell Investment Funds

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Multi-Style Equity Division
Front-Load Version
Accumulation Unit Value	$0.969	$0.991	$0.856	$0.656	$1.111	$1.013	$0.904	$0.848	$0.778	$0.607
Number of Units Outstanding	648	759	931	861	915	984	1,096	1,055	443	415
Simplified-Load Version
Accumulation Unit Value	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820	$0.756	$0.594
Number of Units Outstanding	103	374	377	362	558	1,020	957	856	717	753
Aggressive Equity Division
Front-Load Version
Accumulation Unit Value	$1.518	$1.594	$1.285	$0.984	$1.736	$1.690	$1.481	$1.402	$1.230	$0.850
Number of Units Outstanding	61	63	86	71	137	124	137	148	127	135
Simplified-Load Version
Accumulation Unit Value	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355	$1.196	$0.832
Number of Units Outstanding	17	143	157	207	417	396	453	565	621	487
Non-U.S. Division
Front-Load Version
Accumulation Unit Value	$1.174	$1.357	$1.225	$0.975	$1.704	$1.558	$1.268	$1.123	$0.955	$0.693
Number of Units Outstanding	319	338	379	332	404	407	768	709	505	171
Simplified-Load Version
Accumulation Unit Value	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085	$0.929	$0.678
Number of Units Outstanding	205	373	364	393	420	565	447	566	688	573
Core Bond Division
Front-Load Version
Accumulation Unit Value	$1.904	$1.830	$1.675	$1.455	$1.519	$1.426	$1.384	$1.365	$1.313	$1.245
Number of Units Outstanding	500	493	594	643	758	743	691	617	388	336
Simplified-Load Version
Accumulation Unit Value	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319	$1.277	$1.218
Number of Units Outstanding	147	199	354	205	266	455	478	417	290	317
Global Real Estate Securities Division
Front-Load Version
Accumulation Unit Value	$2.711	$2.936	$2.404	$1.876	$2.983	$3.568	$2.644	$2.356	$1.758	$1.290
Number of Units Outstanding	67	92	130	121	133	164	272	271	282	193
Simplified-Load Version
Accumulation Unit Value	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277	$1.710	$1.262
Number of Units Outstanding	115	163	492	461	594	507	609	696	608	664

Account C Prospectus

Accumulation Unit Values

Contracts Issued After December 31, 1991 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31
	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.110	$1.116	$0.997	$0.820	$1.031
Number of Units Outstanding	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	295	294	312	—	—
Balanced Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.013	$1.044	$0.921	$0.739	$1.023
Number of Units Outstanding	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	330	328	343	5	—
Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$0.917	$0.969	$0.848	$0.664	$1.017
Number of Units Outstanding	—	—	2	27	26
Simplified-Load Version
Accumulation Unit Value	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	354	352	377	—	—
Equity Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$0.822	$0.882	$0.771	$0.593	$1.008
Number of Units Outstanding	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	394	392	420	31	—

(b)	The initial investment was made on April 30, 2007.

Account C Prospectus

Accumulation Unit Values

Contracts Issued Between April 30, 1984 and December 31, 1991

Northwestern Mutual Series Fund, Inc.

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Growth Stock Division
Accumulation Unit Value	$ 32.570	$ 32.998	$ 29.366	$ 21.409	$ 35.015	$ 32.066	$ 29.266	$ 27.171	$ 25.472	$ 21.415
Number of Units Outstanding	7	7	8	235	827	821	794	804	808	821
Focused Appreciation Division(c)
Accumulation Unit Value	$ 19.597	$ 20.870	$ 19.089	$ 13.398	$ 22.333	$ 17.608	$ 16.788	$ 14.349	$ 11.990	—
Number of Units Outstanding	9	8	7	5	2	2	—	—	—	—
Large Cap Core Stock Division
Accumulation Unit Value	$ 26.157	$ 26.477	$ 23.450	$ 18.131	$ 29.597	$ 27.124	$ 24.327	$ 22.430	$ 20.738	$ 16.717
Number of Units Outstanding	2	2	7	248	868	806	749	690	637	552
Large Cap Blend Division(b)
Accumulation Unit Value	$ 7.947	$ 8.134	$ 7.117	$ 5.586	$ 9.348	—	—	—	—	—
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$ 59.726	$ 58.584	$ 50.989	$ 40.341	$ 63.973	$ 60.679	$ 52.480	$ 50.112	$ 45.269	$ 35.246
Number of Units Outstanding	24	25	31	715	1,365	1,454	1,571	1,652	1,689	1,782
Large Company Value Division(b)
Accumulation Unit Value	$ 8.022	$ 7.904	$ 7.124	$ 5.902	$ 9.403	—	—	—	—	—
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Domestic Equity Division
Accumulation Unit Value	$ 13.151	$ 13.033	$ 11.371	$ 8.779	$ 14.273	$ 15.238	$ 13.072	$ 12.099	$ 10.354	$ 7.703
Number of Units Outstanding	2	2	2	4	12	5	8	9	12	8
Equity Income Division(c)
Accumulation Unit Value	$ 16.677	$ 16.832	$ 14.595	$ 11.715	$ 18.250	$ 17.675	$ 14.834	$ 14.238	$ 12.364	—
Number of Units Outstanding	8	8	8	9	8	1	2	2	—	—
Mid Cap Growth Stock Division
Accumulation Unit Value	$ 67.344	$ 71.779	$ 57.953	$ 43.872	$ 73.220	$ 60.664	$ 58.106	$ 54.747	$ 47.933	$ 38.441
Number of Units Outstanding	16	17	19	527	1,106	1,150	1,271	1,380	1,444	1,538
Index 400 Stock Division
Accumulation Unit Value	$ 25.435	$ 25.935	$ 20.536	$ 14.989	$ 23.522	$ 21.794	$ 19.805	$ 17.625	$ 15.159	$ 11.228
Number of Units Outstanding	4	4	1	685	1,641	1,580	1,583	1,467	1,229	1,164
Mid Cap Value Division(c)
Accumulation Unit Value	$ 18.169	$ 18.280	$ 15.242	$ 12.368	$ 19.048	$ 19.079	$ 16.664	$ 15.801	$ 13.316	—
Number of Units Outstanding	4	3	3	3	4	—	1	—	—	—
Small Cap Growth Stock Division
Accumulation Unit Value	$ 28.848	$ 29.672	$ 23.577	$ 17.974	$ 32.022	$ 29.233	$ 27.402	$ 24.646	$ 20.746	$ 15.591
Number of Units Outstanding	3	3	6	454	1,171	1,235	1,258	1,176	1,080	992
Index 600 Stock Division(b)
Accumulation Unit Value	$ 10.280	$ 10.188	$ 8.092	$ 6.465	$ 9.411	—	—	—	—	—
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Small Cap Value Division
Accumulation Unit Value	$ 22.213	$ 22.520	$ 18.467	$ 14.406	$ 20.046	$ 20.213	$ 17.343	$ 16.176	$ 12.985	$ 9.608
Number of Units Outstanding	6	6	4	6	9	10	18	14	7	5
International Growth Division
Accumulation Unit Value	$ 14.519	$ 16.721	$ 14.362	$ 11.661	$ 21.668	$ 19.240	$ 15.839	$ 13.422	$ 11.039	$ 7.942
Number of Units Outstanding	10	10	11	12	9	9	6	8	2	2
Research International Core Division(b)
Accumulation Unit Value	$ 7.884	$ 8.807	$ 7.931	$ 6.062	$ 10.549	—	—	—	—	—
Number of Units Outstanding	1	—	—	—	—	—	—	—	—	—
International Equity Division
Accumulation Unit Value	$ 3.682	$ 4.096	$ 3.804	$ 2.858	$ 5.083	$ 4.306	$ 3.289	$ 2.950	$ 2.472	$ 1.760
Number of Units Outstanding	120	119	109	8,133	23,350	21,029	19,517	18,696	17,398	17,430
Emerging Markets Equity Division(b)
Accumulation Unit Value	$ 9.568	$ 11.763	$ 9.480	$ 5.585	$ 12.473	—	—	—	—	—
Number of Units Outstanding	4	3	3	7	3	—	—	—	—	—
Money Market Division
Accumulation Unit Value	$ 41.438	$ 41.380	$ 41.259	$ 40.948	$ 39.848	$ 37.848	$ 36.095	$ 35.049	$ 34.554	$ 34.133
Number of Units Outstanding	—	—	3	3	1	2	3	2	6	10
Short-Term Bond Division(b)
Accumulation Unit Value	$ 11.832	$ 11.767	$ 11.354	$ 10.589	$ 10.310	—	—	—	—	—
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Select Bond Division
Accumulation Unit Value	$195.022	$181.992	$170.745	$156.117	$151.194	$142.110	$136.985	$134.012	$127.940	$121.280
Number of Units Outstanding	4	4	2	40	73	77	82	81	88	92

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

Account C Prospectus

Accumulation Unit Values

Contracts Issued Between April 30, 1984 and December 31, 1991 (continued)

Northwestern Mutual Series Funds, Inc. (continued)

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$ 17.229	$ 13.364	$ 12.081	$ 12.988	$ 10.755	—	—	—	—	—
Number of Units Outstanding	3	3	3	3	—	—	—	—	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$ 13.695	$ 12.236	$ 11.587	$ 10.535	$ 10.683	—	—	—	—	—
Number of Units Outstanding	8	9	8	17	—	—	—	—	—	—
High Yield Bond Division
Accumulation Unit Value	$ 36.060	$ 34.476	$ 30.095	$ 20.699	$ 26.317	$ 25.706	$ 23.418	$ 23.097	$20.483	$ 15.871
Number of Units Outstanding	2	3	2	86	217	213	235	225	230	176
Multi-Sector Bond Division(b)
Accumulation Unit Value	$ 13.657	$ 13.009	$ 11.493	$ 9.415	$ 10.109	—	—	—	—	—
Number of Units Outstanding	6	6	6	9	—	—	—	—	—	—
Commodities Return Strategy Division(a)
Accumulation Unit Value	$ 8.070	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Balanced Division
Accumulation Unit Value	$140.097	$137.200	$122.549	$100.918	$130.597	$123.032	$111.422	$107.556	$99.687	$84.486
Number of Units Outstanding	41	42	47	183	398	426	483	534	557	664
Asset Allocation Division
Accumulation Unit Value	$ 15.043	$ 15.054	$ 13.322	$ 10.482	$ 15.001	$ 13.712	$ 12.475	$ 11.660	$10.598	$ 8.786
Number of Units Outstanding	—	—	—	—	—	2	43	43	29	20
(a) The initial investment was made on April 30, 2011. (b) The initial investment was made on April 30, 2007. Fidelity® Variable Insurance Products
	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(c)
Accumulation Unit Value	$25.954	$29.113	$22.644	$16.203	$26.829	$ 23.261	$ 20.694	$ 17.535	$14.067
Number of Units Outstanding	4	5	5	7	8	7	6	4	—
VIP Contrafund® Division(b)
Accumulation Unit Value	$ 9.866	$10.149	$ 8.680	$ 6.407	$11.180	—	—	—	—
Number of Units Outstanding	15	13	14	18	3	—	—	—	—
(b) The initial investment was made on April 30, 2007. (c) The initial investment was made on May 1, 2003. Neuberger Berman Advisers Management Trust
	December 31
	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$ 9.655	$ 9.962	$ 8.109	$ 6.170	$ 10.188
Number of Units Outstanding	1	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

Account C Prospectus

Accumulation Unit Values

Contracts Issued Between April 30, 1984 and December 31, 1991 (continued)

Russell Investment Funds

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Multi-Style Equity Division
Accumulation Unit Value	$10.521	$10.687	$ 9.176	$ 6.983	$11.749	$10.647	$ 9.443	$ 8.803	$ 8.017	$ 6.221
Number of Units Outstanding	—	—	—	—	9	23	23	24	25	8
Aggressive Equity Division
Accumulation Unit Value	$16.479	$17.202	$13.775	$10.484	$18.366	$17.759	$15.471	$14.545	$12.678	$ 8.708
Number of Units Outstanding	—	—	—	—	—	—	—	1	1	1
Non-U.S. Division
Accumulation Unit Value	$12.751	$14.636	$13.136	$10.385	$18.033	$16.376	$13.245	$11.650	$ 9.848	$ 7.096
Number of Units Outstanding	1	1	1	3	5	6	1	2	3	3
Core Bond Division
Accumulation Unit Value	$20.671	$19.747	$17.948	$15.498	$16.071	$14.986	$14.448	$14.163	$13.532	$12.749
Number of Units Outstanding	7	8	8	7	1	—	—	—	1	—
Global Real Estate Securities Division
Accumulation Unit Value	$29.439	$31.671	$25.766	$19.982	$31.560	$37.507	$27.612	$24.444	$18.124	$13.209
Number of Units Outstanding	6	6	5	476	983	1,459	1,208	1,080	743	640
Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$11.440	$11.426	$10.145	$ 8.286	$10.353
Number of Units Outstanding	—	—	—	—	—
Balanced Strategy Division(b)
Accumulation Unit Value	$10.438	$10.694	$ 9.376	$ 7.471	$10.273
Number of Units Outstanding	—	—	—	—	—
Growth Strategy Division(b)
Accumulation Unit Value	$ 9.458	$ 9.928	$ 8.628	$ 6.710	$10.213
Number of Units Outstanding	—	—	—	—	—
Equity Growth Strategy Division(b)
Accumulation Unit Value	$ 8.471	$ 9.033	$ 7.849	$ 5.999	$10.125
Number of Units Outstanding	—	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

Account C Prospectus

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

GROUP COMBINATION ANNUITY

A group combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account C

This Statement of Additional Information (“SAI”) is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Life and Annuity Products Department, Room E15B, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 888-455-2232, or visiting the website www.northwesternmutual.com.

GENERAL INFORMATION

The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for other variable annuity contracts issued by the Company.

DISTRIBUTION OF THE CONTRACTS

Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts, either directly to the Company or through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2011	$35,461
2010	$41,766
2009	$43,101

NMIS also provides certain services related to the administration of a certain payment plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. The amount of the first payment is the sum of the payments from each Division. The payments from each Division are determined by multiplying the applicable monthly variable annuity payment rate by the benefits allocated to the Division under the variable Payment Plan. (See “Illustrations of Variable Annuity Payments”.) Payment rate tables are set forth in the Contracts. Annuity payment rates currently in use by Northwestern Mutual are based on the 1983 Table with a Projection Scale G.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division. The payments from each Division are determined by multiplying the number of Annuity Units credited to the Annuitant in the Division by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was arbitrarily established as of the date on which the operations of the Division began. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the annuity rate and expense guarantee charge.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the mortality rate tables.

If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (2) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).

(1)	Value of Annuitant’s retirement benefit allocated to Balanced	$50,000

(2)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.00

(3)	Amount of first payment from Balanced Division (1) x (2) divided by $1,000.	$250.00

(4)	Assumed Value of Annuity Unit in Balanced Division on effective date of payment plan.	$1.500000

(5)	Number of Annuity Units credited in Balanced Division, (3) divided by (4)	166.67

The $50,000 value on the effective date of the payment plan provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of 166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 166.67 multiplied by $1.501000, or $250.17.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month (see “Net Investment Factor”) was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract may be transferred subject to the terms of the Plan or Trust. The transferee, or its fiduciary representative, must acknowledge in writing that the new Owner is a tax-qualified pension or profit-sharing plan. Written proof of transfer satisfactory to Northwestern Mutual must be received at the Home Office of Northwestern Mutual. The transfer will take effect on the date the proof of the transfer is signed. Ownership of a Contract may not be assigned without the consent of Northwestern Mutual. Northwestern Mutual will not be responsible for the validity or effect of the assignment or for any payment or other action taken by Northwestern Mutual before Northwestern Mutual consents to the assignment.

E XPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the consolidated financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP that have been included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2011

NML Variable Annuity Account C

Financial Statements

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$1,293	$985	$1,365	$181	$4,548
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Master Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	–	–	–	–	–

Total Assets	1,293	985	1,365	181	4,548

Liabilities:
Due to Northwestern Mutual Life Insurance Company	–	–	–	–	–
Due to Participants	–	2	–	–	–

Total Liabilities	–	2	–	–	–
Total Net Assets	$1,293	$983	$1,365	$181	$4,548

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (2)	$236	$181	$49	$2	$1,459
Annuity Reserves	–	–	–	–	–
After December 31, 1991 – Front Load Version
Accumulation Units (3)	510	125	408	3	652
Annuity Reserves	–	–	–	–	–
After December 13, 1991 – Simplified Load Version
Accumulation Units (4)	512	250	755	14	1,939
Annuity Reserves	–	–	–	–	–
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 – Network Edition
Accumulation Units (5)	35	427	153	162	498
Annuity Reserves	–	–	–	–	–

Total Net Assets	$1,293	$983	$1,365	$181	$4,548

(1) Investments, at cost	$1,195	$941	$1,338	$160	$4,170
Shares Outstanding	619	564	1,126	239	1,790
(2) Accumulation Unit Value	$32.569595	$19.596705	$26.156583	$7.947227	$59.726031
Units Outstanding	7	9	2	–	24
(3) Accumulation Unit Value	$2.903664	$1.852315	$2.331910	$0.770913	$3.867934
Units Outstanding	176	67	175	4	169
(4) Accumulation Unit Value	$2.612135	$1.758640	$2.097769	$0.749617	$4.495474
Units Outstanding	196	142	360	19	431
(5) Accumulation Unit Value	$0.929516	$1.901031	$0.938936	$0.781770	$1.023649
Units Outstanding	38	224	163	207	486

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$195	$792	$1,123	$3,690	$736
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Master Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	–	–	–	–	–

Total Assets	195	792	1,123	3,690	736

Liabilities:
Due to Northwestern Mutual Life Insurance Company	–	–	7	–	3
Due to Participants	–	–	–	–	–

Total Liabilities	–	–	7	–	3

Total Net Assets	$195	$792	$1,116	$3,690	$733

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (2)	$–	$29	$125	$1,108	$100
Annuity Reserves	–	–	–	–	–
After December 31, 1991 – Front Load Version
Accumulation Units (3)	–	118	–	626	54
Annuity Reserves	–	–	–	–	–
After December 13, 1991 – Simplified Load Version
Accumulation Units (4)	34	206	127	1,837	413
Annuity Reserves	–	–	–	–	–
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 – Network Edition
Accumulation Units (5)	161	439	864	119	166
Annuity Reserves	–	–	–	–	–

Total Net Assets	$195	$792	$1,116	$3,690	$733

(1) Investments, at cost	$182	$753	$1,048	$3,238	$704
Shares Outstanding	265	907	966	1,265	550
(2) Accumulation Unit Value	$8.021755	$13.151218	$16.677245	$67.344023	$25.435391
Units Outstanding	–	2	8	16	4
(3) Accumulation Unit Value	$0.778136	$1.229015	$1.576404	$3.900179	$2.342397
Units Outstanding	–	96	–	161	23
(4) Accumulation Unit Value	$0.756619	$1.154666	$1.496618	$5.490528	$2.171185
Units Outstanding	44	178	85	335	190
(5) Accumulation Unit Value	$0.789126	$1.267980	$1.617804	$0.978142	$1.972440
Units Outstanding	204	347	534	122	84

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$516	$661	$92	$883	$490
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Master Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	–	–	–	–	8

Total Assets	516	661	92	883	498

Liabilities:
Due to Northwestern Mutual Life Insurance Company	–	–	–	2	–
Due to Participants	–	–	–	–	–

Total Liabilities	–	–	–	2	–

Total Net Assets	$516	$661	$92	$881	$498

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (2)	$66	$80	$–	$130	$150
Annuity Reserves	–	–	–	–	–
After December 31, 1991 – Front Load Version
Accumulation Units (3)	79	108	8	13	–
Annuity Reserves	–	–	–	–	–
After December 13, 1991 – Simplified Load Version
Accumulation Units (4)	189	263	4	253	51
Annuity Reserves	–	–	–	–	–
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 – Network Edition
Accumulation Units (5)	182	210	80	485	297
Annuity Reserves	–	–	–	–	–

Total Net Assets	$516	$661	$92	$881	$498

(1) Investments, at cost	$467	$542	$83	$764	$524
Shares Outstanding	455	384	100	535	472
(2) Accumulation Unit Value	$18.168731	$28.847575	$10.280016	$22.212770	$14.519220
Units Outstanding	4	3	–	6	10
(3) Accumulation Unit Value	$1.717339	$2.656622	$0.997208	$2.075856	$1.356825
Units Outstanding	46	41	8	6	–
(4) Accumulation Unit Value	$1.630487	$2.462399	$0.969630	$1.950281	$1.274777
Units Outstanding	116	107	4	130	40
(5) Accumulation Unit Value	$1.762499	$1.230655	$1.011279	$2.141605	$1.399837
Units Outstanding	103	171	79	227	212

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short–Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$280	$3,671	$627	$2,522	$1,406
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Master Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	–	–	–	44	–

Total Assets	280	3,671	627	2,566	1,406

Liabilities:
Due to Northwestern Mutual Life Insurance Company	5	4	1	–	3
Due to Participants	–	2	2	–	–

Total Liabilities	5	6	3	–	3

Total Net Assets	$275	$3,665	$624	$2,566	$1,403

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (2)	$6	$442	$42	$7	$–
Annuity Reserves	–	–	–	–	–
After December 31, 1991 – Front Load Version
Accumulation Units (3)	–	571	–	511	–
Annuity Reserves	–	–	–	–	–
After December 13, 1991 – Simplified Load Version
Accumulation Units (4)	71	1,360	193	1,180	1,165
Annuity Reserves	–	–	–	–	–
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 – Network Edition
Accumulation Units (5)	198	1,292	389	868	238
Annuity Reserves	–	–	–	–	–

Total Net Assets	$275	$3,665	$624	$2,566	$1,403

(1) Investments, at cost	$309	$4,009	$683	$2,522	$1,445
Shares Outstanding	387	2,421	704	2,522	1,381
(2) Accumulation Unit Value	$7.884380	$3.682261	$9.567929	$41.437528	$11.832025
Units Outstanding	1	120	4	–	–
(3) Accumulation Unit Value	$0.764803	$3.261551	$0.928135	$1.722652	$1.147779
Units Outstanding	–	175	–	297	–
(4) Accumulation Unit Value	$0.743659	$2.916498	$0.902488	$2.967243	$1.116091
Units Outstanding	95	466	214	398	1,043
(5) Accumulation Unit Value	$0.775620	$1.396839	$0.941223	$1.272116	$1.163966
Units Outstanding	255	925	413	682	205

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Bond Division	High Yield Bond Division	Multi–Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$4,041	$345	$633	$876	$965
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Master Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	–	–	–	–	–

Total Assets	4,041	345	633	876	965

Liabilities:
Due to Northwestern Mutual Life Insurance Company	26	–	4	5	6
Due to Participants	–	–	–	–	–

Total Liabilities	26	–	4	5	6

Total Net Assets	$4,015	$345	$629	$871	$959

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (2)	$751	$50	$110	$87	$85
Annuity Reserves	–	–	–	–	–
After December 31, 1991 – Front Load Version
Accumulation Units (3)	177	–	–	25	–
Annuity Reserves	–	–	–	–	–
After December 13, 1991 – Simplified Load Version
Accumulation Units (4)	1,279	73	48	338	131
Annuity Reserves	–	–	–	–	–
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 – Network Edition
Accumulation Units (5)	1,808	222	471	421	743
Annuity Reserves	–	–	–	–	–

Total Net Assets	$4,015	$345	$629	$871	$959

(1) Investments, at cost	$3,942	$326	$584	$839	$998
Shares Outstanding	3,094	304	538	1,244	960
(2) Accumulation Unit Value	$195.021673	$17.228764	$13.694886	$36.059875	$13.657358
Units Outstanding	4	3	8	2	6
(3) Accumulation Unit Value	$3.161070	$1.671337	$1.328507	$3.215023	$1.324868
Units Outstanding	56	–	–	8	–
(4) Accumulation Unit Value	$13.203917	$1.625206	$1.291820	$2.892259	$1.288261
Units Outstanding	97	45	37	117	101
(5) Accumulation Unit Value	$2.045015	$1.694900	$1.347230	$2.148291	$1.343520
Units Outstanding	884	131	350	196	553

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Commodities Return Strategy Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$156	$12,664	$1,655	$–	$–
Fidelity Variable Insurance Products	–	–	–	1,118	925
Neuberger Berman Advisers Master Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	–	–	–	–	–

Total Assets	156	12,664	1,655	1,118	925

Liabilities:
Due to Northwestern Mutual Life Insurance Company	4	–	–	3	7
Due to Participants	–	38	–	2	–

Total Liabilities	4	38	–	5	7

Total Net Assets	$152	$12,626	$1,655	$1,113	$918

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (2)	$4	$5,756	$–	$100	$146
Annuity Reserves	–	–	–	–	–
After December 31, 1991 – Front Load Version
Accumulation Units (3)	–	1,006	62	81	–
Annuity Reserves	–	–	–	–	–
After December 13, 1991 – Simplified Load Version
Accumulation Units (4)	43	4,921	1,113	142	55
Annuity Reserves	–	–	–	–	–
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 – Network Edition
Accumulation Units (5)	105	943	480	790	717
Annuity Reserves	–	–	–	–	–

Total Net Assets	$152	$12,626	$1,655	$1,113	$918

(1) Investments, at cost	$172	$11,896	$1,795	$1,047	$811
Shares Outstanding	192	9,111	1,619	39	41
(2) Accumulation Unit Value	$8.070260	$140.096515	$15.042893	$25.953961	$9.866342
Units Outstanding	–	41	–	4	15
(3) Accumulation Unit Value	$8.035101	$3.455685	$1.405772	$2.453241	$0.957074
Units Outstanding	–	291	44	33	–
(4) Accumulation Unit Value	$8.002839	$9.536525	$1.320779	$2.329143	$0.930627
Units Outstanding	5	516	843	61	59
(5) Accumulation Unit Value	$8.051273	$1.400766	$1.450367	$2.517713	$0.970592
Units Outstanding	13	673	331	314	739

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Neuberger Berman AMT Socially Responsive Division	Russell Multi–Style Equity Division	Russell Aggressive Equity Division	Russell Non–U.S. Division	Russell Core Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$–	$–	$–	$–	$–
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Master Trust	146	–	–	–	–
Russell Investment Funds		887	161	772	2,249
Due from Northwestern Mutual Life Insurance Company	–	–	1	–	–

Total Assets	146	887	162	772	2,249

Liabilities:
Due to Northwestern Mutual Life Insurance Company	6	–	–	4	11
Due to Participants	–	–	–	–	–

Total Liabilities	6	–	–	4	11

Total Net Assets	$140	$887	$162	$768	$2,238

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (2)	$7	$–	$3	$9	$155
Annuity Reserves	–	–	–	–	–
After December 31, 1991 – Front Load Version
Accumulation Units (3)	–	627	93	375	953
Annuity Reserves	–	–	–	–	–
After December 13, 1991 – Simplified Load Version
Accumulation Units (4)	38	92	23	223	259
Annuity Reserves	–	–	–	–	–
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 – Network Edition
Accumulation Units (5)	95	168	43	161	871
Annuity Reserves	–	–	–	–	–

Total Net Assets	$140	$887	$162	$768	$2,238

(1) Investments, at cost	$149	$831	$155	$831	$2,210
Shares Outstanding	10	67	14	88	215
(2) Accumulation Unit Value	$9.655117	$10.521100	$16.479338	$12.750860	$20.671320
Units Outstanding	1	–	–	1	7
(3) Accumulation Unit Value	$0.936602	$0.968906	$1.517596	$1.174220	$1.903705
Units Outstanding	–	648	61	319	500
(4) Accumulation Unit Value	$0.910717	$0.898065	$1.406658	$1.088424	$1.764666
Units Outstanding	42	103	17	205	147
(5) Accumulation Unit Value	$0.949797	$0.982106	$1.380064	$1.024882	$1.931512
Units Outstanding	100	171	31	157	451

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$–	$–	$–	$–	$–
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Master Trust	–	–	–	–	–
Russell Investment Funds	1,305	377	1,076	593	393
Due from Northwestern Mutual Life Insurance Company	–	–	–	–	26

Total Assets	1,305	377	1,076	593	419

Liabilities:
Due to Northwestern Mutual Life Insurance Company	4	–	–	–	–
Due to Participants	–	–	–	–	–

Total Liabilities	4	–	–	–	–

Total Net Assets	$1,301	$377	$1,076	$593	$419

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (2)	$163	$–	$–	$–	$–
Annuity Reserves	–	–	–	–	–
After December 31, 1991 – Front Load Version
Accumulation Units (3)	181	–	–	–	–
Annuity Reserves	–	–	–	–	–
After December 13, 1991 – Simplified Load Version
Accumulation Units (4)	289	319	325	316	315
Annuity Reserves	–	–	–	–	–
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 – Network Edition
Accumulation Units (5)	668	58	751	277	104
Annuity Reserves	–	–	–	–	–

Total Net Assets	$1,301	$377	$1,076	$593	$419

(1) Investments, at cost	$1,249	$346	$1,010	$544	$355
Shares Outstanding	103	40	124	74	54
(2) Accumulation Unit Value	$29.438654	$11.440046	$10.437591	$9.458077	$8.471141
Units Outstanding	6	–	–	–	–
(3) Accumulation Unit Value	$2.711049	$1.109740	$1.012500	$0.917462	$0.821730
Units Outstanding	67	–	–	–	–
(4) Accumulation Unit Value	$2.512877	$1.079083	$0.984507	$0.892120	$0.799007
Units Outstanding	115	295	330	354	394
(5) Accumulation Unit Value	$2.725322	$1.125385	$1.026783	$0.930416	$0.833341
Units Outstanding	245	51	731	297	126

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2011

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$11	$2	$17	$1	$100
Expenses:
Mortality and expense risk charges	11	8	14	1	39

Net investment income (loss)	–	(6)	3	–	61

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3)	(14)	(4)	(11)	(374)
Realized gain distributions	–	–	–	–	134

Realized gains (losses)	(3)	(14)	(4)	(11)	(240)

Change in unrealized appreciation/ depreciation of investments during the period	(22)	(52)	(32)	6	208

Net increase (decrease) in net assets resulting from operations	$(25)	$(72)	$(33)	$(5)	$29

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$3	$20	$15	$11	$8
Expenses:
Mortality and expense risk charges	1	7	5	35	9

Net investment income (loss)	2	13	10	(24)	(1)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	(90)	(8)	–	(17)
Realized gain distributions	–	–	–	–	49

Realized gains (losses)	2	(90)	(8)	–	32

Change in unrealized appreciation/ depreciation of investments during the period	(2)	77	(4)	(321)	(46)

Net increase (decrease) in net assets resulting from operations	$2	$–	$(2)	$(345)	$(15)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2011

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$10	$3	$1	$6	$7
Expenses:
Mortality and expense risk charges	4	6	–	7	3

Net investment income (loss)	6	(3)	1	(1)	4

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(18)	5	8	4	23
Realized gain distributions	–	–	3	–	–

Realized gains (losses)	(18)	5	11	4	23

Change in unrealized appreciation/ depreciation of investments during the period	4	(22)	(9)	(16)	(113)

Net increase (decrease) in net assets resulting from operations	$(8)	$(20)	$3	$(13)	$(86)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$4	$88	$6	$4	$19
Expenses:
Mortality and expense risk charges	1	30	4	27	16

Net investment income (loss)	3	58	2	(23)	3

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	13	(314)	81	–	(8)
Realized gain distributions	–	–	–	–	3

Realized gains (losses)	13	(314)	81	–	(5)

Change in unrealized appreciation/ depreciation of investments during the period	(50)	(192)	(223)	–	(7)

Net increase (decrease) in net assets resulting from operations	$(34)	$(448)	$(140)	$(23)	$(9)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2011

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Bond Division	High Yield Bond Division	Multi–Sector Bond Division

Income:
Dividend income	$135	$6	$–	$65	$48
Expenses:
Mortality and expense risk charges	25	2	2	6	3

Net investment income (loss)	110	4	(2)	59	45

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	72	(2)	9	14	8
Realized gain distributions	81	34	5	–	17

Realized gains (losses)	153	32	14	14	25

Change in unrealized appreciation/ depreciation of investments during the period	(3)	42	53	(44)	(38)

Net increase (decrease) in net assets resulting from operations	$260	$78	$65	$29	$32

	Commodities Return Strategy Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division

Income:
Dividend income	$–	$385	$40	$–	$8
Expenses:
Mortality and expense risk charges	–	79	16	8	5

Net investment income (loss)	–	306	24	(8)	3

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	–	(294)	(11)	32	(15)
Realized gain distributions	–	–	–	2	–

Realized gains (losses)	–	(294)	(11)	34	(15)

Change in unrealized appreciation/ depreciation of investments during the period	(17)	193	(28)	(176)	(20)

Net increase (decrease) in net assets resulting from operations	$(17)	$205	$(15)	$(150)	$(32)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2011

(in thousands)

	Neuberger Berman AMT Socially Responsive Division	Russell Multi–Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division

Income:
Dividend income	$1	$11	$2	$17	$68
Expenses:
Mortality and expense risk charges	1	8	3	8	13

Net investment income (loss)	–	3	(1)	9	55

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	18	(30)	18	(134)	22
Realized gain distributions	–	–	–	–	38

Realized gains (losses)	18	(30)	18	(134)	60

Change in unrealized appreciation/ depreciation of investments during the period	(24)	14	(37)	(4)	(31)

Net increase (decrease) in net assets resulting from operations	$(6)	$(13)	$(20)	$(129)	$84

	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division

Income:
Dividend income	$33	$9	$26	$12	$6
Expenses:
Mortality and expense risk charges	8	4	7	5	4

Net investment income (loss)	25	5	19	7	2

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	123	1	(11)	–	(1)
Realized gain distributions	–	–	–	–	–

Realized gains (losses)	123	1	(11)	–	(1)

Change in unrealized appreciation/ depreciation of investments during the period	(267)	(10)	(48)	(43)	(32)

Net increase (decrease) in net assets resulting from operations	$(119)	$(4)	$(40)	$(36)	$(31)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income (loss)	$–	$(1)	$(6)	$(10)
Net realized gains (losses)	(3)	(64)	(14)	12
Net change in unrealized appreciation/depreciation	(22)	215	(52)	126

Net increase (decrease) in net assets resulting from operations	(25)	150	(72)	128

Contract Transactions:
Contract owners’ net payments	58	84	140	124
Annuity payments	(2)	(3)	–	–
Surrenders and other (net)	(108)	(509)	(272)	(144)
Transfers from other divisions or sponsor	56	203	969	843
Transfers to other divisions or sponsor	(138)	(418)	(1,220)	(684)

Net increase (decrease) in net assets resulting from contract transactions	(134)	(643)	(383)	139

Net increase (decrease) in net assets	(159)	(493)	(455)	267

Net Assets:
Beginning of period	1,452	1,945	1,438	1,171

End of period	$1,293	$1,452	$983	$1,438

Units issued during the period	214	210	619	523
Units redeemed during the period	(267)	(556)	(833)	(447)

Net units issued (redeemed) during the period	(53)	(346)	(214)	76

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$3	$3	$–	$1
Net realized gains (losses)	(4)	(12)	(11)	(2)
Net change in unrealized appreciation/depreciation	(32)	165	6	27

Net increase (decrease) in net assets resulting from operations	(33)	156	(5)	26

Contract Transactions:
Contract owners’ net payments	98	124	10	33
Annuity payments	–	–	–	–
Surrenders and other (net)	(270)	(336)	(72)	(4)
Transfers from other divisions or sponsor	938	798	561	348
Transfers to other divisions or sponsor	(888)	(889)	(553)	(319)

Net increase (decrease) in net assets resulting from contract transactions	(122)	(303)	(54)	58

Net increase (decrease) in net assets	(155)	(147)	(59)	84

Net Assets:
Beginning of period	1,520	1,667	240	156

End of period	$1,365	$1,520	$181	$240

Units issued during the period	682	628	735	532
Units redeemed during the period	(699)	(725)	(804)	(455)

Net units issued (redeemed) during the period	(17)	(97)	(69)	77

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$61	$76	$2	$2
Net realized gains (losses)	(240)	(10)	2	6
Net change in unrealized appreciation/depreciation	208	721	(2)	10

Net increase (decrease) in net assets resulting from operations	29	787	2	18

Contract Transactions:
Contract owners’ net payments	261	290	32	31
Annuity payments	(3)	(3)	–	–
Surrenders and other (net)	(1,655)	(996)	(19)	(23)
Transfers from other divisions or sponsor	2,003	2,135	545	466
Transfers to other divisions or sponsor	(2,127)	(2,331)	(550)	(468)

Net increase (decrease) in net assets resulting from contract transactions	(1,521)	(905)	8	6

Net increase (decrease) in net assets	(1,492)	(118)	10	24
Net Assets:
Beginning of period	6,040	6,158	185	161

End of period	$4,548	$6,040	$195	$185

Units issued during the period	1,436	1,463	732	698
Units redeemed during the period	(1,778)	(1,538)	(722)	(690)

Net units issued (redeemed) during the period	(342)	(75)	10	8

	Domestic Equity Division		Equity Income Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$13	$16	$10	$11
Net realized gains (losses)	(90)	(169)	(8)	(39)
Net change in unrealized appreciation/depreciation	77	295	(4)	156

Net increase (decrease) in net assets resulting from operations	–	142	(2)	128

Contract Transactions:
Contract owners’ net payments	76	76	245	154
Annuity payments	–	–	–	–
Surrenders and other (net)	(156)	(356)	(86)	(154)
Transfers from other divisions or sponsor	903	917	1,568	1,025
Transfers to other divisions or sponsor	(1,052)	(872)	(1,567)	(957)

Net increase (decrease) in net assets resulting from contract transactions	(229)	(235)	160	68

Net increase (decrease) in net assets	(229)	(93)	158	196

Net Assets:
Beginning of period	1,021	1,114	958	762

End of period	$792	$1,021	$1,116	$958

Units issued during the period	841	868	996	564
Units redeemed during the period	(1,037)	(1,075)	(891)	(515)

Net units issued (redeemed) during the period	(196)	(207)	105	49

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(24)	($25)	$(1)	$–
Net realized gains (losses)	–	(249)	32	(28)
Net change in unrealized appreciation/depreciation	(321)	1,281	(46)	251

Net increase (decrease) in net assets resulting from operations	(345)	1,007	(15)	223

Contract Transactions:
Contract owners’ net payments	98	205	88	65
Annuity payments	(1)	(2)	(2)	(3)
Surrenders and other (net)	(1,023)	(1,223)	(340)	(265)
Transfers from other divisions or sponsor	409	401	343	435
Transfers to other divisions or sponsor	(505)	(691)	(397)	(359)

Net increase (decrease) in net assets resulting from contract transactions	(1,022)	(1,310)	(308)	(127)

Net increase (decrease) in net assets	(1,367)	(303)	(323)	96

Net Assets:
Beginning of period	5,057	5,360	1,056	960

End of period	$3,690	$5,057	$733	$1,056

Units issued during the period	334	409	281	256
Units redeemed during the period	(575)	(643)	(400)	(350)

Net units issued (redeemed) during the period	(241)	(234)	(119)	(94)

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$6	$4	$(3)	$–
Net realized gains (losses)	(18)	(38)	5	(96)
Net change in unrealized appreciation/depreciation	4	121	(22)	271

Net increase (decrease) in net assets resulting from operations	(8)	87	(20)	175

Contract Transactions:
Contract owners’ net payments	57	95	42	69
Annuity payments	–	–	–	–
Surrenders and other (net)	(85)	(41)	(90)	(194)
Transfers from other divisions or sponsor	790	574	782	702
Transfers to other divisions or sponsor	(785)	(573)	(894)	(752)

Net increase (decrease) in net assets resulting from contract transactions	(23)	55	(160)	(175)

Net increase (decrease) in net assets	(31)	142	(180)	–

Net Assets:
Beginning of period	547	405	841	841

End of period	$516	$547	$661	$841

Units issued during the period	433	394	437	486
Units redeemed during the period	(451)	(356)	(494)	(509)

Net units issued (redeemed) during the period	(18)	38	(57)	(23)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$1	$2	$(1)	$3
Net realized gains (losses)	11	16	4	(7)
Net change in unrealized appreciation/depreciation	(9)	8	(16)	207

Net increase (decrease) in net assets resulting from operations	3	26	(13)	203

Contract Transactions:
Contract owners’ net payments	12	12	103	116
Annuity payments	–	–	–	–
Surrenders and other (net)	(27)	(44)	(223)	(192)
Transfers from other divisions or sponsor	180	162	1,022	869
Transfers to other divisions or sponsor	(162)	(183)	(1,080)	(774)

Net increase (decrease) in net assets resulting from contract transactions	3	(53)	(178)	19

Net increase (decrease) in net assets	6	(27)	(191)	222

Net Assets:
Beginning of period	86	113	1,072	850

End of period	$92	$86	$881	$1,072

Units issued during the period	189	215	543	458
Units redeemed during the period	(185)	(271)	(626)	(462)

Net units issued (redeemed) during the period	4	(56)	(83)	(4)

	International Growth Division		Research International Core Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$4	$2	$3	$1
Net realized gains (losses)	23	(403)	13	(10)
Net change in unrealized appreciation/depreciation	(113)	500	(50)	23

Net increase (decrease) in net assets resulting from operations	(86)	99	(34)	14

Contract Transactions:
Contract owners’ net payments	62	132	98	31
Annuity payments	–	–	–	–
Surrenders and other (net)	(181)	(721)	(22)	(32)
Transfers from other divisions or sponsor	1,006	831	373	125
Transfers to other divisions or sponsor	(1,046)	(771)	(277)	(124)

Net increase (decrease) in net assets resulting from contract transactions	(159)	(529)	172	–

Net increase (decrease) in net assets	(245)	(430)	138	14

Net Assets:
Beginning of period	743	1,173	137	123

End of period	$498	$743	$275	$137

Units issued during the period	603	526	845	208
Units redeemed during the period	(713)	(936)	(653)	(208)

Net units issued (redeemed) during the period	(110)	(410)	192	–

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$58	$85	$2	$1
Net realized gains (losses)	(314)	(512)	81	(10)
Net change in unrealized appreciation/depreciation	(192)	626	(223)	127

Net increase (decrease) in net assets resulting from operations	(448)	199	(140)	118

Contract Transactions:
Contract owners’ net payments	368	428	166	175
Annuity payments	(1)	(2)	–	–
Surrenders and other (net)	(477)	(1,188)	(71)	(29)
Transfers from other divisions or sponsor	3,188	3,150	767	480
Transfers to other divisions or sponsor	(3,134)	(3,346)	(830)	(403)

Net increase (decrease) in net assets resulting from contract transactions	(56)	(958)	32	223

Net increase (decrease) in net assets	(504)	(759)	(108)	341

Net Assets:
Beginning of period	4,169	4,928	732	391

End of period	$3,665	$4,169	$624	$732

Units issued during the period	2,005	1,932	825	544
Units redeemed during the period	(1,949)	(2,164)	(806)	(328)

Net units issued (redeemed) during the period	56	(232)	19	216

	Money Market Division		Short–Term Bond Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(23)	($19)	$3	$31
Net realized gains (losses)	–	–	(5)	14
Net change in unrealized appreciation/depreciation	–	–	(7)	(31)

Net increase (decrease) in net assets resulting from operations	(23)	(19)	(9)	14

Contract Transactions:
Contract owners’ net payments	851	593	115	164
Annuity payments	–	–	–	–
Surrenders and other (net)	(1,731)	(1,736)	(547)	(53)
Transfers from other divisions or sponsor	2,000	1,998	752	1,206
Transfers to other divisions or sponsor	(1,365)	(1,501)	(396)	(251)

Net increase (decrease) in net assets resulting from contract transactions	(245)	(646)	(76)	1,066

Net increase (decrease) in net assets	(268)	(665)	(85)	1,080

Net Assets:
Beginning of period	2,834	3,499	1,488	408

End of period	$2,566	$2,834	$1,403	$1,488

Units issued during the period	2,309	1,226	953	1,213
Units redeemed during the period	(2,244)	(1,560)	(1,016)	(268)

Net units issued (redeemed) during the period	65	(334)	(63)	945

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long–Term U.S. Government Bond Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$110	$137	$4	$14
Net realized gains (losses)	153	136	32	13
Net change in unrealized appreciation/depreciation	(3)	(24)	42	(4)

Net increase (decrease) in net assets resulting from operations	260	249	78	23

Contract Transactions:
Contract owners’ net payments	362	410	46	86
Annuity payments	(4)	(7)	–	–
Surrenders and other (net)	(721)	(916)	(15)	(82)
Transfers from other divisions or sponsor	4,342	4,332	249	243
Transfers to other divisions or sponsor	(4,493)	(4,346)	(296)	(209)

Net increase (decrease) in net assets resulting from contract transactions	(514)	(527)	(16)	38

Net increase (decrease) in net assets	(254)	(278)	62	61

Net Assets:
Beginning of period	4,269	4,547	283	222

End of period	$4,015	$4,269	$345	$283

Units issued during the period	1,919	1,756	216	249
Units redeemed during the period	(1,945)	(1,712)	(224)	(222)

Net units issued (redeemed) during the period	(26)	44	(8)	27

	Inflation Protection Bond Division		High Yield Bond Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(2)	$16	$59	$60
Net realized gains (losses)	14	16	14	–
Net change in unrealized appreciation/depreciation	53	(9)	(44)	56

Net increase (decrease) in net assets resulting from operations	65	23	29	116

Contract Transactions:
Contract owners’ net payments	110	123	123	111
Annuity payments	–	–	(1)	(2)
Surrenders and other (net)	(26)	(44)	(151)	(198)
Transfers from other divisions or sponsor	868	664	1,133	813
Transfers to other divisions or sponsor	(892)	(577)	(1,095)	(825)

Net increase (decrease) in net assets resulting from contract transactions	60	166	9	(101)

Net increase (decrease) in net assets	125	189	38	15

Net Assets:
Beginning of period	504	315	833	818

End of period	$629	$504	$871	$833

Units issued during the period	594	489	573	395
Units redeemed during the period	(535)	(354)	(550)	(423)

Net units issued (redeemed) during the period	59	135	23	(28)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Multi–Sector Bond Division		Commodities Return Strategy Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Period April 29 to December 31, 2011

Operations:
Net investment income (loss)	$45	$39	$–
Net realized gains (losses)	25	37	–
Net change in unrealized appreciation/depreciation	(38)	(12)	(17)

Net increase (decrease) in net assets resulting from operations	32	64	(17)

Contract Transactions:
Contract owners’ net payments	245	184	62
Annuity payments	–	–	–
Surrenders and other (net)	(8)	(41)	(1)
Transfers from other divisions or sponsor	1,480	751	173
Transfers to other divisions or sponsor	(1,384)	(805)	(65)

Net increase (decrease) in net assets resulting from contract transactions	333	89	169

Net increase (decrease) in net assets	365	153	152
Net Assets:
Beginning of period	594	441	–

End of period	$959	$594	$152

Units issued during the period	1,121	532	28
Units redeemed during the period	(866)	(460)	(10)

Net units issued (redeemed) during the period	255	72	18

	Balanced Division		Asset Allocation Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$306	$220	$24	$36
Net realized gains (losses)	(294)	(1,212)	(11)	(37)
Net change in unrealized appreciation/depreciation	193	2,502	(28)	209

Net increase (decrease) in net assets resulting from operations	205	1,510	(15)	208

Contract Transactions:
Contract owners’ net payments	235	369	99	52
Annuity payments	(23)	(38)	(8)	(13)
Surrenders and other (net)	(2,304)	(2,588)	(143)	(110)
Transfers from other divisions or sponsor	1,069	842	139	70
Transfers to other divisions or sponsor	(876)	(1,458)	(145)	(217)

Net increase (decrease) in net assets resulting from contract transactions	(1,899)	(2,873)	(58)	(218)

Net increase (decrease) in net assets	(1,694)	(1,363)	(73)	(10)

Net Assets:
Beginning of period	14,320	15,683	1,728	1,738

End of period	$12,626	$14,320	$1,655	$1,728

Units issued during the period	743	780	245	103
Units redeemed during the period	(1,178)	(1,059)	(185)	(247)

Net units issued (redeemed) during the period	(435)	(279)	60	(144)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Mid Cap Division		Fidelity VIP Contrafund Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(8)	($6)	$3	$4
Net realized gains (losses)	34	(17)	(15)	(53)
Net change in unrealized appreciation/depreciation	(176)	325	(20)	207

Net increase (decrease) in net assets resulting from operations	(150)	302	(32)	158

Contract Transactions:
Contract owners’ net payments	260	173	178	205
Annuity payments	–	–	–	–
Surrenders and other (net)	(314)	(171)	(166)	(80)
Transfers from other divisions or sponsor	1,552	1,271	1,158	920
Transfers to other divisions or sponsor	(1,586)	(1,231)	(1,297)	(883)

Net increase (decrease) in net assets resulting from contract transactions	(88)	42	(127)	162

Net increase (decrease) in net assets	(238)	344	(159)	320

Net Assets:
Beginning of period	1,351	1,007	1,077	757

End of period	$1,113	$1,351	$918	$1,077

Units issued during the period	644	554	1,239	904
Units redeemed during the period	(679)	(529)	(1,389)	(707)

Net units issued (redeemed) during the period	(35)	25	(150)	197

	Neuberger Berman AMT Socially Responsive Division		Russell Multi–Style Equity Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$–	($1)	$3	$2
Net realized gains (losses)	18	(7)	(30)	(22)
Net change in unrealized appreciation/depreciation	(24)	35	14	195

Net increase (decrease) in net assets resulting from operations	(6)	27	(13)	175

Contract Transactions:
Contract owners’ net payments	35	10	102	89
Annuity payments	–	–	–	–
Surrenders and other (net)	(97)	(21)	(296)	(229)
Transfers from other divisions or sponsor	171	68	1,152	1,015
Transfers to other divisions or sponsor	(136)	(17)	(1,325)	(1,016)

Net increase (decrease) in net assets resulting from contract transactions	(27)	40	(367)	(141)

Net increase (decrease) in net assets	(33)	67	(380)	34

Net Assets:
Beginning of period	173	106	1,267	1,233

End of period	$140	$173	$887	$1,267

Units issued during the period	244	90	2,651	1,261
Units redeemed during the period	(281)	(44)	(3,031)	(1,422)

Net units issued (redeemed) during the period	(37)	46	(380)	(161)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Russell Aggressive Equity Division		Russell Non–U.S. Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(1)	($1)	$9	$–
Net realized gains (losses)	18	(30)	(134)	(114)
Net change in unrealized appreciation/depreciation	(37)	106	(4)	220

Net increase (decrease) in net assets resulting from operations	(20)	75	(129)	106

Contract Transactions:
Contract owners’ net payments	21	19	50	92
Annuity payments	–	–	–	–
Surrenders and other (net)	(196)	(52)	(248)	(143)
Transfers from other divisions or sponsor	260	197	1,206	1,080
Transfers to other divisions or sponsor	(267)	(235)	(1,241)	(1,042)

Net increase (decrease) in net assets resulting from contract transactions	(182)	(71)	(233)	(13)

Net increase (decrease) in net assets	(202)	4	(362)	93

Net Assets:
Beginning of period	364	360	1,130	1,037

End of period	$162	$364	$768	$1,130

Units issued during the period	380	170	1,571	1,026
Units redeemed during the period	(510)	(223)	(1,750)	(1,038)

Net units issued (redeemed) during the period	(130)	(53)	(179)	(12)

	Russell Core Bond Division		Russell Global Real Estate Securities Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$55	$73	$25	$21
Net realized gains (losses)	60	106	123	(561)
Net change in unrealized appreciation/depreciation	(31)	21	(267)	802

Net increase (decrease) in net assets resulting from operations	84	200	(119)	262

Contract Transactions:
Contract owners’ net payments	385	340	248	166
Annuity payments	–	–	(2)	(2)
Surrenders and other (net)	(307)	(289)	(337)	(917)
Transfers from other divisions or sponsor	3,551	2,893	1,735	1,600
Transfers to other divisions or sponsor	(3,507)	(3,265)	(1,682)	(1,541)

Net increase (decrease) in net assets resulting from contract transactions	122	(321)	(38)	(694)

Net increase (decrease) in net assets	206	(121)	(157)	(432)

Net Assets:
Beginning of period	2,032	2,153	1,458	1,890

End of period	$2,238	$2,032	$1,301	$1,458

Units issued during the period	2,711	1,570	690	594
Units redeemed during the period	(2,646)	(1,759)	(695)	(912)

Net units issued (redeemed) during the period	65	(189)	(5)	(318)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Moderate Strategy Division		Russell LifePoints Balanced Strategy Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$5	$11	$19	$34
Net realized gains (losses)	1	9	(11)	(9)
Net change in unrealized appreciation/depreciation	(10)	18	(48)	106

Net increase (decrease) in net assets resulting from operations	(4)	38	(40)	131

Contract Transactions:
Contract owners’ net payments	23	22	55	219
Annuity payments	–	–	–	–
Surrenders and other (net)	–	(37)	–	(50)
Transfers from other divisions or sponsor	94	30	1,560	1,118
Transfers to other divisions or sponsor	(78)	(45)	(1,706)	(1,150)

Net increase (decrease) in net assets resulting from contract transactions	39	(30)	(91)	137

Net increase (decrease) in net assets	35	8	(131)	268

Net Assets:
Beginning of period	342	334	1,207	939

End of period	$377	$342	$1,076	$1,207

Units issued during the period	102	49	1,521	1,366
Units redeemed during the period	(69)	(76)	(1,613)	(1,232)

Net units issued (redeemed) during the period	33	(27)	(92)	134

	Russell LifePoints Growth Strategy Division		Russell LifePoints Equity Growth Strategy Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$7	$10	$2	$6
Net realized gains (losses)	–	3	(1)	4
Net change in unrealized appreciation/depreciation	(43)	57	(32)	37

Net increase (decrease) in net assets resulting from operations	(36)	70	(31)	47

Contract Transactions:
Contract owners’ net payments	60	27	64	16
Annuity payments	–	–	–	–
Surrenders and other (net)	–	(13)	(8)	(9)
Transfers from other divisions or sponsor	763	618	33	35
Transfers to other divisions or sponsor	(762)	(634)	(34)	(50)

Net increase (decrease) in net assets resulting from contract transactions	61	(2)	55	(8)

Net increase (decrease) in net assets	25	68	24	39

Net Assets:
Beginning of period	568	500	395	356

End of period	$593	$568	$419	$395

Units issued during the period	865	728	112	61
Units redeemed during the period	(804)	(731)	(48)	(73)

Net units issued (redeemed) during the period	61	(3)	64	(12)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2011

1.	Organization

NML Variable Annuity Account C (the “Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund unallocated group combination variable annuity contracts (“contracts”) to provide retirement annuity benefits for self-employed persons and their eligible employees and individual flexible payment deferred variable annuity contracts of certain eligible persons. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.5% of purchase payments; Simplified Load contracts with an installment fee of $750; and Network Edition contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

Effective April 29, 2011, the Commodities Return Strategy Division commenced operations in the Account.

Effective May 1, 2011, the Russell Real Estate Securities Division of the Account was renamed the Russell Global Real Estate Securities Division.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2011, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities.

C.	Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. Any contract dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.	Annuity Reserves – Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience or assumed investment rates of 3.5% or 5%.

E.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2011

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2011 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$226	$361
Focused Appreciation	206	593
Large Cap Core Stock	235	353
Large Cap Blend	20	73
Index 500 Stock	656	1,983
Large Company Value	35	26
Domestic Equity	143	359
Equity Income	270	92
Mid Cap Growth Stock	135	1,180
Index 400 Stock	283	540
Mid Cap Value	71	88
Small Cap Growth Stock	47	210
Index 600 Stock	34	27
Small Cap Value	171	348
International Growth	163	325
Research International Core	207	28
International Equity	601	593
Emerging Markets Equity	174	137
Money Market	2,623	2,935
Short-Term Bond	487	554
Select Bond	807	1,104
Long-Term U.S. Government Bond	90	68
Inflation Protection Bond	129	62
High Yield Bond	348	276
Multi-Sector Bond	419	19
Commodities Return Strategy	174	1
Balanced	832	2,386
Asset Allocation	256	304
Fidelity VIP Mid Cap	273	362
Fidelity VIP Contrafund	211	328
Neuberger Berman AMT Socially Responsive	79	100
Russell Multi-Style Equity	223	586
Russell Aggressive Equity	122	319
Russell Non-U.S.	77	297
Russell Core Bond	558	332
Russell Global Real Estate Securities	308	315
Russell LifePoints Moderate Strategy	44	–
Russell LifePoints Balanced Strategy	81	153
Russell LifePoints Growth Strategy	82	18
Russell LifePoints Equity Growth Strategy	43	13

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2011

For contracts issued before December 17, 1981 or beginning May 1, 1984 and prior to January 6, 1992 there is no deduction for mortality and expense risks. For those contracts issued beginning May 1, 1984 and prior to January 6, 1992 the rates may be increased not to exceed a 0.25% annual rate.

For contracts issued after December 16, 1981, and prior to May 1, 1984, the deduction is determined daily at an annual rate of 0.5% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual.

Generally, for contracts issued after January 5, 1992, for the Front Load version and the Simplified Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.65% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1% and 1.5% annual rates, respectively.

For Network Edition contracts issued on or after October 16, 2006, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% annual rate. For Network Edition contracts purchased before April 30, 2008, the current mortality and expense risk charges will not be increased before May 1, 2012.

5.	Financial Highlights

    (For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest(1)

Growth Stock
Year Ended 12/31/11	417	$ 0.929516 to $32.569595	$1,293	0.75%	0.35% to 1.25%	(2.52%) to (1.30%)
Year Ended 12/31/10	470	0.945056 to 32.998214	1,452	0.76	0.00 to 1.25	10.98 to 12.37
Year Ended 12/31/09	816	0.843984 to 29.365924	1,945	0.51	0.00 to 1.25	35.47 to 37.17
Year Ended 12/31/08	1,069	0.617447 to 21.408736	6,339	1.37	0.00 to 1.25	(39.62) to (38.86)
Year Ended 12/31/07	1,767	1.013437 to 35.015115	31,666	0.88	0.00 to 1.25	7.83 to 9.20

Focused Appreciation
Year Ended 12/31/11	442	$1.758640 to $19.596705	$983	0.17%	0.35% to 1.25%	(7.26%) to (6.10%)
Year Ended 12/31/10	656	1.896360 to 20.869750	1,438	0.00	0.00 to 1.25	7.98 to 9.33
Year Ended 12/31/09	580	1.756290 to 19.088595	1,171	0.00	0.00 to 1.25	40.71 to 42.47
Year Ended 12/31/08	578	1.248176 to 13.397864	802	0.36	0.00 to 1.25	(40.76) to (40.01)
Year Ended 12/31/07	475	2.106906 to 22.333276	1,049	0.05	0.00 to 1.25	25.26 to 26.84

Large Cap Core Stock
Year Ended 12/31/11	700	$0.938936 to $26.156583	$1,365	1.14%	0.35% to 1.25%	(2.43%) to (1.21%)
Year Ended 12/31/10	717	0.953769 to 26.477036	1,520	1.20	0.00 to 1.25	11.51 to 12.91
Year Ended 12/31/09	814	0.847680 to 23.449551	1,667	0.83	0.00 to 1.25	27.73 to 29.33
Year Ended 12/31/08	1,044	0.657733 to 18.131181	5,675	2.08	0.00 to 1.25	(39.50) to (38.74)
Year Ended 12/31/07	1,739	1.077473 to 29.597322	27,873	1.16	0.00 to 1.25	7.76 to 9.12

Large Cap Blend (2)

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2011

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)

Year Ended 12/31/11	230	$0.749617 to $7.947227	$181	0.63%	0.35% to 1.25%	(3.50%) to (2.29%)
Year Ended 12/31/10	299	0.776814 to 8.133668	240	0.91	0.00 to 1.25	12.88 to 14.29
Year Ended 12/31/09	222	0.688193 to 7.116544	156	1.13	0.00 to 1.25	25.82 to 27.40
Year Ended 12/31/08	178	0.546962 to 5.585947	98	0.97	0.00 to 1.25	(40.99) to (40.25)
Period Ended 12/31/07	87	0.926940 to 9.348429	81	0.85	0.00 to 1.25	(7.30%) to (6.52)

Index 500 Stock
Year Ended 12/31/11	1,110	$1.023649 to $59.726031	$4,548	1.75%	0.35% to 1.25%	0.69% to 1.95%
Year Ended 12/31/10	1,452	1.007582 to 58.583796	6,040	1.97	0.00 to 1.25	13.47 to 14.89
Year Ended 12/31/09	1,527	0.880039 to 50.989051	6,158	1.00	0.00 to 1.25	24.83 to 26.40
Year Ended 12/31/08	2,502	0.698694 to 40.340674	33,261	2.59	0.00 to 1.25	(37.73) to (36.94)
Year Ended 12/31/07	3,312	1.111903 to 63.972521	95,705	1.62	0.00 to 1.25	4.11 to 5.43

Large Company Value (2)
Year Ended 12/31/11	248	$0.756619 to $8.021755	$195	1.70%	0.35% to 1.25%	0.23% to 1.49%
Year Ended 12/31/10	238	0.754864 to 7.904105	185	1.47	0.00 to 1.25	9.58 to 10.95
Year Ended 12/31/09	230	0.688889 to 7.123912	161	2.03	0.00 to 1.25	19.20 to 20.70
Year Ended 12/31/08	181	0.577921 to 5.902173	106	4.33	0.00 to 1.25	(38.02) to (37.23)
Period Ended 12/31/07	7	0.932366 to 9.403163	7	1.52	0.00 to 1.25	(6.75) to (5.97)

Domestic Equity
Year Ended 12/31/11	623	$1.154666 to $13.151218	$792	2.01%	0.35% to 1.25%	(0.34%) to 0.91%
Year Ended 12/31/10	819	1.158641 to 13.033112	1,021	2.25	0.00 to 1.25	13.20 to 14.62
Year Ended 12/31/09	1,026	1.023538 to 11.370681	1,114	3.44	0.00 to 1.25	27.92 to 29.52
Year Ended 12/31/08	996	0.800161 to 8.778981	858	2.84	0.00 to 1.25	(39.26) to (38.49)
Year Ended 12/31/07	1,018	1.317376 to 14.273423	1,528	1.47	0.00 to 1.25	(7.50) to (6.33)

Equity Income
Year Ended 12/31/11	627	$1.496618 to $16.677245	$1,116	1.48%	0.35% to 1.25%	(2.15%) to (0.92%)
Year Ended 12/31/10	522	1.529461 to 16.832155	958	1.80	0.00 to 1.25	13.90 to 15.33
Year Ended 12/31/09	473	1.342833 to 14.595160	762	2.98	0.00 to 1.25	23.04 to 24.58
Year Ended 12/31/08	390	1.091416 to 11.715261	534	0.03	0.00 to 1.25	(36.61) to (35.81)
Year Ended 12/31/07	312	1.721722 to 18.250431	688	2.13	0.00 to 1.25	1.97 to 3.26

Mid Cap Growth Stock
Year Ended 12/31/11	634	$0.978142 to $67.344023	$3,690	0.24%	0.35% to 1.25%	(7.34%) to (6.18%)
Year Ended 12/31/10	875	1.046214 to 71.778944	5,057	0.27	0.00 to 1.25	22.32 to 23.86
Year Ended 12/31/09	1,109	0.847659 to 57.953082	5,360	0.10	0.00 to 1.25	30.46 to 32.09(3)
Year Ended 12/31/08	1,708	0.643955 to 43.872392	26,752	0.34	0.00 to 1.25	(40.83) to (40.08)
Year Ended 12/31/07	2,297	1.078509 to 73.219863	87,295	0.76	0.00 to 1.25	19.19 to 20.70

Index 400 Stock
Year Ended 12/31/11	301	$1.972440 to $25.435391	$733	0.80%	0.35% to 1.25%	(3.14%) to (1.92%)
Year Ended 12/31/10	420	2.018189 to 25.934506	1,056	1.03	0.00 to 1.25	24.73 to 26.29
Year Ended 12/31/09	514	1.603663 to 20.535699	960	0.30	0.00 to 1.25	35.30 to 37.00
Year Ended 12/31/08	1,208	1.174655 to 14.989442	10,985	1.86	0.00 to 1.25	(37.07) to (36.28)
Year Ended 12/31/07	2,286	1.849846 to 23.522236	40,003	1.27	0.00 to 1.25	6.58 to 7.93

Mid Cap Value
Year Ended 12/31/11	269	$1.630487 to $18.168731	$516	1.77%	0.35% to 1.25%	(1.84%) to (0.61%)
Year Ended 12/31/10	287	1.660995 to 18.279525	547	1.44	0.00 to 1.25	18.44 to 19.93
Year Ended 12/31/09	249	1.402378 to 15.242180	405	1.16	0.00 to 1.25	21.71 to 23.24
Year Ended 12/31/08	254	1.152226 to 12.367958	333	0.00	0.00 to 1.25	(35.88) to (35.07)
Year Ended 12/31/07	293	1.796945 to 19.047672	612	0.78	0.00 to 1.25	(1.41) to (0.16)

Small Cap Growth Stock
Year Ended 12/31/11	322	$1.230655 to $28.847575	$661	0.34%	0.35% to 1.25%	(3.98%) to (2.78%)
Year Ended 12/31/10	379	1.270262 to 29.671998	841	0.73	0.00 to 1.25	24.29 to 25.85
Year Ended 12/31/09	402	1.012887 to 23.577314	841	0.05	0.00 to 1.25	29.55 to 31.17
Year Ended 12/31/08	863	0.774891 to 17.974245	8,753	0.22	0.00 to 1.25	(44.57) to (43.87)
Year Ended 12/31/07	1,618	1.385379 to 32.021844	38,742	0.08	0.00 to 1.25	8.18 to 9.54

Index 600 Stock (2)

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2011

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (2)

Year Ended 12/31/11	91	$0.969630 to $10.280016	$92	0.81%	0.35% to 1.25%	(0.35%) to 0.90%
Year Ended 12/31/10	87	0.973013 to 10.188115	86	2.37	0.00 to 1.25	24.34 to 25.90
Year Ended 12/31/09	143	0.782515 to 8.092006	113	4.76	0.00 to 1.25	23.62 to 25.17
Year Ended 12/31/08	67	0.633010 to 6.464722	43	0.00	0.00 to 1.25	(32.16) to (31.30)
Period Ended 12/31/07	9	0.933101 to 9.410605	9	0.00	0.00 to 1.25	(6.68) to (5.89)

Small Cap Value
Year Ended 12/31/11	369	$1.950281 to $22.212770	$881	0.61%	0.35% to 1.25%	(2.58%) to (1.36%)
Year Ended 12/31/10	452	2.002032 to 22.519799	1,072	1.09	0.00 to 1.25	20.44 to 21.95
Year Ended 12/31/09	456	1.662307 to 18.466637	850	0.84	0.00 to 1.25	26.59 to 28.18
Year Ended 12/31/08	460	1.313119 to 14.406429	702	0.36	0.00 to 1.25	(29.03) to (28.13)
Year Ended 12/31/07	502	1.850222 to 20.045927	1,113	0.41	0.00 to 1.25	(2.07) to (0.83)

International Growth
Year Ended 12/31/11	262	$1.274777 to $14.519220	$498	1.11%	0.35% to 1.25%	(14.24%) to (13.17%)
Year Ended 12/31/10	372	1.486506 to 16.720938	743	0.93	0.00 to 1.25	14.99 to 16.43
Year Ended 12/31/09	782	1.292776 to 14.361577	1,173	0.66	0.00 to 1.25	21.64 to 23.16
Year Ended 12/31/08	792	1.062818 to 11.660588	986	1.59	0.00 to 1.25	(46.86) to (46.19)
Year Ended 12/31/07	925	1.999925 to 21.668250	2,048	0.82	0.00 to 1.25	11.22 to 12.62

Research International Core (2)
Year Ended 12/31/11	351	$0.743659 to $7.884380	$275	1.96%	0.35% to 1.25%	(11.59%) to (10.48%)
Year Ended 12/31/10	159	0.841136 to 8.807210	137	1.67	0.00 to 1.25	9.68 to 11.05
Year Ended 12/31/09	159	0.766928 to 7.930688	123	1.92	0.00 to 1.25	29.20 to 30.82
Year Ended 12/31/08	82	0.593588 to 6.062070	49	1.88	0.00 to 1.25	(43.25) to (42.54)
Period Ended 12/31/07	32	1.046028 to 10.549408	33	2.42	0.00 to 1.25	4.61 to 5.49

International Equity
Year Ended 12/31/11	1,686	$1.396839 to $3.682261	$3,665	2.08%	0.35% to 1.25%	(11.21%) to (10.10%)
Year Ended 12/31/10	1,630	1.559174 to 4.095847	4,169	2.86	0.00 to 1.25	6.34 to 7.67
Year Ended 12/31/09	1,862	1.453155 to 3.803991	4,928	1.53	0.00 to 1.25	31.46 to 33.11(3)
Year Ended 12/31/08	9,892	1.095512 to 2.857743	26,797	3.17	0.00 to 1.25	(44.48) to (43.78)
Year Ended 12/31/07	25,246	1.955614 to 5.083451	126,093	1.87	0.00 to 1.25	16.59 to 18.06

Emerging Markets Equity (2)
Year Ended 12/31/11	631	$0.902488 to $9.567929	$624	0.92%	0.35% to 1.25%	(19.67%) to (18.66%)
Year Ended 12/31/10	612	1.123423 to 11.762676	732	0.94	0.00 to 1.25	22.55 to 24.08
Year Ended 12/31/09	396	0.916732 to 9.479669	391	1.39	0.00 to 1.25	67.63 to 69.73
Year Ended 12/31/08	204	0.546886 to 5.585112	148	3.23	0.00 to 1.25	(55.78) to (55.22)
Period Ended 12/31/07	89	1.236747 to 12.472687	147	0.72	0.00 to 1.25	23.69 to 24.73

Money Market
Year Ended 12/31/11	1,377	$1.272116 to $41.437528	$2,566	0.14%	0.35% to 1.25%	(1.10%) to 0.14%
Year Ended 12/31/10	1,312	1.274791 to 41.380226	2,834	0.29	0.00 to 1.25	(0.95) to 0.29
Year Ended 12/31/09	1,646	1.275502 to 41.258586	3,499	0.82	0.00 to 1.25	(0.49) to 0.76(3)
Year Ended 12/31/08	2,284	1.270343 to 40.947848	5,239	2.61	0.00 to 1.25	1.48 to 2.76
Year Ended 12/31/07	1,291	1.240571 to 39.847990	2,721	5.41	0.00 to 1.25	3.97 to 5.28

Short–Term Bond (2)
Year Ended 12/31/11	1,248	$1.116091 to $11.832025	$1,403	1.31%	0.35% to 1.25%	(0.69%) to 0.55%
Year Ended 12/31/10	1,311	1.123849 to 11.766917	1,488	6.29	0.00 to 1.25	2.35 to 3.63
Year Ended 12/31/09	366	1.098062 to 11.354253	408	1.89	0.00 to 1.25	5.89 to 7.22
Year Ended 12/31/08	12	1.036955 to 10.589461	12	2.52	0.00 to 1.25	1.44 to 2.71
Period Ended 12/31/07	1	1.022274 to 10.309708	1	2.04	0.00 to 1.25	2.24 to 3.10

Select Bond
Year Ended 12/31/11	1,041	$2.045015 to $195.021673	$4,015	3.26%	0.35% to 1.25%	5.83% to 7.16%
Year Ended 12/31/10	1,068	1.915070 to 181.992325	4,269	3.69	0.00 to 1.25	5.27 to 6.59
Year Ended 12/31/09	1,024	1.803021 to 170.745431	4,547	3.10	0.00 to 1.25	8.01 to 9.37
Year Ended 12/31/08	976	1.654323 to 156.116892	9,913	5.45	0.00 to 1.25	1.97 to 3.26
Year Ended 12/31/07	877	1.607800 to 151.194364	14,420	3.86	0.00 to 1.25	5.07 to 6.39

Long–Term U.S Government Bond (2)

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2011

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)

Year Ended 12/31/11	179	$1.625206 to $17.228764	$345	2.01%	0.35% to 1.25%	27.33% to 28.92%
Year Ended 12/31/10	187	1.276411 to 13.364058	283	4.95	0.00 to 1.25	9.25 to 10.62
Year Ended 12/31/09	160	1.168325 to 12.080758	222	0.04	0.00 to 1.25	(8.14) to (6.98)
Year Ended 12/31/08	68	1.271820 to 12.987703	122	1.92	0.00 to 1.25	19.26 to 20.76
Period Ended 12/31/07	1	1.066436 to 10.755061	2	13.57	0.00 to 1.25	6.65 to 7.55

Inflation Protection Bond (2)
Year Ended 12/31/11	395	$1.291820 to $13.694886	$629	0.04%	0.35% to 1.25%	10.54% to 11.93%
Year Ended 12/31/10	336	1.168621 to 12.235594	504	4.14	0.00 to 1.25	4.29 to 5.60
Year Ended 12/31/09	201	1.120557 to 11.586945	315	2.79	0.00 to 1.25	8.62 to 9.98
Year Ended 12/31/08	125	1.031635 to 10.535144	297	5.26	0.00 to 1.25	(2.61) to (1.38)
Period Ended 12/31/07	10	1.059280 to 10.682900	12	15.12	0.00 to 1.25	5.94 to 6.83

High Yield Bond
Year Ended 12/31/11	323	$2.148291 to $36.059875	$871	7.36%	0.35% to 1.25%	3.30% to 4.59%
Year Ended 12/31/10	300	2.061124 to 34.475967	833	7.41	0.00 to 1.25	13.14 to 14.56
Year Ended 12/31/09	328	1.805518 to 30.094875	818	4.38	0.00 to 1.25	43.59 to 45.39
Year Ended 12/31/08	527	1.246182 to 20.699102	2,507	10.22	0.00 to 1.25	(22.33) to (21.35)
Year Ended 12/31/07	626	1.590018 to 26.317469	6,596	6.20	0.00 to 1.25	1.10 to 2.38

Multi-Sector Bond (2)
Year Ended 12/31/11	660	$1.288261 to $13.657358	$959	5.92%	0.35% to 1.25%	3.69% to 4.99%
Year Ended 12/31/10	405	1.242452 to 13.008698	594	7.28	0.00 to 1.25	11.78 to 13.19
Year Ended 12/31/09	333	1.111473 to 11.493079	441	3.30	0.00 to 1.25	20.56 to 22.08
Year Ended 12/31/08	224	0.921898 to 9.414703	282	9.52	0.00 to 1.25	(8.02) to (6.86)
Period Ended 12/31/07	53	1.002320 to 10.108530	54	5.58	0.00 to 1.25	0.24 to 1.09

Commodities Return Strategy (5)
Period Ended 12/31/11	18	$8.002839 to $8.070260	$152	0.00%	0.35% to 1.25%	(29.75%) to (28.75)%

Balanced
Year Ended 12/31/11	1,521	$1.400766 to $140.096515	$12,626	2.76%	0.35% to 1.25%	0.85% to 2.11%
Year Ended 12/31/10	1,956	1.376613 to 137.200077	14,320	2.10	0.00 to 1.25	10.57 to 11.96
Year Ended 12/31/09	2,235	1.233923 to 122.549243	15,683	3.50	0.00 to 1.25	19.93 to 21.43
Year Ended 12/31/08	2,721	1.019693 to 100.918470	28,224	1.46	0.00 to 1.25	(23.69) to (22.72)
Year Ended 12/31/07	3,215	1.324207 to 130.596514	67,090	3.04	0.00 to 1.25	4.83 to 6.15

Asset Allocation
Year Ended 12/31/11	1,218	$1.320779 to $15.042893	$1,655	2.31%	0.35% to 1.25%	(1.31%) to (0.08%)
Year Ended 12/31/10	1,158	1.338348 to 15.054442	1,728	2.94	0.00 to 1.25	11.61 to 13.01
Year Ended 12/31/09	1,302	1.199154 to 13.321541	1,738	2.99	0.00 to 1.25	25.51 to 27.09
Year Ended 12/31/08	1,327	0.955398 to 10.482012	1,411	3.21	0.00 to 1.25	(31.00) to (30.13)
Year Ended 12/31/07	1,525	1.384559 to 15.001132	2,317	2.35	0.00 to 1.25	8.03 to 9.40

Fidelity VIP Mid Cap
Year Ended 12/31/11	412	$2.329143 to $25.953961	$1,113	0.02%	0.35% to 1.25%	(11.96%) to (10.85%)
Year Ended 12/31/10	447	2.645449 to 29.113348	1,351	0.13	0.00 to 1.25	26.98 to 28.57
Year Ended 12/31/09	422	2.083395 to 22.643898	1,007	0.47	0.00 to 1.25	38.02 to 39.75
Year Ended 12/31/08	461	1.509505 to 16.202990	823	0.23	0.00 to 1.25	(40.36) to (39.61)
Year Ended 12/31/07	503	2.530987 to 26.828755	1,480	0.47	0.00 to 1.25	13.90 to 15.34

Fidelity VIP Contrafund (2)
Year Ended 12/31/11	813	$0.930627 to $9.866342	$918	0.72%	0.35% to 1.25%	(3.99%) to (2.78%)
Year Ended 12/31/10	963	0.969284 to 10.148873	1,077	1.09	0.00 to 1.25	15.48 to 16.93
Year Ended 12/31/09	766	0.839369 to 8.679754	757	1.33	0.00 to 1.25	33.79 to 35.47
Year Ended 12/31/08	563	0.627398 to 6.407219	457	1.17	0.00 to 1.25	(43.40) to (42.69)
Period Ended 12/31/07	313	1.108565 to 11.179915	383	1.55	0.00 to 1.25	10.87 to 11.80

Neuberger Berman AMT Socially Responsive (2)

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2011

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)

Year Ended 12/31/11	143	$0.910717 to $9.655117	$140	0.38%	0.35% to 1.25%	(4.28%) to (3.08%)
Year Ended 12/31/10	180	0.951436 to 9.961969	173	0.04	0.00 to 1.25	21.33 to 22.85
Year Ended 12/31/09	134	0.784155 to 8.108774	106	2.71	0.00 to 1.25	29.80 to 31.43
Year Ended 12/31/08	91	0.604143 to 6.169811	55	3.41	0.00 to 1.25	(40.20) to (39.44)
Period Ended 12/31/07	12	1.010221 to 10.188221	13	0.12	0.00 to 1.25	1.03 to 1.88

Russell Multi-Style Equity
Year Ended 12/31/11	922	$0.898065 to $10.521100	$887	0.98%	0.35% to 1.25%	(2.77%) to (1.55%)
Year Ended 12/31/10	1,302	0.923622 to 10.686543	1,267	0.92	0.00 to 1.25	15.02 to 16.46
Year Ended 12/31/09	1,463	0.803032 to 9.176223	1,233	1.31	0.00 to 1.25	29.77 to 31.40
Year Ended 12/31/08	1,347	0.618811 to 6.983334	871	1.46	0.00 to 1.25	(41.31) to (40.56)
Year Ended 12/31/07	1,565	1.054304 to 11.749485	1,802	0.99	0.00 to 1.25	8.98 to 10.36

Russell Aggressive Equity
Year Ended 12/31/11	109	$1.380064 to $16.479338	$162	0.47%	0.35% to 1.25%	(5.39%) to (4.20%)
Year Ended 12/31/10	239	1.445652 to 17.202203	364	0.47	0.00 to 1.25	23.33 to 24.88
Year Ended 12/31/09	292	1.161700 to 13.775086	360	0.51	0.00 to 1.25	29.77 to 31.39
Year Ended 12/31/08	312	0.887231 to 10.483725	295	0.86	0.00 to 1.25	(43.63) to (42.92)
Year Ended 12/31/07	570	1.559776 to 18.365962	955	0.38	0.00 to 1.25	2.13 to 3.42

Russell Non-U.S.
Year Ended 12/31/11	682	$1.024882 to $12.750860	$768	1.69%	0.35% to 1.25%	(13.96%) to (12.88%)
Year Ended 12/31/10	861	1.180537 to 14.635995	1,130	0.90	0.00 to 1.25	10.04 to 11.42
Year Ended 12/31/09	873	1.063216 to 13.135524	1037	2.87	0.00 to 1.25	24.92 to 26.49
Year Ended 12/31/08	872	0.843523 to 10.384851	840	0.00	0.00 to 1.25	(43.13) to (42.41)
Year Ended 12/31/07	969	1.469891 to 18.032632	1,667	2.44	0.00 to 1.25	8.74 to 10.12

Russell Core Bond
Year Ended 12/31/11	1,105	$1.764666 to $20.671320	$2,238	3.15%	0.35% to 1.25%	3.39% to 4.68%
Year Ended 12/31/10	1,040	1.706840 to 19.746605	2,032	3.83	0.00 to 1.25	8.66 to 10.02
Year Ended 12/31/09	1,229	1.570866 to 17.945158	2,153	4.79	0.00 to 1.25	14.38 to 15.81
Year Ended 12/31/08	1,128	1.373433 to 15.497865	1,732	3.96	0.00 to 1.25	(4.76) to (3.57)
Year Ended 12/31/07	1,244	1.442151 to 16.070912	1,892	5.14	0.00 to 1.25	5.91 to 7.24

Russell Global Real Estate Securities (4)
Year Ended 12/31/11	433	$2.512877 to $29.438654	$1,301	2.24%	0.35% to 1.25%	(8.20%) to (7.05%)
Year Ended 12/31/10	438	2.737367 to 31.671345	1,458	2.21	0.00 to 1.25	21.40 to 22.92
Year Ended 12/31/09	756	2.254880 to 25.765834	1,890	5.80	0.00 to 1.25	27.34 to 28.94
Year Ended 12/31/08	1,168	1.770725 to 19.982226	10,790	1.90	0.00 to 1.25	(37.48) to (36.68)
Year Ended 12/31/07	1,765	2.832067 to 31.559603	33,291	2.08	0.00 to 1.25	(16.91) to (15.86)

Russell LifePoints Moderate Strategy (2)
Year Ended 12/31/11	346	$1.079083 to $11.440046	$377	2.52%	0.35% to 1.25%	(1.12%) to 0.12%
Year Ended 12/31/10	313	1.091278 to 11.426097	342	4.34	0.00 to 1.25	11.23 to 12.62
Year Ended 12/31/09	340	0.981117 to 10.145364	334	3.05	0.00 to 1.25	20.93 to 22.45
Year Ended 12/31/08	3	0.811324 to 8.285537	2	1.87	0.00 to 1.25	(20.97) to (19.97)
Period Ended 12/31/07	–	1.026594 to 10.353398	–	1.83	0.00 to 1.25	2.67 to 3.53

Russell LifePoints Balanced Strategy (2)
Year Ended 12/31/11	1,061	$0.984507 to $10.437591	$1,076	2.08%	0.35% to 1.25%	(3.60%) to (2.40%)
Year Ended 12/31/10	1,153	1.021321 to10.693804	1,207	3.84	0.00 to 1.25	12.65 to 14.06
Year Ended 12/31/09	1,019	0.906670 to 9.375663	939	3.22	0.00 to 1.25	23.93 to 25.49
Year Ended 12/31/08	693	0.731582 to 7.471276	515	2.45	0.00 to 1.25	(28.18) to (27.27)
Period Ended 12/31/07	177	1.018600 to 10.272804	182	5.18	0.00 to 1.25	1.87 to 2.73

Russell LifePoints Growth Strategy (2)
Year Ended 12/31/11	651	$0.892120 to $9.458077	$593	1.86%	0.35% to 1.25%	(5.91%) to (4.73%)
Year Ended 12/31/10	590	0.948175 to 9.927918	568	2.92	0.00 to 1.25	13.64 to 15.06
Year Ended 12/31/09	593	0.834382 to 8.628185	500	2.42	0.00 to 1.25	26.99 to 28.59
Year Ended 12/31/08	154	0.657020 to 6.709831	102	1.78	0.00 to 1.25	(35.12) to (34.30)
Period Ended 12/31/07	96	1.012636 to 10.212641	97	3.70	0.00 to 1.25	1.27 to 2.13

Russell LifePoints Equity Growth Strategy (2)

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2011

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (00’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)

Year Ended 12/31/11	520	$0.799007 to $8.471141	$419	1.49%	0.35% to 1.25%	(7.39%) to (6.22%)
Year Ended 12/31/10	456	0.862730 to 9.033430	395	2.80	0.00 to 1.25	13.67 to 15.09
Year Ended 12/31/09	468	0.759004 to 7.848817	356	0.81	0.00 to 1.25	29.20 to 30.83
Year Ended 12/31/08	116	0.587444 to 5.999321	69	0.57	0.00 to 1.25	(41.49) to (40.75)
Period Ended 12/31/07	60	1.003947 to 10.124977	60	2.51	0.00 to 1.25	0.41 to 1.25

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

    Policy Owners of Northwestern Mutual Variable Annuity Account C

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Annuity Account C and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Commodities Return Strategy Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2011 with Northwestern Mutual Series Fund, Inc., Neuberger Berman Advisers Management Trust, Fidelity Variable Insurance Products and the Russell Investment Funds, provide a reasonable basis for our opinion.

March 21, 2012

The following consolidated financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Policy.

CONSOLIDATED FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Financial Position

(in millions)

	December 31,
	2011	2010

Assets:
Bonds	$103,753	$96,829
Mortgage loans	22,804	21,291
Policy loans	15,147	14,472
Common and preferred stocks	7,420	9,170
Real estate	1,632	1,619
Other investments	11,006	10,018
Cash and temporary investments	2,421	1,928

Total investments	164,183	155,327

Due and accrued investment income	1,806	1,732
Net deferred tax assets	2,356	1,924
Deferred premium and other assets	2,603	2,508
Separate account assets	18,697	18,663

Total assets	$189,645	$180,154

Liabilities and Surplus:
Reserves for policy benefits	$140,917	$133,066
Policyowner dividends payable	4,976	4,859
Interest maintenance reserve	1,112	811
Asset valuation reserve	3,349	3,250
Income taxes payable	605	398
Other liabilities	5,176	4,722
Separate account liabilities	18,697	18,663

Total liabilities	174,832	165,769

Surplus:
Surplus notes	1,750	1,750
Unassigned surplus	13,063	12,635

Total surplus	14,813	14,385

Total liabilities and surplus	$189,645	$180,154

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Operations

(in millions)

	For the year ended December 31,

	2011	2010	2009

Revenue:
Premiums	$14,618	$14,252	$13,062
Net investment income	8,439	8,306	7,772
Other income	538	551	532

Total revenue	23,595	23,109	21,366

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	7,074	6,876	6,807
Net additions to policy benefit reserves	7,949	7,950	7,178
Net transfers to (from) separate accounts	481	382	(40)

Total benefits	15,504	15,208	13,945

Commissions and operating expenses	2,437	2,320	2,189

Total benefits and expenses	17,941	17,528	16,134

Gain from operations before dividends and taxes	5,654	5,581	5,232

Policyowner dividends	4,973	4,861	4,715

Gain from operations before taxes	681	720	517
Income tax expense (benefit)	6	(224)	42

Net gain from operations	675	944	475
Net realized capital losses	(30)	(188)	(154)

Net income	$645	$756	$321

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Changes in Surplus

(in millions)

	For the year ended December 31,
	2011	2010	2009

Beginning of year balance	$14,385	$12,403	$12,401

Net income	645	756	321

Change in net unrealized capital gains (losses)	(213)	1,278	503

Change in net deferred tax assets	242	(119)	(204)

Change in nonadmitted assets and other	(142)	(276)	141

Change in asset valuation reserve	(99)	(1,407)	(820)

Surplus note issuance	-	1,750	-

Change in accounting principle	(5)	-	61

Net increase in surplus	428	1,982	2

End of year balance	$14,813	$14,385	$12,403

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Cash Flows

(in millions)

	For the year ended December 31,

	2011	2010	2009

Cash flows from operating activities:
Premiums and other income received	$10,529	$10,169	$9,264
Investment income received	8,537	8,309	7,779
Benefit payments to policyowners and beneficiaries	(7,336)	(7,206)	(7,122)
Net transfers (to) from separate accounts	(459)	(355)	66
Commissions, expenses and taxes paid	(2,607)	(1,988)	(1,644)

Net cash provided by operating activities	8,664	8,929	8,343

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	44,677	37,109	41,409
Common and preferred stocks	8,618	7,301	9,057
Mortgage loans	2,974	3,190	2,058
Real estate	151	138	460
Other investments	1,725	1,453	825

	58,145	49,191	53,809

Cost of investments acquired:
Bonds	51,051	42,791	53,306
Common and preferred stocks	7,040	8,970	7,408
Mortgage loans	4,485	3,488	1,411
Real estate	233	247	250
Other investments	2,127	2,350	1,658

	64,936	57,846	64,033

Disbursement of policy loans, net of repayments	674	755	834

Net cash applied to investing activities	(7,465)	(9,410)	(11,058)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	1,750	-
Net inflows (outflows) on deposit-type contracts	(154)	56	(20)
Other cash provided (applied)	(552)	(2,007)	538

Net cash provided by (applied to) financing and miscellaneous sources	(706)	(201)	518

Net increase (decrease) in cash and temporary investments	493	(682)	(2,197)

Cash and temporary investments, beginning of year	1,928	2,610	4,807

Cash and temporary investments, end of year	$2,421	$1,928	$2,610

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

1.	Basis of Presentation

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets throughout the United States of America.

The consolidated financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (5) majority-owned, non-insurance subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income and (7) no deferral of realized investment gains and losses is permitted. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Certain accounting practices used by the Company vary from the Accounting Practices and Procedures Manual of the NAIC with the permission of the Office of the Commissioner of Insurance of the State of Wisconsin (“permitted practices”). Permitted practices are used in situations where the NAIC does not provide accounting guidance specific to a transaction entered into by the Company or where the Company and the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”) agree that an alternative accounting practice would be more appropriate based on the Company’s circumstances.

The Company currently utilizes permitted accounting practices for valuation of its oil and gas investments (see Note 3) and its investment in Frank Russell Company common stock (see Note 11).

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires management to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 15 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies, and are reported at unpaid principal balance.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Policy loans earn interest at either a fixed rate or at a variable rate that is reset annually, dependent on the related election made by the policyowner when applying for their policy. Some policies with a fixed rate loan provision permit the Company, at its discretion, to annually set an interest rate below that specified by the policy. Annual interest rates on policy loans ranged from 5.00% to 8.00% for loans outstanding at December 31, 2011. Policy loans have no stated maturity date, with repayment of principal made at the discretion of the policyowner. Policyowner dividends available on the portion of life insurance cash values that serve as collateral for policy loans are generally determined using the “direct recognition method,” whereby dividends on the loaned portion of such policies are calculated with reference to the interest rate charged on the policy loan. As a result, the Company considers the unpaid principal balance of policy loans to approximate fair value.

Temporary Investments

Temporary investments represent securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Policyowners bear the investment performance risk associated with variable products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value based primarily on quoted market prices for the underlying investment securities. See Note 7 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life, disability and long-term care insurance policies and certain annuity policies issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits are reported as premiums in the consolidated statement of operations but are not included in premiums received or benefit payments in the consolidated statement of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the consolidated statement of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from revenue in the consolidated statement of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries and prepayment fees on bonds and mortgage loans. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to oil and natural gas investments, interest costs associated with securities lending and interest and issuance costs related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and Note 14 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary annuity contracts that include life contingencies. Benefit payments on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from benefits in the consolidated statement of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Information Technology Equipment and Software

The cost of information technology (“IT”) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. IT equipment and operating software assets of $30 million at each of December 31, 2011 and 2010 are included in other assets in the consolidated statement of financial position and are net of accumulated depreciation of $219 million and $197 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statement of financial position. Depreciation expense for IT equipment and software totaled $71 million, $80 million and $83 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. The cost of furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statement of financial position. Depreciation expense for furniture, fixtures and equipment totaled $7 million for each of the years ended December 31, 2011, 2010 and 2009.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investment assets sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that management considers to be “other than temporary.” Realized capital gains and losses as reported in the consolidated statement of operations are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest-rate related capital gains or losses. See Note 3 for more information regarding realized capital gains and losses, including other-than-temporary valuation adjustments.

Unrealized capital gains and losses primarily represent changes in the fair value of common stocks and other equity investments and are reported net of any related changes in deferred taxes. Changes in the Company’s equity method share of the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. See Note 3 for more information regarding unrealized capital gains and losses.

Nonadmitted Assets

Certain assets are designated as “nonadmitted” on the statutory basis of accounting. Such assets, principally related to pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), deferred tax assets in excess of statutory limits and certain investments are excluded from assets and surplus in the consolidated statement of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company does make bond, equity and other investments that are denominated in a foreign currency or issued by an entity doing business in another country. Investment assets denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current market foreign exchange rates. Translation gains or losses relating to

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

fluctuations in market exchange rates are reported as a change in unrealized capital gains and losses until the related investment security is sold or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

Company management has evaluated events subsequent to December 31, 2011 through February 23, 2012, the date these consolidated financial statements were available to be issued. Based on this evaluation, it is management’s opinion that no events subsequent to December 31, 2011 have occurred that are material to the Company’s financial position at that date or the results of its operations for the periods then ended.

Reclassifications

Certain amounts in prior year footnote disclosures have been reclassified to conform to the current year presentation.

3.	Investments

Bonds

The Securities Valuation Office (“SVO”) of the NAIC evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost, less any valuation adjustment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The statutory basis of accounting permits fair value disclosures for bonds to be based on valuations published by the SVO, quoted market prices, independent pricing services or internally-developed pricing models. The Company’s disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 15 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Statement value and fair value of bonds at December 31, 2011 and 2010, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2011	Reconciliation to Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
U.S. Government	$7,444	$1,370	$-	$8,814
States, territories and possessions	739	55	(4)	790
Special revenue and assessments	20,489	1,298	(16)	21,771
All foreign governments	353	61	-	414
Hybrid securities	559	22	(81)	500
Industrial and miscellaneous	74,169	6,556	(755)	79,970

Total bonds	$103,753	$9,362	$(856)	$112,259

December 31, 2010	Reconciliation to Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
U.S. Government	$7,945	$531	$(196)	$8,280
States, territories and possessions	699	5	(50)	654
Special revenue and assessments	17,248	800	(144)	17,904
All foreign governments	321	49	-	370
Hybrid securities	668	30	(37)	661
Industrial and miscellaneous	69,948	4,783	(665)	74,066

Total bonds	$96,829	$6,198	$(1,092)	$101,935

Statement value of bonds by NAIC rating category at December 31, 2011 and 2010 were as follows:

December 31, 2011	NAIC Rating
	1	2	3	4	5	6	Total
	(in millions)
U.S. Government	$7,444	$-	$-	$-	$-	$-	$7,444
States, territories and possessions	719	20	-	-	-	-	739
Special revenue and assessments	20,445	11	33	-	-	-	20,489
All foreign governments	327	26	-	-	-	-	353
Hybrid securities	236	224	86	8	-	5	559
Industrial and miscellaneous	34,351	30,135	4,590	3,301	1,586	206	74,169

Total bonds	$63,522	$30,416	$4,709	$3,309	$1,586	$211	$103,753

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

December 31, 2010	NAIC Rating
	1	2	3	4	5	6	Total
	(in millions)
U.S. Government	$7,945	$-	$-	$-	$-	$-	$7,945
States, territories and possessions	679	20	-	-	-	-	699
Special revenue and assessments	17,200	14	34	-	-	-	17,248
All foreign governments	274	47	-	-	-	-	321
Hybrid securities	494	112	10	45	-	7	668
Industrial and miscellaneous	33,307	27,164	3,994	3,501	1,811	171	69,948

Total bonds	$59,899	$27,357	$4,038	$3,546	$1,811	$178	$96,829

Based on statement value, 91% and 90% of the Company’s bond portfolio was rated either “1” or “2” (i.e., was rated as “investment grade”) by the NAIC at December 31, 2011 and 2010, respectively.

Statement value and fair value of bonds by contractual maturity at December 31, 2011 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment premiums.

	Statement Value	Fair Value
	(in millions)

Due in one year or less	$1,501	$1,522
Due after one year through five years	22,198	23,176
Due after five years through ten years	33,434	36,193
Due after ten years	17,413	20,474

	74,546	81,365

Mortgage-backed and structured securities	29,207	30,894

Total bonds	$103,753	$112,259

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The Company’s bond portfolio includes investments in structured securities, with a significant concentration in residential mortgage-backed securities issued by government agencies. Statement value and fair value of structured securities at December 31, 2011 and 2010, aggregated by NAIC rating category, were as follows:

December 31, 2011	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
Government agencies	$19,398	$20,589	$-	$-	$19,398	$20,589
Other prime	850	876	7	6	857	882
Other below-prime	314	305	70	58	384	363
Commercial mortgage-backed:
Government agencies	605	650	-	-	605	650
Conduit	2,211	2,304	238	141	2,449	2,445
Re-REMIC	343	367	54	51	397	418
Collateralized debt obligations	28	24	21	11	49	35
Other commercial mortgage-backed	67	74	7	7	74	81
Other asset-backed	4,529	4,934	465	497	4,994	5,431

Total structured securities	$28,345	$30,123	$862	$771	$29,207	$30,894

December 31, 2010	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
Government agencies	$16,517	$17,321	$-	$-	$16,517	$17,321
Other prime	1,248	1,275	-	-	1,248	1,275
Other below-prime	404	387	85	64	489	451
Commercial mortgage-backed:
Government agencies	596	588	-	-	596	588
Conduit	2,602	2,673	234	162	2,836	2,835
Re-REMIC	450	469	77	59	527	528
Collateralized debt obligations	40	33	36	26	76	59
Other commercial mortgage-backed	21	20	7	7	28	27
Other asset-backed	2,919	3,086	119	76	3,038	3,162

Total structured securities	$24,797	$25,852	$558	$394	$25,355	$26,246

Based on statement value, 97% and 98% of the Company’s structured securities portfolio was rated either “1” or “2” (i.e., was rated as “investment grade”) by the NAIC at December 31, 2011 and 2010, respectively.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method.

The maximum and minimum interest rates for mortgage loans originated during 2011 were 8.50% and 3.83%, respectively, while these rates during 2010 were 8.15% and 4.00%, respectively. The aggregate ratio of amounts loaned to the fair value of collateral (“loan-to-value ratio”) for mortgage loans originated during 2011 and 2010 was 59% and 62%, respectively, with a maximum of 100% for any single loan during each of 2011 and 2010. Loans with a 100% loan-to-value ratio at origination are made on a very limited basis and generally represent construction loans on build-

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

to-suit properties. These loans are expected to be refinanced with conventional mortgage loans having a loan-to-value ratio between 50% and 70% upon completion of construction. At December 31, 2011 and 2010, the aggregate loan-to-value ratio for the mortgage loan portfolio was 59% and 65%, respectively.

The estimated fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company’s real estate professionals. More frequent updates are performed if deemed necessary by changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 15 for more information regarding the fair value of the Company’s investments in mortgage loans.

In circumstances where management has deemed it probable that the Company will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in unrealized capital gains and losses in the consolidated statement of changes in surplus. If management later determines that the decline in value is other than temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowances at either December 31, 2011 or 2010.

The statement value of mortgage loans by collateral property type and loan-to-value ratio at December 31, 2011 and 2010 was as follows:

December 31, 2011	< 50%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$1,478	$3,869	$1,022	$110	$6,479
Office	2,096	3,256	1,048	188	6,588
Retail	1,436	3,743	950	60	6,189
Warehouse/Industrial	490	997	937	186	2,610
Other	169	537	184	48	938

Total	$5,669	$12,402	$4,141	$592	$22,804

December 31, 2010	< 50%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$1,197	$2,341	$2,278	$219	$6,035
Office	1,703	2,324	1,455	200	5,682
Retail	636	2,923	1,773	190	5,522
Warehouse/Industrial	174	1,064	1,209	461	2,908
Other	90	722	224	108	1,144

Total	$3,800	$9,374	$6,939	$1,178	$21,291

The aggregate statement value of mortgage loans with loan-to-value ratios in excess of 100% was $242 million and $280 million at December 31, 2011 and 2010, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The statement value of mortgage loans by collateral property type and U.S. geographic location at December 31, 2011 and 2010 was as follows:

December 31, 2011	East	Midwest	South	West	Total
	(in millions)
Apartment	$1,995	$353	$1,456	$2,675	$6,479
Office	2,076	482	1,703	2,327	6,588
Retail	2,190	475	1,690	1,834	6,189
Warehouse/Industrial	464	368	515	1,263	2,610
Other	178	146	389	225	938

Total	$6,903	$1,824	$5,753	$8,324	$22,804

December 31, 2010	East	Midwest	South	West	Total
	(in millions)
Apartment	$1,785	$350	$1,523	$2,377	$6,035
Office	1,842	672	1,241	1,927	5,682
Retail	1,928	635	1,409	1,550	5,522
Warehouse/Industrial	473	495	583	1,357	2,908
Other	189	239	448	268	1,144

Total	$6,217	$2,391	$5,204	$7,479	$21,291

The statement value of mortgage loans by contractual maturity at December 31, 2011 is summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to prepay obligations with or without prepayment premiums.

Statement Value
Due in one year or less	$1,360
Due after one year through two years	2,354
Due after two years through five years	6,247
Due after five years through eight years	5,527
Due after eight years	7,316

$22,804

In the normal course of business, the Company may modify the terms of an existing mortgage loan, typically in reaction to a proposal by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, statutory accounting guidance requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those being offered to new borrowers under similar circumstances in an arms-length transaction, a realized loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. At December 31, 2011 and 2010, the Company had $34 million and $57 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.” The Company reported $0, $2 million and $8 million of realized losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2011, 2010 and 2009, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $6.6 billion and $8.5 billion of common stock included in the consolidated statement of financial position at December 31, 2011 and 2010, respectively. The statutory basis of accounting permits fair value for common stocks to be based on valuations published by the SVO, quoted market prices, independent pricing services or internally developed pricing models. The estimated fair value for common stocks is based primarily on quoted market prices. For private common stocks without quoted market prices, fair value is based upon internally-developed pricing models that utilize observable market data (such as prices for comparable public equities), external pricing sources (such as valuations by private equity firms holding controlling stakes in the underlying issuer) and cash flow modeling. The equity method is generally used to report investments in common stock of unconsolidated non-insurance subsidiaries. See Note 11 regarding the Company’s investment in Frank Russell Company common stock and Note 15 for more information regarding the fair value of the Company’s investments in common stock.

Preferred stocks rated “1” (highest quality), “2” (high quality) or “3” (medium quality) by the SVO are reported at amortized cost. Preferred stocks rated “4” (low quality), “5” (lower quality) or “6” (lowest quality) by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2011 and 2010, the consolidated statement of financial position included $785 million and $712 million, respectively, of preferred stocks. The statutory basis of accounting permits fair value for preferred stocks to be based on valuations published by the SVO, quoted market prices, independent pricing services or internally-developed pricing models. The estimated fair value for preferred stocks is based primarily on internally-developed pricing models. See Note 11 regarding the Company’s investments in Frank Russell Company preferred stock and Note 15 for more information regarding the fair value of the Company’s investments in preferred stock.

Real Estate

Real estate investments are reported at cost, less any valuation adjustments, encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated based primarily on the capitalization of stabilized net operating income (for multi-family residential properties) or the present value of estimated future cash flow (for other commercial properties).

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2011 and 2010 was as follows:

December 31, 2011	East	Midwest	South	West	Total
	(in millions)
Apartment	$218	$73	$9	$240	$540
Office	82	412	147	172	813
Warehouse/Industrial	11	-	48	164	223
Other	51	-	5	-	56

Total	$362	$485	$209	$576	$1,632

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

December 31, 2010	East	Midwest	South	West	Total
	(in millions)
Apartment	$211	$92	$-	$184	$487
Office	81	406	149	181	817
Warehouse/Industrial	11	-	48	172	231
Other	59	-	25	-	84

Total	$362	$498	$222	$537	$1,619

The Company’s home office properties are included in the tables above (Office/Midwest) and had an aggregate statement value of $255 million and $260 million at December 31, 2011 and 2010, respectively.

Other Investments

Other investments consist primarily of partnership investments (including real estate, leveraged buyout funds and other private equity limited partnerships), real estate joint ventures and unconsolidated non-insurance subsidiaries organized as limited liability companies. The partnerships, real estate joint ventures and limited liability companies are reported using the equity method of accounting. The unconsolidated non-insurance subsidiaries are reported based on their audited GAAP equity. These subsidiaries primarily invest in public and private equity securities, investment-grade municipal bonds and real estate joint ventures.

Statement value of other investments at December 31, 2011 and 2010 was as follows:

	December 31,
	2011	2010
	(in millions)
Unconsolidated non-insurance subsidiaries	$5,865	$5,469
Partnerships and LLCs	3,949	3,419
Low income housing tax credit properties	405	465
Leveraged leases	276	310
Derivative instruments	115	104
Oil and gas investments	44	60
Other	352	191

Total	$11,006	$10,018

Oil and gas investments are reported using the full cost method, under which all exploration and development costs, whether successful or not, are capitalized and amortized as a reduction of net investment income as oil and natural gas reserves are produced. This accounting method is permitted by the OCI, as the Accounting Practices and Procedures Manual of the NAIC does not provide accounting guidance for oil and gas investments.

See Note 4 for more information regarding the Company’s use of derivatives.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Net Investment Income

The sources of net investment income for the years ended December 31, 2011 and 2010 and 2009 were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)

Bonds	$5,382	$5,366	$4,932

Mortgage loans	1,336	1,317	1,356

Policy loans	1,068	1,017	976

Common and preferred stocks	246	227	182

Real estate	235	210	231

Derivative instruments	26	24	19

Other investments	545	571	428

Amortization of IMR	119	37	39

Gross investment income	8,957	8,769	8,163

Less: investment expenses	518	463	391

Net investment income	$8,439	$8,306	$7,772

Accrued investment income more than ninety days past due is a nonadmitted asset and reported as a direct reduction of surplus in the consolidated statement of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31, 2011			For the year ended December 31, 2010			For the year ended December 31, 2009
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)
	(in millions)			(in millions)			(in millions)

Bonds	$988	$(277)	$711	$766	$(711)	$55	$1,397	$(1,412)	$(15)
Common and preferred stocks	884	(514)	370	581	(285)	296	1,101	(695)	406
Mortgage loans	2	(1)	1	-	(32)	(32)	-	(8)	(8)
Real estate	66	(4)	62	54	(9)	45	232	(17)	215
Other investments	318	(595)	(277)	413	(535)	(122)	897	(1,402)	(505)

Subtotal	$2,258	$(1,391)	867	$1,814	$(1,572)	242	$3,627	$(3,534)	93

Less: IMR gains			645			396			563
Less: Capital gains tax (benefit)			252			34			(316)

Net realized capital gains (losses)			$(30)			$(188)			$(154)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bond investments totaled $34 billion, $24 billion and $32 billion for the years ended December 31, 2011, 2010 and 2009, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify those that have experienced a decline in fair value that is “other than temporary.” Factors considered include the duration and extent to which fair value has been less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other than temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry segment credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on appraisal of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover. A real estate equity investment is evaluated for an other-than-temporary valuation adjustment when the fair value of the property is lower than its depreciated cost.

During 2009, the Company adopted Statement of Statutory Accounting Principle No. 43R, Loan Backed and Structured Securities (“SSAP 43R”). SSAP 43R requires that valuation adjustments for other-than-temporary impairments of loan-backed and other structured securities be based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security. Under SSAP 43, the discount rate used would generally be either the effective yield at purchase or the effective yield immediately prior to the valuation adjustment. The Company’s adoption of SSAP 43R was effective September 30, 2009 and resulted in a cumulative increase to surplus of $61 million, representing the difference between other-than-temporary valuation adjustments for structured securities that were remeasured using the discounted cash flow method required by SSAP 43R and the fair value measurement for such valuation adjustments required by previous guidance. This increase in surplus is reported as a change in accounting principle in the consolidated statement of changes in surplus for the year ended December 31, 2009.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31,
	2011	2010	2009
Bonds, common and preferred stocks:	(in millions)
Structured securities	$(37)	$(259)	$(166)
Financial services	(38)	(65)	(69)
Consumer discretionary	(23)	(39)	(133)
Industrials	(7)	(24)	(48)
Energy	(22)	(4)	(25)
Technology	-	(1)	(7)
Other	(13)	-	(74)

Subtotal	(140)	(392)	(522)

Other investments:
Real estate and RE funds	(49)	(67)	(151)
Mortgage loans	-	(32)	(8)
Security partnerships	-	(5)	(52)
Energy and transportation	(30)	-	(12)
Derivatives	-	-	(4)

Subtotal	(79)	(104)	(227)

Total	$(219)	$(496)	$(749)

In addition to the realized capital losses above, $30 million, $23 million and $40 million of other-than-temporary valuation adjustments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2011, 2010 and 2009, respectively. The decline in the Company’s equity in these subsidiaries resulting from the valuation adjustments is included in changes in net unrealized capital gains and losses in the consolidated statement of changes in surplus.

Other-than-temporary valuation adjustments on loan-backed and other structured securities for the years ended December 31, 2011, 2010 and 2009, including the circumstances of the adjustment, were as follows:

	For the years ended December 31,
	2011	2010	2009
	(in millions)
Intent to sell	$-	$(45)	$-

Inability or lack of intent to retain investment for a period of time sufficient to recover the amortized cost basis	-	-	-

Present value of cash flows expected to be collected is less than amortized cost basis	(37)	(214)	(166)

	$(37)	$(259)	$(166)

At December 31, 2011, the Company continued to hold structured securities with aggregate statement values and fair values of $192 million and $130 million, respectively, for which other-than-temporary valuation adjustments totaling $275 million had been recognized since the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

adoption of SSAP 43R. These valuation adjustments were necessary because the aggregate present value of expected cash flows was less than the amortized cost basis of the security.

Unrealized Capital Gains and Losses

Changes in net unrealized capital gains and losses for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)

Bonds	$(89)	$(16)	$117
Common and preferred stocks	(550)	1,286	903
Other investments	248	359	(316)

	(391)	1,629	704

Change in deferred taxes	178	(351)	(201)

Change in net unrealized capital gains (losses)	$(213)	$1,278	$503

Unrealized capital gains and losses primarily represent changes in the fair value of common stocks and other equity investments. Changes in the Company’s equity-method share of the undistributed earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Net unrealized capital gains (losses) for the years ended December 31, 2011, 2010 and 2009 included $(204) million, $(265) million and $(311) million, respectively, related to distributions made to the Company from unconsolidated non-insurance subsidiaries. The Company’s share of the earnings or losses of these subsidiaries is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net gains are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net gains are reversed.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value had declined and remained below cost at December 31, 2011 and 2010 were as follows:

	December 31, 2011
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)

Bonds	$8,701	$8,198	$(503)	$3,134	$2,501	$(633)
Common and preferred stocks	2,034	1,786	(248)	408	303	(105)

Total	$10,735	$9,984	$(751)	$3,542	$2,804	$(738)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

	December 31, 2010
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)

Bonds	$14,317	$13,750	$(567)	$3,978	$3,202	$(776)
Common and preferred stocks	758	692	(66)	714	549	(165)

Total	$15,075	$14,442	$(633)	$4,692	$3,751	$(941)

During 2011, the aggregate amounts by which the fair value of individual bond investments had declined and remained below cost decreased, due primarily to a reduction in risk-free market interest rates and the general narrowing of credit spreads. All of these bonds are current on contractual interest and principal payments and are otherwise performing according to their contractual terms. Based on the results of the impairment review process described above, management considers these declines in fair value, as well as the declines in fair value of common and preferred stocks summarized above, to be temporary based on current facts and circumstances.

At December 31, 2011 and 2010, unrealized capital losses related to loan-backed and structured securities with durations of greater than 12 months were $369 million and $470 million, respectively, while unrealized capital losses with durations of less than 12 months were $23 million and $36 million, respectively.

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

The Company manages the lending of fixed income securities directly, while the lending of equity securities was administered by a lending agent and collateral investment manager until the Company discontinued its equity lending program during 2010. At December 31, 2011 and 2010, the aggregate statement value of loaned securities was $1.2 billion and $1.3 billion, respectively, while the aggregate fair value of these loaned securities was $1.3 billion and $1.3 billion, respectively. Of the securities on loan at December 31, 2011 and 2010, all were fixed income securities.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the market value of the securities on loan plus accrued interest and that set conservative standards for the Company’s reinvestment of cash collateral received. At each of December 31, 2011 and 2010, securities lending collateral held by the Company was $1.3 billion, which is reported at amortized cost and reported in the consolidated statement of financial position as described below. The offsetting liability of $1.3 billion, reflecting the obligation to return the collateral, is reported in other liabilities in the consolidated statement of financial position at each of December 31, 2011 and 2010.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The following table summarizes the terms of securities lending arrangements outstanding at December 31, 2011 and 2010:

	December 31,
	2011	2010
	(in millions)

Open terms	$917	$948
30 days or less	80	400
31-60 days	334	-

Total	$1,331	$1,348

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2011 and 2010 were as follows:

	December 31,
	2011		2010
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)

30 days or less	$666	$666	$451	$452
31-60 days	2	2	33	33
61-90 days	67	67	59	60
91-120 days	115	115	10	10
121-180 days	61	61	72	72
181-365 days	126	127	79	79
1-2 years	176	175	419	419
2-3 years	107	102	111	111
Greater than 3 years	6	6	108	107

Total	$1,326	$1,321	$1,342	$1,343

At December 31, 2011, the consolidated statement of financial position included $848 million in bonds and $478 million in cash and temporary investments related to the collateral assets summarized above. At December 31, 2010, the consolidated statement of financial position included $928 million in bonds and $414 million in cash and temporary investments related to these collateral assets.

During 2010, the Company had also entered into securities lending arrangements for separate account investment securities, utilizing similar procedures and collateral requirements as those for general account loaned securities. During 2011, the Company discontinued its securities lending program within the separate accounts. At December 31, 2011 there were no securities on loan within the separate accounts. At December 31, 2010, the aggregate statement value of loaned securities held by the separate accounts was $11 million.

Secured Funding Transaction

During 2009, the Company entered into a secured funding transaction, whereby certain mortgage-backed securities owned by the Company were deposited in a trust and pledged under an indenture as part of $600 million in borrowing from an unrelated third party. During the duration of the indenture, these assets were restricted from being sold, substituted or otherwise accessed by the Company. As part of the transaction, the Company entered into an unconditional agreement to

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

repurchase the pledged securities from the trust at market value during December, 2011. This transaction was accounted for as a secured funding under Statement of Statutory Accounting Principles No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“SSAP 91R”), and as such these securities continued to be reported at amortized cost and included in bonds in the consolidated statement of financial position.

The indenture required substantially all cash flows from the pledged securities to be used to pay interest and principal on the funded balance. Interest on the outstanding principal balance accrued at an annual rate of 1-month LIBOR + 1.75%. At December 31, 2010, the aggregate statement value of the pledged securities was $1.7 billion, while the aggregate fair value of those securities was $1.5 billion. At December 31, 2010, the outstanding borrowing related to this funding transaction had been reduced to $353 million, which is reported in other liabilities in the consolidated statement of financial position at that date.

On December 29, 2011, the Company repurchased the remaining pledged securities from the trust at a market value of $1.4 billion. The proceeds of this repurchase were used by the trust to repay the remaining funded liability balance of $130 million, with the remainder of the proceeds remitted to the Company as the residual interest holder of the trust. Interest expense related to this funding transaction was $5 million and $10 million for the years ended December 31, 2011 and 2010, respectively, and is reported as a reduction of net investment income in the consolidated statement of operations.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate (or “hedge”) the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (e.g., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

In addition to hedging, the Company uses derivatives for the purpose of investment replication. A replication is a derivative transaction that, when entered into in conjunction with other cash market investments, replicates the risk and reward characteristics of otherwise permissible investment positions. Derivatives used as part of a replication are reported on a basis consistent with the investment position being replicated (e.g., at amortized cost or fair value).

The Company also uses derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (e.g., at amortized cost or fair value). The cash premium received by the Company at the inception of the contract is deferred for accounting purposes until maturity of the contract or its exercise by the counterparty (if the term of the derivative is less than one year) or amortized over the life of the contract (if the term of the derivative is greater than one year).

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The fair value of derivative instruments is based on quoted market prices, when available. In the absence of quoted market prices, fair value is estimated using third-party or internally-developed pricing models.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support agreements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. At December 31, 2011 and 2010, the Company held $243 million and $129 million, respectively, of collateral under these agreements. The collateral is reported as cash and temporary investments in the consolidated statement of financial position, with a corresponding liability reflecting the Company’s obligation to return the collateral reported as other liabilities.

Hedging — Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost (if any) in the consolidated statement of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness. For the years ended December 31, 2011 and 2010, there were no gains or losses recorded with respect to derivatives that ceased to qualify for cash flow hedge accounting or for which the Company removed the cash flow hedge accounting designation.

Foreign currency covers are used to mitigate foreign exchange risk pending settlement of executed trades for investments denominated in foreign currencies. Foreign currency covers obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a specified exchange rate at a future date. Foreign exchange gains or losses on these contracts are reported as an adjustment to the cost basis of the hedged foreign investment.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds for U.S. dollar-denominated payments, based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the consolidated statement of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified bond at a specified price at a future date.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Total return swaps are used to mitigate market risk for investments in portfolios of common stocks and other equity securities. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific debtors. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Fixed income futures replications are used in conjunction with the purchase of cash market instruments to manage the duration of investment in portfolios of fixed income securities and to mitigate interest rate risk for such portfolios. Fixed income futures replications are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $9 million and $585 million during 2011 and 2010, respectively.

Fixed income replications are used to replicate a bond investment through the use of cash market instruments combined with interest rate swaps. Fixed income replications, including the derivative components, are reported at amortized cost. The average fair value of open contracts was $7 million and $6 million during 2011 and 2010, respectively.

Total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Total return swaps obligate the Company and a counterparty to exchange amounts based on the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $(1) million and $2 million during 2011 and 2010, respectively.

Equity index futures replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity index futures replications are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $17 million and $14 million during 2011 and 2010, respectively.

Income Generation

Written equity call options (covered) are used to generate income in exchange for potential future gains on a specific common stock owned by the Company. The Company receives a cash premium at the inception of the contract, and the counterparty has the right (but not the obligation) to purchase the underlying security from the Company at a specified price at any time during the term of the contract. Written equity call options are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the contracts mature or are exercised by the counterparty, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $(18) million and $(10) million during 2011 and 2010, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The effects of the Company’s use of derivative instruments on the consolidated statement of financial position at December 31, 2011 and 2010 were as follows:

	December 31, 2011
	Notional Amount	Statement Value		Fair Value
		Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$1,025	$11	$-	$142	$-
Interest rate swaps	52	-	-	15	-
Foreign exchange contracts:
Cross currency swaps	937	-	(56)	-	(1)
Foreign currency covers	11	-	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate swaps	-	-	-	-	-
Swaptions	2,354	81	-	81	-
Fixed futures	2,880	-	-	-	-
Foreign exchange contracts:
Foreign currency forwards	850	32	-	32	-
Equity contracts:
Equity total return swaps	20	-	-	-	-
Equity futures	-	-	-	-	-
Credit contracts:
Credit default swaps	201	-	(2)	-	(2)

Investment Replications:
Interest rate contracts:
Interest rate swaps	150	-	-	8	-
Fixed futures	32	-	-	-	-
Equity contracts:
Equity total return swaps	182	1	-	1	-
Equity futures	-	-	-	-	-

Income Generation:
Equity contracts:
Equity options	3	-	-	-	-

Total derivatives		$125	$(58)	$279	$(3)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

	December 31, 2010
	Notional Amount	Statement Value		Fair Value
		Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$1,025	$12	$-	$89	$-
Interest rate swaps	52	-	-	13
Foreign exchange contracts:
Cross currency swaps	807	-	(108)	-	(58)
Foreign currency covers	-	-	-	-	-
Credit contracts:
Credit default swaps	52	-	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate swaps	-	-	-	-	-
Swaptions	2,157	106	-	106	-
Fixed futures	1,125	-	-	-	-
Foreign exchange contracts:
Foreign currency forwards	1,217	2	-	2	-
Equity contracts:
Equity total return swaps	39	-	(8)	-	(8)
Equity futures	274	-	-	-	-
Credit contracts:
Credit default swaps	181	-	(4)	-	(4)

Investment Replications:
Interest rate contracts:
Interest rate swaps	150	-	-	5	-
Fixed futures	1,756	-	-	-	-
Equity contracts:
Equity total return swaps	173	27	-	27	-
Equity futures	-	-	-	-	-

Income Generation:
Equity contracts:
Equity options	716	-	(39)	-	(39)

Total derivatives		$147	$(159)	$242	$(109)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. The statement value of derivatives is reported as other investments or other liabilities in the consolidated statement of financial position. Amounts included in the consolidated statement of financial position at December 31, 2011 and 2010 reflect counterparty netting adjustments of $10 million and $43 million, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The effects of the Company’s use of derivative instruments on the consolidated statements of operations and changes in surplus for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31, 2011
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$29
Interest rate swaps	-	-	3
Foreign exchange contracts:
Cross currency swaps	51	(28)	-
Foreign currency covers	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate swaps	-	-	-
Swaptions	(35)	-	(7)
Fixed futures	(72)	(141)	-
Foreign exchange contracts:
Foreign currency forwards	29	(23)	-
Equity contracts:
Equity total return swaps	8	(11)	-
Equity futures	2	(10)	-
Credit contracts:
Credit default swaps	2	-	(3)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	-	4
Fixed futures	4	8	-
Foreign exchange contracts:
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	(25)	15	-
Equity futures	-	2	-

Income Generation:
Equity contracts:
Equity options	15	(1)	-

Total derivatives	$(21)	$(189)	$26

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

	For the year ended December 31, 2010
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$27
Interest rate swaps	-	-	3
Foreign exchange contracts:
Cross currency swaps	(21)	-	-
Foreign currency covers	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate swaps	-	-	-
Swaptions	7	-	(6)
Fixed futures	36	(31)	-
Foreign exchange contracts:
Foreign currency forwards	(8)	(12)	-
Equity contracts:
Equity total return swaps	(7)	(26)	-
Equity futures	(2)	(23)	-
Credit contracts:
Credit default swaps	3	-	(3)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	-	4
Fixed futures	(3)	3	-
Foreign exchange contracts:
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	25	4	(1)
Equity futures	-	(2)	-

Income Generation:
Equity contracts:
Equity options	(15)	-	-

Total derivatives	$15	$(87)	$24

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

	For the year ended December 31, 2009
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$21
Interest rate swaps	-	-	3
Foreign exchange contracts:
Cross currency swaps	(96)	(3)	3
Foreign currency covers	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate swaps	-	-	-
Swaptions	25	-	(5)
Fixed futures	239	(23)	-
Foreign exchange contracts:
Foreign currency forwards	19	(9)	-
Foreign currency futures	72	(171)	-
Equity contracts:
Equity total return swaps	8	(21)	(1)
Equity futures	17	(321)	-
Credit contracts:
Credit default swaps	(22)	10	(3)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	11	1
Fixed futures	(97)	73	-
Foreign exchange contracts:
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	-	72	-
Equity futures	-	-	-

Income Generation:
Equity contracts:
Equity options	-	(3)	-

Total derivatives	$165	$(385)	$19

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
	(in millions)

Life insurance reserves	$125,983	$118,706
Annuity reserves	5,262	4,950
Disability and long-term care unpaid claims and claim reserves	4,254	4,098
Disability and long-term care active life reserves	3,009	2,750
Deposit funds	2,409	2,562

Total reserves for policy benefits	$140,917	$133,066

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.50% to 5.50%. Other life insurance reserves are based primarily on the net level premium method, using various mortality tables at interest rates ranging from 2.00% to 4.50%. As of December 31, 2011, the Company had $1.3 trillion of total life insurance in force, including $7.0 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated in pricing and use mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

As of January 1, 2010, the Company implemented the preferred mortality components of the 2001 CSO mortality table for the calculation of basic and deficiency reserves for term life insurance policies issued during 2006 and 2005. This change in reserve valuation basis resulted in a $131 million decrease in reserves that is reported as a direct increase to surplus in the consolidated statement of changes in surplus for the year ended December 31, 2010.

As of January 1, 2009, the Company changed the valuation basis for waiver reserves on life insurance. This change decreased the policy benefit reserve for waiver benefits by $67 million, which was reported as a direct increase to surplus in the consolidated statement of changes in surplus for the year ended December 31, 2009. As of January 1, 2009, the Company also implemented the preferred mortality components of the 2001 CSO mortality table for the calculation of deficiency reserves for term life insurance policies issued in 2008 and 2007. This change in reserve valuation basis resulted in an $8 million decrease in reserves that is reported as a direct increase to surplus in the consolidated statement of changes in surplus for the year ended December 31, 2009.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Annuity Reserves

Deferred annuity reserves on policies issued since 1985 are based primarily on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) with valuation interest rates ranging from 3.50% to 6.25%. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments with valuation interest rates ranging from 3.50% to 7.50%. Changes in future policy benefit reserves on supplementary contracts without life contingencies are deposit-type transactions and excluded from net additions to policy benefit reserves in the consolidated statement of operations.

At December 31, 2011 and 2010, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit liabilities were as follows:

	December 31,
	General Account		Separate Accounts		Total
	2011	2010	2011	2010	2011	2010
			(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$914	$969	$-	$-	$914	$969
- at book value less surrender charge of 5% or more	575	502	-	-	575	502
- at fair value	-	-	10,808	10,641	10,808	10,641
- at book value without adjustment	3,873	3,895	-	-	3,873	3,895

Not subject to discretionary withdrawal	2,309	2,146	3,286	3,198	5,595	5,344

Total	$7,671	$7,512	$14,094	$13,839	$21,765	$21,351

Disability and LTC Reserves

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”), modified for Company experience, with valuation interest rates ranging from 3.00% to 5.50%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based morbidity experience with valuation interest rates ranging from 4.00% to 4.50%.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $4.3 billion and $4.1 billion at December 31, 2011 and 2010, respectively. Changes in these reserves for the years ended December 31, 2011 and 2010 were as follows:

	For the year ended December 31,
	2011	2010
	(in millions)

Balance at January 1	$4,098	$3,938

Incurred related to:
Current year	590	588
Prior years	93	102

Total incurred	683	690

Paid related to:
Current year	(20)	(21)
Prior years	(507)	(509)

Total paid	(527)	(530)

Balance at December 31	$4,254	$4,098

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves for disability policies issued since 1987 are based primarily on the two-year preliminary term method using the 1985 CIDA for morbidity with a 4.00% valuation interest rate. Active life reserves for prior disability policies are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.00% to 4.00%.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience. For policies issued prior to March 2002, reserves are based on a 4.00% valuation interest rate and total terminations based on the 1983 Individual Annuitant Mortality table without lapses. For policies issued March 2002 and later, minimum reserves are based on valuation interest rates of 4.00% or 4.50% and total terminations based on either the 1983 Group Annuity Mortality table or the 1994 Group Annuity Mortality table with lapses. A separate calculation is performed using valuation interest rates ranging from 5.20% to 6.00% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves as calculated above and the greater of the two is reported.

Deposit Funds

Deposit funds primarily represent reserves for supplementary annuity contracts without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment, through a payment plan consisting of a series of scheduled payments or by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). If the beneficiary does not affirmatively choose either the second or third option above, the proceeds are automatically paid to the beneficiary in a single lump sum. If the beneficiary chooses a Northwestern Access Fund account, the beneficiary receives

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

negotiable drafts that they can use to access the balance in this account at their discretion. The total reserve liability for Northwestern Access Fund account balances held by the Company on behalf of beneficiaries was $0.9 billion and $1.2 billion at December 31, 2011 and 2010, respectively. Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments.

Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. Northwestern Access Fund accounts were credited with interest at annual rates ranging from 0.01% to 3.50% during 2011 and 0.02% to 3.50% during 2010. The Company does not charge beneficiaries any fee to establish or maintain a Northwestern Access Fund account. Fees may be assessed for special account services such as stop-payment requests, drafts returned for insufficient funds or wire transfers.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported as an asset in the consolidated statement of financial position.

Deferred and uncollected premiums at December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Gross	Net	Gross	Net
		(in millions)

Ordinary new business	$212	$82	$202	$79
Ordinary renewal	2,026	1,666	1,932	1,601

Total deferred and uncollected premiums	$2,238	$1,748	$2,134	$1,680

7.	Separate Accounts

Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2011 and 2010:

	Variable Life		Variable Annuities		Total
	December 31,
	2011	2010	2011	2010	2011	2010
			(in millions)

Subject to discretionary withdrawal	$4,488	$4,700	$10,808	$10,641	$15,296	$15,341
Not subject to discretionary withdrawal	-	-	3,286	3,198	3,286	3,198

Total separate account reserves	4,488	4,700	14,094	13,839	18,582	18,539

Non-policy liabilities					115	124

Total separate account liabilities					$18,697	$18,663

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2011 and 2010 was $188 million and $119 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. Because these benefits are only available upon the death of the annuitant or insured, reserves for these benefits are based

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $19 million and $15 million attributable to GMDB at December 31, 2011 and 2010, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.8 billion, $1.7 billion and $1.2 billion for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts are reported as premiums in the consolidated statement of operations. The subsequent transfer of these premiums to the separate accounts is reported as transfers to separate accounts in the consolidated statement of operations, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners.

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement, which agree with the amounts reported as net transfers to separate accounts in the consolidated statement of operations for the years ended December 31, 2011, 2010 and 2009:

	For the year ended December 31,
	2011	2010	2009
		(in millions)
From Separate Account Annual Statement:
Transfers to separate accounts	$1,909	$1,819	$1,319
Transfers from separate accounts	(1,428)	(1,437)	(1,359)

Net transfers to (from) separate accounts	$481	$382	$(40)

8.	Employee and Financial Representative Benefit Plans

The Company sponsors noncontributory defined benefit pension plans (“plans”) for all eligible employees and financial representatives. The Company also sponsors nonqualified plans, including plans that provide benefits to certain participants in excess of limits set by the Employee Retirement Income Security Act (“ERISA”) for the qualified plans. The Company’s funding policy for the tax-qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company contributed $145 million and $275 million to the qualified employee retirement plan during the years ended December 31, 2011 and 2010, respectively. The Company expects to make a contribution of $90 million during 2012.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. The Company pays the entire cost of retiree life insurance coverage, while retirees contribute a portion of the cost of the health plan. Substantially all employees and financial representatives will become eligible for these benefits if they reach retirement age while working for the Company.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Aggregate plan assets and projected benefit obligations of the defined benefit pension plans and postretirement benefit plans at December 31, 2011 and 2010, and changes in assets and obligations for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
		(in millions)
Fair value of plan assets at January 1	$2,992	$2,418	$73	$69
Changes in plan assets:
Actual return on plan assets	20	367	-	11
Company contributions	145	275	-	-
Actual plan benefits paid	(73)	(68)	(6)	(7)

Fair value of plan assets at December 31	$3,084	$2,992	$67	$73

Projected benefit obligation at January 1	$2,878	$2,544	$415	$290
Changes in benefit obligation:
Service cost of benefits earned	100	84	26	26
Interest cost on projected obligations	164	154	23	21
Projected gross plan benefits paid	(89)	(82)	(23)	(22)
Projected Medicare Part D reimbursement	-	-	2	1
Experience losses	667	177	55	99
Plan amendments	-	1	-	-

Projected benefit obligation at December 31	$3,720	$2,878	$498	$415

Plan assets consist of a share of a group annuity separate account (“GASA”) issued by the Company, which invests primarily in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The investment objective of the plans is to maximize long-term total rate of return, consistent with prudent investment risk management and in accordance with ERISA requirements. Plan investments are managed for the sole benefit of the plans’ participants.

While significant exposure to public equity securities is warranted by the long-term duration of expected benefit payments, diversification across asset classes is maintained to provide a risk/reward profile consistent with the objectives of the plans’ participants. Diversified equity investments are subject to an aggregate maximum exposure of 75% of total assets, with holdings in any one corporate issuer not to exceed 3% of total assets. Asset mix is rebalanced regularly to maintain holdings within target asset allocation ranges. The measurement date for plan assets is December 31, with the fair value of plan assets based primarily on quoted market values.

The target asset allocations and the actual allocation of the plans’ investments on a fair value basis at December 31, 2011 and 2010 were as follows:

	Target Allocation		Actual Allocation

	2011	2010	2011	2010

Bonds	34%	34%	35%	32%
Equity securities	65%	65%	63%	66%
Other investments	1%	1%	2%	2%

Total assets	100%	100%	100%	100%

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The projected benefit obligation (“PBO”) represents the actuarial net present value of estimated future benefit obligations. For defined benefit plans, PBO includes assumptions for future salary increases for active employees. The accumulated benefit obligation (“ABO”) is similar to the PBO, but is based only on current salaries with no assumption of future salary increases. The aggregate ABO for the defined benefit plans was $3.2 billion and $2.5 billion at December 31, 2011 and 2010, respectively.

The PBO and ABO amounts above represent the estimated future benefit obligations due to vested participants only, as required by the statutory basis of accounting. The estimated present value of additional future obligations for participants that have not yet vested in the defined benefit plans and the postretirement benefit plans at December 31, 2011 and 2010 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
		(in millions)
PBO	$87	$59	$302	$247
ABO	60	39	-	-

The assumptions used in estimating the projected benefit obligations and the net benefit cost at December 31, 2011, 2010 and 2009 and for the years then ended were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
Projected benefit obligation:
Discount rate	4.50%	5.75%	6.25%	4.50%	5.75%	6.25%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%

Net periodic benefit cost:
Discount rate	5.75%	6.25%	6.25%	5.75%	6.25%	6.25%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	7.50%	8.00%	8.00%	7.50%	8.00%	8.00%

The long-term rate of return on plan assets is estimated assuming a target allocation of plan investments among asset classes, with expected returns by asset class based on several factors including economic projections, third-party research and long-term historical returns. Risk is assessed by evaluating long-term historical standard deviations and correlations between asset classes.

The PBO for postretirement benefits at December 31, 2011 assumed an annual increase in future retiree medical costs of 7.5%, grading down to 5% over five years and remaining level thereafter. At December 31, 2010 the comparable assumption was for an annual increase in future retiree medical costs of 8.0% grading down to 5% over six years and remaining level thereafter. A greater increase in the assumed health care cost trend of 1% in each year would increase the accumulated postretirement benefit obligation at December 31, 2011 by $50 million and net periodic postretirement benefit expense for the year ended December 31, 2011 by $6 million. A decrease in the assumed health care cost trend of 1% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2011 and net periodic postretirement benefit expense for the year ended December 31, 2011 by the same amounts.

During 2010, the Patient Protection and Affordable Care Act (“PPACA”) and the Health Care and Education Reconciliation Act of 2010, which amended certain provisions of the PPACA, were

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

signed into law. One of the provisions of the new laws created an excise tax beginning in 2018 on health plans that have an aggregate value greater than a threshold amount. The potential future impact on the Company’s PBO for postretirement medical benefit from this new excise tax is estimated to be an increase of $43 million. A second provision of the new laws revoked the non-taxable status of the prescription drug subsidies offered to companies that maintain retiree health plans that are actuarially equivalent to the Medicare Part D benefit. The Company previously recorded deferred tax assets based on the expectation of this tax benefit. As a result of the law change, the related deferred tax assets of $11 million were eliminated as a direct reduction of surplus for the year ended December 31, 2010 to reflect the expected future income tax on the subsidy.

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liability reported by the Company at December 31, 2011 and 2010:

	Defined Benefit Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
		(in millions)
Fair value of plan assets	$3,084	$2,992	$67	$73
Projected benefit obligation	3,720	2,878	498	415

Funded status	(636)	114	(431)	(342)

Unrecognized net experience losses	1,509	665	188	132
Unrecognized prior service cost	1	1	(4)	(4)
Unrecognized initial net asset	(515)	(515)	-	-
Additional minimum liability	(37)	(14)	-	-
Nonadmitted asset	(851)	(731)	-	-

Net pension liability	$(529)	$(480)	$(247)	$(214)

The projected benefit obligation for defined benefit plans shown above included $584 million and $473 million related to nonqualified, unfunded plans at December 31, 2011 and 2010, respectively. In the aggregate, the fair value of qualified plan assets represented 98% and 124% of the projected benefit obligations of these qualified plans at December 31, 2011 and 2010, respectively.

Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or growth in projected benefit obligations have varied from related assumptions. These differences accumulate without recognition in the Company’s financial statements unless they exceed 10% of plan assets or 10% of the projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit cost over the remaining average years of service until retirement of the plan participants, which is currently fourteen years for employee plans and twelve years for financial representative plans. Unrecognized net experience losses primarily reflect the impact of reductions in the PBO discount rate since 2009, including $651 million of net experience losses related to the reduction in the discount rate to 4.50% during 2011.

Unrecognized initial net asset represents the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of new statutory accounting guidance for defined benefit plans at January 1, 2001. The Company has elected not to record a direct increase to surplus for this excess, electing instead to amortize this unrecognized initial net asset as a reduction of net periodic benefit cost until exhausted.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

An additional minimum liability is required if a plan’s ABO exceeds plan assets or accrued pension liabilities. This additional liability was $37 million, $14 million and $10 million at December 31, 2011, 2010 and 2009, respectively. Changes in the additional minimum liability are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Any net pension assets for funded plans are nonadmitted and are thereby excluded from assets and surplus in the consolidated statement of financial position.

The components of net periodic benefit cost for the years ended December 31, 2011, 2010 and 2009 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
			(in millions)
Components of net periodic benefit cost:
Service cost of benefits earned	$100	$84	$83	$26	$26	$25
Interest cost on projected obligations	164	154	147	23	21	16
Amortization of experience gains and losses	28	33	61	4	3	2
Amortization of initial net asset	-	(2)	(28)	-	-	-
Expected return on plan assets	(222)	(192)	(160)	(5)	(5)	(5)

Net periodic benefit cost	$70	$77	$103	$48	$45	$38

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2012 through 2021 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)
2012	$103	$22
2013	113	25
2014	125	29
2015	139	32
2016	153	36
2017-2021	1,047	243
Total	$1,680	$387

The Company also sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. The Company also sponsors nonqualified plans that provide benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2011, 2010 and 2009, the Company expensed total contributions to these plans of $32 million, $31 million and $30 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $35 million of individual life coverage and a maximum of $50 million of joint life coverage for any single mortality risk. The Company also participates in a life insurance catastrophic risk sharing pool.

The Company cedes 60% of the morbidity risk on group disability plans. The Company ceased reinsuring new individual disability policies in 1999 and new long-term care policies in 2002 but has maintained a portion of the reinsurance ceded on policies issued prior to those dates.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at each of December 31, 2011 and 2010 were reported net of ceded reserves of $1.6 billion.

The effects of reinsurance on premium revenue and benefit expense for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)

Direct premium revenue	$15,457	$14,984	$13,910
Premiums ceded	(839)	(732)	(848)

Net premium revenue	$14,618	$14,252	$13,062

Direct benefit expense	$15,999	$15,583	$14,458
Benefits ceded	(495)	(375)	(513)

Net benefit expense	$15,504	$15,208	$13,945

In addition, the Company received $169 million, $146 million and $194 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts are reported in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions should a reinsurer’s credit rating fall below a prescribed level. There were no reinsurance recoverables at December 31, 2011 and 2010 that were considered by management to be uncollectible.

During 2010, the Company exercised its option to recapture previously ceded long-term care insurance business from two unaffiliated reinsurers. The effect on the Company’s financial statements from these recapture transactions was to increase investments by $67 million and policy benefit reserves by $100 million at December 31, 2010, with a related decrease in net income and surplus of $33 million for the year then ended.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

10.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Frank Russell Company and subsidiaries
NML Real Estate Holdings, LLC and subsidiaries	Bradford, Inc.
NML Securities Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
Northwestern Mutual Capital, LLC	NML – CBO, LLC
Northwestern Mutual Wealth Management Company	JYD Assets, LLC
NM Pebble Valley, LLC	NM GP Holdings, LLC
Northwestern Mutual Real Estate Investments, LLC	NM Investment Holdings, Inc.

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries’ determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The major components of current income tax expense in the consolidated statement of operations for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Tax payable on ordinary income	$99	$(33)	$52
Tax credits	(116)	(185)	(43)
Increase (decrease) in contingent tax liabilities	23	(6)	33

Total current tax expense (benefit)	$6	$(224)	$42

In addition to the “ordinary” current tax expense amounts above, net realized capital gains and losses in the consolidated statement of operations for the years ended December 31, 2011, 2010 and 2009 were reported net of current capital gains tax expense (benefit) of $252 million, $34 million and $(316) million, respectively.

The Company’s taxable income can vary significantly from pretax financial statement income as reported in the consolidated statement of operations due to temporary and permanent differences in revenue recognition and expense deduction between the tax and statutory financial statement bases of reporting. The Company’s financial statement effective tax rates were 15%, 8% and 9% for the years ended December 31, 2011, 2010 and 2009, respectively.

The effective tax rate above is not the rate of tax applied to the Company’s federal taxable income or loss by the Internal Revenue Service (“IRS”). It is a financial statement relationship that represents the ratio between the sum of total tax expense or benefit incurred, including current tax expense or benefit on realized capital gains and losses and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized capital gains or losses. These financial statement effective rates were different than the applicable federal income tax rate of 35% due primarily to net investment income eligible for dividends received deduction, changes in nonadmitted deferred tax assets, certain investment transactions, amortization of the IMR, leveraged leases, tax credits, pension contributions, tax losses of subsidiaries not eligible for refunds under intercompany tax-sharing agreements, interest accrued or released on contingent tax liabilities and adjustments to estimated current tax liabilities upon subsequent filing of tax returns.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The Company made payments to the IRS for federal income taxes of $460 million and $253 million during the years ended December 31, 2011 and 2010, respectively, and received federal tax refunds from the IRS of $454 million during the year ended December 31, 2009. Income taxes paid in 2011 and prior years of $1.4 billion are available at December 31, 2011 for refund claims in the event of future tax losses.

Federal income tax returns for 2007 and prior years are closed as to further assessment of tax. Income taxes payable in the consolidated statement of financial position represents an estimate of taxes recoverable or payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS at the respective reporting date (“contingent tax liabilities”).

Changes in the amount of contingent tax liabilities for the year ended December 31, 2011 were as follows (in millions):

Balance at January 1, 2011	$412

Additions based on tax positions related to the current year	-
Additions for tax positions of prior years	24
Reductions for tax positions of prior years	-

Balance at December 31, 2011	$436

Included in the balance at December 31, 2011 are $394 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred tax accounting for amounts other than interest, the timing of the ultimate deduction would not affect the effective tax rate in future periods.

The Company reports interest accrued or released related to contingent tax liabilities in current income tax expense (benefit). During the years ended December 31, 2011, 2010 and 2009, the Company recognized $16 million, $(28) million and $19 million, respectively, in interest-related expense (benefit). The Company had $43 million and $27 million of liability accrued for the payment of interest at December 31, 2011 and 2010, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The Company accounts for deferred tax assets and liabilities, which represent the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. The significant components of the net deferred tax asset at December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,050	$1,014	$36
Investments	371	155	216
Policy benefit liabilities	1,867	1,776	91
Benefit plan obligations	547	511	36
Guaranty fund assessments	11	11	-
Net operating loss carry forwards	-	18	(18)
Other	93	139	(46)

Adjusted gross deferred tax assets	3,939	3,624	315

Nonadmitted deferred tax assets	(38)	(42)	4

Admitted adjusted deferred tax assets	3,901	3,582	319

Deferred tax liabilities:
Investments	824	976	(152)
Other	721	682	39

Gross deferred tax liabilities	1,545	1,658	(113)

Net admitted adjusted deferred tax assets	$2,356	$1,924	$432

Adjusted gross deferred tax assets at December 31, 2011 and 2010 included $3.7 billion and $3.4 billion, respectively, related to temporary differences that were ordinary in nature and $0.2 billion and $0.2 billion, respectively, related to temporary differences that were capital in nature. Gross deferred tax liabilities at December 31, 2011 and 2010 included $0.9 billion and $0.9 billion, respectively, related to temporary differences that were ordinary in nature and $0.6 billion and $0.7 billion, respectively, related to temporary differences that were capital in nature.

Changes in deferred tax assets and liabilities related to unrealized gains and losses on investments are reported as changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the consolidated statement of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be included in Company surplus. This limit is based on a calculation that takes into consideration available loss carryback and carryforward capacity, expected timing of reversal for existing temporary differences, gross deferred tax liabilities and the level of Company surplus.

During 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Taxes- Revised, A Temporary Replacement of SSAP No. 10 (“SSAP 10R”), initially effective for the years ended December 31, 2009 and 2010. During 2010, the NAIC extended the required use of SSAP 10R through December 31, 2011. SSAP 10R changed the calculation of the limit for admission to surplus of deferred tax assets (“DTA”) compared to previous guidance. SSAP 10R

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

extended the reversal period for temporary differences from one year to three years and increased the level-of-surplus limitation from 10% to 15%, provided the insurer meets a minimum risk-based capital (“RBC”) level of 250%. Insurers that do not meet that minimum RBC level must calculate their admitted DTA using the statutory guidance previously in effect. At both December 31, 2011 and 2010, the Company exceeded the minimum RBC level required to use the new DTA admissibility methodology under SSAP 10R.

If the Company had not qualified to use the SSAP 10R DTA admissibility calculation, its gross deferred tax assets at December 31, 2011 and 2010 would have exceeded the previous SSAP 10 limitation by $457 million and $97 million, respectively, which would have reduced surplus in the consolidated statement of financial position by the same amounts. Of these amounts, $457 million and $97 million were ordinary in nature at December 31, 2011 and 2010, respectively. The Company did not assume the benefit of future tax planning strategies in its valuation of gross DTA at either December 31, 2011 or 2010.

During 2011, the NAIC adopted Statement of Statutory Accounting Principles No. 101 – Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”), which is first effective January 1, 2012. SSAP 101 includes the same calculation for limitation of DTA admissibility as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded this new 300% minimum RBC requirement at each of December 31, 2011 and 2010 and expects to exceed this minimum throughout 2012. SSAP 101 also changes the recognition and measurement criteria for contingent tax liabilities. Based on its current circumstances, management anticipates that the Company’s adoption of SSAP 101 during 2012 will reduce surplus by less than $50 million and will have an immaterial impact on results of operations for 2012 and beyond.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Significant components of the calculation of admitted deferred tax assets under SSAP 10R at December 31, 2011 and 2010 were as follows:

	December 31, 2011			December 31, 2010			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)			(in millions)			(in millions)
One year reversal and 10% surplus limit:
Federal taxes recoverable from taxes paid in prior years	$1,040	$83	$1,123	$696	$55	$751	$344	$28	$372
DTA expected to be realized within one year	776	19	795	1,076	-	1,076	(300)	19	(281)
Remaining DTA to be offset against DTL	1,481	64	1,545	1,557	93	1,650	(76)	(29)	(105)

Three year reversal and 15% surplus limit:
Federal taxes recoverable from taxes paid in prior years	1,062	61	1,123	650	101	751	412	(40)	372
DTA expected to be realized within three years	1,539	-	1,539	1,737	-	1,737	(198)	-	(198)
Remaining DTA to be offset against DTL	1,153	86	1,239	1,039	55	1,094	114	31	145

Stautory capital and surplus:
10 percent of statutory capital and surplus	N/A	N/A	1,229	N/A	N/A	1,179	N/A	N/A	50
15 percent of statutory capital and surplus	N/A	N/A	1,843	N/A	N/A	1,769	N/A	N/A	74

Risk-based capital levels:
Total adjusted capital	N/A	N/A	20,650	N/A	N/A	20,065	N/A	N/A	585
Authorized control level	N/A	N/A	2,094	N/A	N/A	2,142	N/A	N/A	(48)
Admitted deferred tax assets	3,273	146	3,419	3,329	156	3,485	(56)	(10)	(66)
Admitted assets	N/A	N/A	3,419	N/A	N/A	3,478	N/A	N/A	(59)
Adjusted statutory surplus	N/A	N/A	12,293	N/A	N/A	11,788	N/A	N/A	505
Total adjusted capital from DTA	N/A	N/A	2,356	N/A	N/A	1,924	N/A	N/A	432

Increased amounts from use of three-year reversal and 15% surplus limit:
Admitted deferred tax assets	457	-	457	97	-	97	360	-	360
Admitted assets	N/A	N/A	457	N/A	N/A	97	N/A	N/A	360
Adjusted statutory surplus	N/A	N/A	457	N/A	N/A	97	N/A	N/A	360

11.	Frank Russell Company

The Company acquired Frank Russell Company (“Russell”) effective January 1, 1999. Russell provides investment products and services in over 35 countries. The initial purchase price of approximately $1.0 billion was funded with a combination of cash, senior notes issued by Russell and bank debt. The purchase agreement also called for additional contingent consideration to be paid to the former owners of Russell based upon its financial performance during the five-year period ended December 31, 2003.

At the time of acquisition, the Company received permission from the OCI for a permitted practice regarding the valuation of its investment in Russell common stock, whereby all GAAP acquisition goodwill recorded by Russell, including any subsequent additions to goodwill resulting from payment of contingent purchase consideration, was charged off from the Company’s statutory equity method basis in the acquisition as a direct reduction of Company surplus. During 2008, the Company received permission from the OCI to amend the original permitted practice to be more consistent with Statement of Statutory Accounting Principle No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 (“SSAP 97”), using the statutory equity method based on Russell’s audited GAAP book equity, exclusive of any adjustment for Russell’s GAAP goodwill as would otherwise be required by SSAP 97.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

At December 31, 2011 and 2010, the Company owned 93.4% and 93.5%, respectively, of the outstanding common stock of Russell. In accordance with the permitted accounting practice described above, the Company’s investment in Russell common stock is valued at $418 million and $458 million at December 31, 2011 and 2010, respectively, and reported as common and preferred stocks in the consolidated statement of financial position. If the Company had not received permission for this alternative accounting treatment, surplus as reported in the consolidated statement of financial position would have been lower by $772 million and $759 million at December 31, 2011 and 2010, respectively, and net income as reported in the consolidated statement of operations would have been lower by $13 million, $14 million and $16 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company estimates the fair value of its Russell common stock ownership to be $1.4 billion and $1.7 billion at December 31, 2011 and 2010, respectively.

The Company’s share of Russell’s operating results are accounted for under the statutory equity method, whereby the Company’s share of Russell’s GAAP net income and other changes in Russell’s GAAP common equity are reported as a change in net unrealized capital gains (losses). If accumulated earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized capital gains are reversed. The Company received common stock dividends from Russell in the amount of $23 million during each of the years ended December 31, 2011 and 2010, of which $8 million and $23 million, respectively, was reported as net investment income in the consolidated statement of operations. No common stock dividends were received from Russell during 2009.

During 2008, another subsidiary of the Company sold Russell common stock representing a 5% ownership interest in Russell to a third party, resulting in an after-tax gain that was reported as an unrealized capital gain pending distribution of the net proceeds to the Company by the subsidiary. Those proceeds were distributed to the Company during 2009 and were reported as net investment income in the consolidated statement of operations for the year ended December 31, 2009.

During 2008, the Company purchased, at par, $350 million of perpetual senior preferred stock issued by Russell. The senior preferred stock is callable under certain conditions and pays preferred dividends at a rate of 8.00%. The Company earned $28 million and $28 million and $27 million in dividends on Russell senior preferred stock for the years ended December 31, 2011 and 2010 and 2009, respectively.

During 2009 and 2010, the Company purchased, at par, a total of $621 million of junior preferred stock issued by Russell. The junior preferred stock includes detachable warrants, is callable under certain conditions and pays preferred dividends at a rate of 10.00%, payable semi-annually. During 2011 and 2010, Russell redeemed $0 and $560 million, respectively, of junior preferred stock and related warrants, leaving $44 million of junior preferred stock outstanding at each of December 31, 2011 and 2010. The Company earned $4 million, $32 million and $17 million in dividends on Russell junior preferred stock for the years ended December 31, 2011, 2010 and 2009, respectively.

During 2010, Russell sold its private equity business to an unaffiliated third party, resulting in an after-tax gain to Russell of $382 million, which is reported as an unrealized capital gain in the consolidated statement of changes in surplus for the year ended December 31, 2010. The after-tax proceeds of the sale were used by Russell to retire fixed income notes, junior preferred stock and warrants issued to the Company by Russell.

During 2011, the Company entered into an agreement to loan up to $50 million to Russell so that Russell could invest seed money in certain of its new investment products. The commitment to fund loans under this agreement expires on December 15, 2012. At December 31, 2011, $25

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

million was outstanding and due to the Company and is reported as a bond in the consolidated statement of financial position. This initial loan bears interest at 4.79% and matures on March 23, 2014.

During 2011, Russell entered into a revolving line of credit of up to $250 million with an unaffiliated lender that was guaranteed by the Company. This line of credit replaced a similar agreement that had expired on April 30, 2011. The Company received payments of $2.5 million from Russell related to the guarantee of this credit facility during each of the years ended December 31, 2011 and 2010, which were reported as net investment income in the consolidated statement of operations. Russell’s borrowings under these facilities were $163 million and $215 million at December 31, 2011 and 2010, respectively. See Note 12 for more information regarding the financial statement impact of guarantees and other commitments made by the Company.

The statement value of the Company’s various investments in securities issued by Russell at December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
	(in millions)
Common stock	$418	$458
Fixed income notes	25	-
Senior preferred stock	350	350
Junior preferred stock	42	42
Warrants	2	2

Total	$837	$852

12.	Contingencies and Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of affiliates (e.g., the guarantee of Russell’s line of credit) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If these affiliates or financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to recover payments made under the agreements. The terms of these guarantees range from less than one year to twenty-four years at December 31, 2011.

Effective December 31, 2011, the Company adopted Statement of Statutory Accounting Principles No. 5 – Revised, Liabilities, Contingencies and Impairments of Assets (“SSAP 5R”). SSAP 5R requires the Company to recognize a financial statement liability for the estimated fair value of these guarantees. The adoption of SSAP 5R resulted in a $5 million direct reduction of surplus in the consolidated statement of changes in surplus for the year ended December 31, 2011. Previous statutory guidance only required the recognition of a financial statement liability in circumstances where it was considered likely that performance under the guarantee would be required.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2011, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on estimated fair value of the guarantees:

Nature of guarantee	Maximum potential amount of future payments	Financial statement liability
	(in millions)
Guarantees of future minimum compensation - financial representatives	$133	$2

Guarantees of operating leases - financial representatives	305	3

Guarantees of obligations of affiliates	168	1

Guarantees issued on behalf of wholly- owned subsidiaries	8	-

Totals	$614	$6

No payments have been required under these guarantees, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense (in the case of guarantees to or on behalf of financial representatives) or increase the amount of its equity investment in the affiliate or subsidiary on whose behalf the guarantee was made.

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans or other investments. These commitments aggregated to $4.3 billion at December 31, 2011 and were extended at market rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. No such liabilities were recorded by the Company at December 31, 2011 and 2010. Legal actions are subject to inherent uncertainties, and future events could change management’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of management that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses having a material effect on the Company’s financial position at December 31, 2011.

13.	Related Party Transactions

During each of 2011 and 2010, the Company made capital contributions to unconsolidated subsidiaries through the transfer of certain investments from its general account. The aggregate statement value and fair value of investments transferred during 2011 was $161 million and $205 million, respectively. The aggregate statement value and fair value of investments transferred during 2010 was $449 million and $564 million, respectively. These transactions were accounted

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

for at the lower of statement value or fair value at the time of the transfer, resulting in realized capital losses of $0 and $11 million for the years ended December 31, 2011 and 2010, respectively.

During 2006, the Company completed a reorganization transaction whereby the Mason Street Funds, a family of mutual funds sponsored and managed by a subsidiary of the Company, were combined with new or existing mutual funds sponsored by two unaffiliated third parties (“successor funds”). Under the terms of the reorganization transaction, the remaining Mason Street Fund shares owned by the Company and its subsidiaries, with an aggregate fair value of $970 million, were exchanged for mutual fund shares in the successor funds of equal fair value. In connection with the reorganization, the Company and its subsidiaries agreed not to redeem their investment in the successor funds for a period of up to three years after the reorganization transaction. During 2009, the Company and its subsidiaries redeemed all of the remaining mutual fund shares in the successor funds with realized capital losses of $83 million and unrealized capital losses of $100 million, respectively, reported by the Company on these redemptions.

14.	Surplus Notes

On March 26, 2010, the Company issued Surplus Notes (“Notes”) with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. The Notes were issued at par and distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on the Notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. The statutory basis of accounting requires that the Company only recognize interest expense on the Notes when and to the extent that the OCI has approved the semi-annual interest payment. The Company recognized $106 million and $54 million in interest expense on the Notes for the years ended December 31, 2011 and 2010, respectively, which is reported as a reduction of net investment income in the consolidated statement of operations. Cumulative interest to date of $160 million has been paid on the Notes through December 31, 2011.

The Notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. The Notes do not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the OCI. The Notes are not redeemable at the option of any note holder. The Notes are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the Notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the Notes to be redeemed, excluding accrued interest as of the date on which the Notes are to be redeemed, discounted on a semi-annual basis at the adjusted treasury rate plus 25 basis points.

No affiliates of the Company hold any portion of the Notes. The Notes are generally held of record at the Depositary Trust Company by bank custodians on behalf of investors. The largest holder of the Notes was Nippon Life Insurance Company of Japan, which held $250 million in principal at each of December 31, 2011 and 2010.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

15.	Fair Value of Financial Instruments

The statement value and fair value of investment assets and certain policy liabilities at December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Statement Value	Fair Value	Statement Value	Fair Value
		(in millions)
Investment assets:
Bonds	$103,753	$112,259	$96,829	$101,935
Mortgage loans	22,804	24,463	21,291	22,038
Policy loans	15,147	15,147	14,472	14,472
Common and preferred stocks	7,420	8,386	9,170	10,493
Real estate	1,632	2,250	1,619	1,964
Other investments	11,006	12,282	10,018	10,972
Cash and temporary investments	2,421	2,421	1,928	1,928

Total investment assets	$164,183	$177,208	$155,327	$163,802

Liabilities:
Investment-type insurance reserves	$5,276	$4,994	$5,353	$4,974
Secured borrowing	-	-	353	349
Liabilities for securities lending	1,331	1,331	1,348	1,348

The statutory basis of accounting allows for the fair value disclosures for bonds and certain preferred stocks, as well as statement value for common stocks and certain preferred stocks, to be based on values published by the SVO, quoted market prices, independent pricing services or internally developed pricing models.

At December 31, 2011 and 2010, the fair value of bonds was generally based on independent pricing services or internally-developed pricing models based on observable market data. The fair value of public common and preferred stocks were generally based on quoted market prices, and the fair value of private equity securities were generally based on internally-developed pricing models utilizing inputs such as public company comparables, sponsor values and discounted cash flows. The fair value of the Company’s investment in Russell common stock is estimated using a multiple, reflective of comparable public companies, of Russell’s earnings before interest, taxes, depreciation and amortization, adjusted for debt and the Company’s holdings in Russell preferred stock. See Note 11 regarding the statement value of the Company’s investment in Russell common stock. The fair value of mortgage loans is based on estimated future cash flows discounted using market interest rates for debt with comparable credit risk and maturities. The fair value of real estate is based primarily on estimated future cash flows discounted using market interest or capitalization rates. The fair value of policy loans is based on unpaid principal balance, which approximates fair value. Other investments include: real estate joint ventures, for which fair value is based on estimated future cash flows discounted using market interest rates; other joint ventures and partnerships, for which statement value approximates fair value; investments in low-income housing tax credits, for which fair value is based on estimated future tax benefits discounted using market interest rates, and derivatives, for which fair value is based on quoted market prices, where available, or third-party and internally-developed pricing models.

Investment-type insurance reserves only include individual fixed annuity policies, supplementary contracts without life contingencies and amounts left on deposit with the Company. The fair value of investment-type insurance reserves is based on estimated future cash flows discounted at market

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

interest rates for similar instruments with comparable maturities. The Company’s secured borrowing is backed by pledged securities with fair values in excess of the stated value of the loan. As such, the statement value of the borrowing approximates fair value. See Note 3 for more information related to the Company’s secured borrowing. Liabilities held under the Company’s securities lending program represent collateral assets held by the Company. See Note 3 for more information on the Company’s securities lending program.

The statutory basis of accounting requires that certain bonds and preferred stocks, most common stocks, certain derivative instruments and most separate account assets be reported in the financial statements at fair value. The related estimates of fair value are categorized into three levels based on the nature of the inputs to the valuation estimates:

Level 1 – Fair value is based on quoted prices for identical assets or liabilities in active markets. Markets are considered active if they have many transactions and current prices, have narrow bid/ask spreads with price quotes that do not vary substantially among market makers, and have information that is publicly available.

Level 2 – Fair value is based on observable market data such as quoted prices for similar assets in active markets or quoted prices for identical or similar assets in non-active markets.

Level 3 – Fair value is estimated by the Company using one or more significant unobservable inputs.

The Company’s valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. A given asset or liability’s designation within the fair value hierarchy summarized above is based on the highest numerical level of any input that is significant to the fair value measurement. There have been no material changes in the valuation methodologies used at December 31, 2011, 2010 and 2009.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Investments that are held at fair value at the end of one reporting period and are also measured at fair value at the end of the subsequent reporting period are considered to be measured at fair value on a recurring basis. The tables below present the common stocks, derivative instruments and separate account assets reported at fair value on a recurring basis in the consolidated statement of financial position at December 31, 2011 and 2010. Bonds rated “6” by the NAIC and preferred stocks rated “4”, “5” and “6” by the NAIC, which are reported at the lower of amortized cost or fair value, are immaterial in the aggregate and are thereby not included below. Investments in unconsolidated subsidiaries are excluded from common stocks in the table below as they are reported in the financial statements using the equity method.

	December 31, 2011
	Level 1	Level 2	Level 3	Total
		(in millions)

General account common stocks	$5,111	$-	$530	$5,641
Derivative assets at fair value:
Equity total return swaps	-	1	-	1
Swaptions	-	81	-	81
Foreign currency forwards	-	32	-	32

Total assets at fair value	-	114	-	114

Derivative liabilities at fair value:
Credit default swaps	-	(2)	-	(2)

Total liabilities at fair value	-	(2)	-	(2)

Net derivatives at fair value	-	112	-	112

Separate accounts:
Mutual fund investments	15,510	-	-	15,510
Other benefit plan assets	26	8	2	36
Pension and postretirement assets:
Bonds	-	993	-	993
Common and preferred stock	1,842	24	15	1,881
Cash and short term securities	1	64	-	65
Other assets/liabilities	(6)	5	213	212

Subtotal pension and postretirement assets	1,837	1,086	228	3,151

Total	$22,484	$1,206	$760	$24,450

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

	December 31, 2010
	Level 1	Level 2	Level 3	Total
	(in millions)

General account common stocks	$6,981	$-	$571	$7,552
Derivative assets at fair value:
Equity total return swaps	-	27	-	27
Swaptions	-	106	-	106
Foreign currency forwards	-	2	-	2

Total assets at fair value	-	135	-	135

Derivative liabilities at fair value:
Equity options	(15)	(24)	-	(39)
Credit default swaps	-	(4)	-	(4)
Equity total return swaps	-	(8)	-	(8)

Total liabilities at fair value	(15)	(36)	-	(51)

Net derivatives at fair value	(15)	99	-	84

Separate accounts:
Mutual fund investments	15,574	-	-	15,574
Other benefit plan assets	16	7	1	24
Pension and postretirement assets:
Bonds	-	997	7	1,004
Common and preferred stock	1,790	4	20	1,814
Cash and short term securities	52	-	-	52
Other assets/liabilities	1	-	194	195

Subtotal pension and postretirement assets	1,843	1,001	221	3,065

Total	$24,399	$1,107	$793	$26,299

The Company reviews and validates fair value estimates and the related inputs at each reporting date, including information provided by independent pricing sources. The Company may transfer assets reported at fair value on a recurring basis between levels of the fair value hierarchy if appropriate based on changes in the quality of inputs available during a reporting period. There were no material asset transfers between Level 1 and Level 2 or between Level 2 and Level 3 during the years ended December 31, 2011 or 2010.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The following table summarizes the changes in fair value of assets utilizing Level 3 inputs for the years ended December 31, 2011 and 2010.

	For the year ended December 31, 2011

	Fair value, beginning of period	Realized investment gains/(losses)	Unrealized gains/(losses)	Purchases, sales & settlements	Transfers into/out of Level 3	Fair value, end of period
	(in millions)

General account common stocks	$571	$(3)	$1	$(35)	$(4)	$530
Separate accounts:
Other benefit plan assets	1	-	-	1	-	2
Pension and postretirement assets:
Bonds	7	1	(5)	(3)	-	-
Public and private equities	14	2	(1)	(3)	(1)	11
Preferred stock	6	-	-	1	(3)	4
Other assets/liabilities	194	17	5	(3)	-	213

Subtotal pension and postretirement assets	221	20	(1)	(8)	(4)	228

Total	$793	$17	$-	$(42)	$(8)	$760

	For the year ended December 31, 2010

	Fair value, beginning of period	Realized investment gains/(losses)	Unrealized gains/(losses)	Purchases, sales & settlements	Transfers into/out of Level 3	Fair value, end of period
	(in millions)

General account common stocks	$664	$20	$33	$(156)	$10	$571
Separate accounts:
Other benefit plan assets	1	-	-	-	-	1
Pension and postretirement assets:
Bonds	11	1	(1)	(3)	(1)	7
Public and private equities	13	1	5	(5)	-	14
Preferred stock	2	-	-	4	-	6
Other assets/liabilities	156	7	15	16	-	194

Subtotal pension and postretirement assets	182	9	19	12	(1)	221

Total	$847	$29	$52	$(144)	$9	$793

Report of Independent Auditors

To the Board of Trustees and Policyowners of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory consolidated statements of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary (the “Company”) as of December 31, 2011 and 2010, and the related consolidated statutory statements of operations, of changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2011 and 2010 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, on the basis of accounting described in Note 1.

/s/ PricewaterhouseCoopers LLP

February 23, 2012

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

(1)	NML Variable Annuity Account C
Included in the Statement of Additional Information are:
Statements of Assets and Liabilities as of the end of the most recent fiscal year
Statements of Operations as of the end of the most recent fiscal year
Statements of Changes in Net Assets for each of the two most recent fiscal years
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company
Included in the Statement of Additional Information are:
Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years
Consolidated Statement of Operations for each of the three most recent fiscal years
Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years
Consolidated Statement of Cash Flows for each of the most recent three fiscal years
Notes to Consolidated Statutory Financial Statements
Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account C Operating Authority, authorizing registration as an Investment Company; and approval of Network Edition Variable Annuity Contract	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 16, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account	Exhibit B(1)(a) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000
(b)(1)(c)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company to use the Account to facilitate the issuance and maintenance of the Contracts and renaming the Account “NML Variable Annuity Account C”	Exhibit B(1)(b) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Group Combination Annuity Contract, NVP.1C.(0594), including Amended Application form (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, filed on May 31, 2001
(b)(4)(a)(2)	Simplified-load Schedule. Referenced to Group Combination Annuity Contract, NVP.1C.(0594) (sex neutral), filed as Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, on	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 16, 2006

May 31, 2001
(b)(4)(b)	Form of Group Combination Annuity Contract – Account C, NPV.1C. Referenced to Exhibit 4 to Form N-4 Post-Effective Amendment No. 9 for NML Variable Annuity Account C, File No. 2-89905-01, filed on October 28, 1991	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 29 for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 24, 2006
(b)(4)(c)	Specimen Form of Group Annuity Contract – Account C, MP V 1C. Referenced to Exhibit 4 to Form S-1 Registration Statement for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 12, 1984	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 29 for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 24, 2006
(b)(5)	Form of Application (0594)	Exhibit B(5) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, filed on May 31, 2001
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment No. 16 for NML Variable Annuity Account C, File No.2-89905-01, filed on April 26, 1996
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 24 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012

(b)(8)(d)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(e)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(e)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(g)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(h)	Power of Attorney	Filed herewith.
(b)(8)(i)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 25, 2012	Filed herewith.
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 25, 2012	Filed herewith.

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2012

Name	Address
John N. Balboni	Senior Vice President & CIO International Paper 6400 Poplar Avenue Memphis, TN 38197

David J. Drury	Owner and CEO Poblocki Sign Company LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	President and Chairman of the Board Arzu 77 Stone Gate Lane Lake Forest, IL 60045

David A. Erne	Of Counsel Reinhart Boerner Van Deuren, sc 9590 North Upper River Road River Hills, WI 53217

James P. Hackett	President and CEO Steelcase, Inc. 901 - 44th Street Grand Rapids, MI 49508

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	President & CEO Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119-3609

Dale E. Jones	Vice Chairman Heidrick & Struggles 2001 Pennsylvania Avenue, NW Suite 800 Washington, DC 20006

Margery Kraus	President & CEO APCO Worldwide 700 12th Street, NW Suite 800 Washington, DC 20005

David J. Lubar	President & CEO Lubar & Co. 700 N. Water Street Suite 1200

Milwaukee, WI 53202

Ulice Payne, Jr.	President & CEO Addison-Clifton, LLC 13555 Bishops Court Suite 245 Brookfield, WI 53005

Gary A. Poliner	President and Chief Risk Officer Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

John E. Schlifske	Chairman and CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Peter M. Sommerhauser	Attorney Godfrey & Kahn, SC 780 North Water Street Milwaukee, WI 53202-3590

Mary Ellen Stanek	Managing Director & Chief Investment Officer Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

Timothy W. Sullivan	5270 N. Lake Drive Whitefish Bay, WI 53217

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road (31904) P. O. Box 4299 (31914) Columbus, GA

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 309 North Water Street Suite 700 Milwaukee, WI 53202

Barry L. Williams	Retired Managing General Partner Williams Pacific Ventures, Inc. 4 Embarcadero Center, Suite 3700 San Francisco, CA 94111

Benjamin F. Wilson	Managing Principal Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Edward J. Zore	Retired Chairman

Northwestern Mutual 777 E. Wisconsin Suite 3005 Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of April 1, 2012

John E. Schlifske	Chairman and Chief Executive Officer
Sandra L. Botcher	Vice President (Disability Income)
Michael G. Carter	Senior Vice President and Chief Financial Officer
Eric P. Christophersen	Vice President (Wealth Management)
Jefferson V. DeAngelis	Senior Vice President (Public Markets)
Mark G. Doll	Executive Vice President & Chief Investment Officer
Christina H. Fiasca	Senior Vice President (Agency Services)
Timothy J. Gerend	Vice President (Compliance/Best Practices)
John M. Grogan	Senior Vice President (Financial Planning & Product Delivery)
Thomas C. Guay	Vice President (New Business)
Gary M. Hewitt	Vice President (Investment Risk Management)
J. Chris Kelly	Vice President and Controller
Jean M. Maier	Executive Vice President (Enterprise Operations and Technology)
Raymond J. Manista	Senior Vice President, General Counsel & Secretary
Gregory C. Oberland	Executive Vice President (Insurance and Investment Products)
Kathleen A. Oman	Vice President (IT Relationship Management)
Gary A. Poliner	President and Chief Risk Officer
Steven M. Radke	Vice President (Government Relations)
David R. Remstad	Vice President and Chief Actuary
Marcia Rimai	Executive Vice President and Chief Administrative Officer
Tammy Roou	Vice President (Enterprise Risk Assurance)
Calvin R. Schmidt	Vice President (Integrated Customer Operations)
Todd M. Schoon	Executive Vice President (Agencies)
David W. Simbro	Senior Vice President (Life & Annuity Products)
Steve P. Sperka	Vice President (Long Term Care)
Paul J. Steffen	Vice President (Agencies)
Conrad C. York	Vice President (Marketing)
Todd O. Zinkgraf	Vice President (Enterprise Solutions)

OTHER OFFICERS – As of December 1, 2011

Employee	Title

Gregory A. Gurlik	Senior Actuary
Donald C. Kiefer	VP-Actuary
James Lodermeier	Senior Actuary
Robert G. Meilander	VP-Corporate Actuary
Ted A. Matchulat	Director Product Compliance

Arthur V. Panighetti	VP-Actuary
Deborah A. Schultz	Senior Actuary
Chris G. Trost	Senior Actuary
P. Andrew Ware	VP-Actuary

Mark S. Bishop	Regional VP-Field Supervision

Somayajulu Durvasula	Regional VP-Field Supervision
Mark J. Gmach	Regional VP-Field Supervision
Laila V. Hick	VP-Agency Development

Employee	Title
David D. Kiecker	Regional VP-Field Supervision
Steven C. Mannebach	VP-Agency Development
Daniel J. O’Meara	VP-Agency Development
Charles J. Pendley	VP-Agency Development
Michael E. Pritzl	VP-Leadership Development

Gregory A. Jaeck	Director-Annuity & Income Market
Jeffrey J. Niehaus	Director-Business Retirement Markets
David G. Stoeffel	VP-Annuity & Investment Products
Kellen A. Thiel	Director-Managed Products

Robert J. Wright	Director-IPS Strategic Partnerships Product Support

Anne A. Frigo	Director-Insurance Product Compliance
Diane B. Horn	NMIS AML Officer
Robert J. Johnson	Director-Compliance
James K. Kuznacic	Director-Systems
Gregory S. Leslie	Director-Variable Product Compliance

Timothy Nelson	Director-Compliance

Kevin J. Abitz	Director-Corporate Reporting
Jason T. Anderson	Asst. Director-Tax

Barbara E. Courtney	Director-Mutual Fund Accounting
Walter M. Givler	VP-Accounting Policy
Michelle A. Hinze	Director-Accounting Operations
Todd C. Kuzminski	Director-Investment Accounting
David K. Nunley	VP-Tax

David E. Willert	Asst. Director-Tax

Rick T. Zehner	VP-Special Projects

Mark McNulty	Director-Field Distribution Policies & Administration
Daniel A. Riedl	VP-Field Distribution Policies & Administration

Jeffrey P. Scholemer	Director-Field Supervision

Robyn S. Cornelius	Director-Distribution Planning
Richard P. Snyder	Director-Field Compensation

Pency P. Byhardt	VP-Field Services & Support
Karla D. Hill	Asst. Director-CL&R Operations
Joanne M. Migliaccio	Director-Field Services & Support
Lisa A. Myklebust	Director-Network Office Operations
Matthew T. Sauer	Director-Field Technology

Thomas R. Anderson	Director-Financial Security
Rebekah B. Barsch	VP-Market Strategy & Training
Barbara A. Bombaci	Director-Advanced Planning
Kenneth P. Elbert	Director-Advanced Planning
Daniel R. Finn	Director-Advanced Planning
Stephen J. Frankel	Director-Regional Sales

Employee	Title
William F. Grady, IV	Director-Advanced Planning
Debra L. Hagan	Director-Administration/Operations FSP
Laura J. Hauschild	Director-Retirement Markets
Patrick J. Horning	Director-Advanced Planning
Meg E. Jansky	Director-Financial Planning & Product Delivery
Shawn P. Mauser	Director-Regional Sales
Mac McAuliffe	Director-Financial Planning & Product Delivery
John E. Muth	Director-Advanced Planning
John K. O’Meara	Director-Advanced Planning
Brent A. Ritchey	Director-Advanced Planning
William H. Taylor	VP-Advanced Financial Security Planning
Brian D. Wilson	Director-Regional Sales
John K. Wilson	Director-Regional Sales
Stanford A. Wynn	Director-Advanced Planning

Don P. Gehrke	Director-ICS Investment Operations
David Harley	Director-IPS Operations
Patricia J. Hillmann	Director-Annuity Customer Service
Todd M. Jones	Director-IPS Finance
Kevin J. Konopa	Director-Business Systems Team
Sarah R. Schneider	Director-Annuity Operations
Jeffrey B. Williams	NMIS and WMC Chief Compliance Officer

Michael S. Bula	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel
James R. Eben	Asst. General Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
Gerald E. Fradin	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Chris K. Gawart	Asst. General Counsel & Asst. Secretary
Kevin M. Gleason	Asst. General Counsel & Asst. Secretary
Gregory Johnson	Asst. General Counsel & Asst. Secretary
James A. Koelbl	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Richard E. Meyers	Asst. General Counsel & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
David K. Nelson	Asst. General Counsel & Asst. Secretary
Michelle Nelson	Asst. General Counsel & Asst. Secretary
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary

Zhibin Ren	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Tammy M. Roou	VP & Insurance & Distribution Counsel
Kathleen H. Schluter	VP & Tax Counsel
Mark W. Smith	Assoc. General Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary

Employee	Title

Terry R. Young	Asst. General Counsel & Asst. Secretary

Jason R. Handal	VP-Advanced Markets
Todd L. Laszewski	Director-Life Product Development
William Brian Henning	Director-Competitive Intelligence
Jane Ann Schiltz	VP-Business Markets

Carrie L. Bleck	Director-Policyowner Services
Travis T. Piotrowski	Director-Policyowner Services
Sandra K. Scott-Tyus	Director-Life Benefits

Natalie J. Versnik	Director-Policyowner Services
Michael D. Zelinski	Director Policyowner Services

Karla J. Adams	Director-Investment Risk Management
James A. Brewer	Director-Investment Planning
David A. Escamilla	Director-Investment Information
Donald Forecki	Director-Investment Operations, Asst. Secretary
Karen A. Molloy	Director-Banking & Cash Management, Asst. Treasurer
Michael S. Treptow	Director-Investment Performance Management

Mark J. McLennon	VP-Investment Advisory Services

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of March 31, 2012 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the “Funds”), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of March 31, 2012)

Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Northwestern Mutual Capital, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Limited(2)	United Kingdom	100.00
Mason Street Advisors, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of March 31, 2012)

Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Real Estate Investments, LLC(2)	Delaware	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
Frank Russell Company(3)	Washington	93.54

All Other Subsidiaries
100 East Wisconsin Avenue Joint Venture(2)	Wisconsin	100.00
31 Ogden, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Arbor Lake Village Apartments Limited Liability Company(2)	Delaware	100.00
Arbor Oaks Ltd.(2)	Florida	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford I SPE, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Brendan International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Brookarbor Joint Venture(2)	Illinois	100.00
Burgundy, LLC(2)	Delaware	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Crosland Bradford, LLC(2)	North Carolina	100.00
Crosland Denver Highway 16, LLC(2)	North Carolina	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Fairfield West Deer Park LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Highbrook International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Jacksonville Concourse II, LLC(2)	Delaware	100.00
Jacksonville Concourse III, LLC(2)	Delaware	100.00
Jacksonville Concourse, LLC(2)	Delaware	100.00
Juleen, LLC(2)	Delaware	100.00
Justin International FSC, Inc.(2)	U.S. Virgin Islands	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Lydell, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Mitchell, Inc.(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of March 31, 2012)

Model Portfolios, LLC(2)	Delaware	100.00
N.M. Albuquerque, Inc.(2)	New Mexico	100.00
New Arcade, LLC(2)	Wisconsin	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM F/X, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, Inc.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NML Clubs Associated, Inc.(2)	Wisconsin	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NML-CBO, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Charlotte Avenue Holdings, LLC(2)	Tennessee	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(4)	Maryland	100.00
NW Pipeline, Inc.(2)	Texas	100.00
Olive, Inc.(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Park Ridge Corporate Center, LLC(2)	Delaware	100.00
Piedmont Center, 1-4 LLC(2)	Delaware	100.00
Piedmont Center, 15 LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Solar Resources, Inc.(2)	Wisconsin	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Travers International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Tupelo, Inc.(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of March 31, 2012)

Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Villas of St. Johns L.L.C.(2)	Florida	100.00
Walden OC, LLC(2)	Delaware	100.00
Warren Corporate Center, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00
Windwood Drive Ann Arbor, LLC(2)	Delaware	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2011, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company, which includes registered investment advisers and registered investment companies.

(2)	Subsidiary included in the consolidated financial statements.
(3)	Subsidiary files separate financial statements.
(4)

Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Commodities Return Strategy Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27. Number of Contract Owners

As of March 31, 2012, 363 variable annuity contracts issued in connection with NML Variable Annuity Account C were outstanding. 84 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 279 such contracts were not so issued.

Item 28. Indemnification

(a)      That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b)      Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “ Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29. Principal Underwriters

(a)    NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b)      As of April 1, 2012, the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
Mark S. Bishop	Regional Vice President, Field Supervision
Pency P. Byhardt	Vice President, Field Services and Support
Michael G. Carter	Director
Robyn C. Cornelius	Director, Distribution Planning
Linda C. Donahue	NMIS Anti-Money Laundering (AML) Officer
Somayajulu V. Durvasula	Regional Vice President, Field Supervision
Michael S. Ertz	Vice President, Financial Planning and Product Development
Bradley L. Eull	Assistant Secretary, NMIS
David A. Eurich	Director, Field Training
Christina H. Fiasca	Senior Vice President, Agency Services
Anne A. Frigo	Director, Insurance Products Compliance
Don P. Gehrke	Director, Retail Investment Operations

Timothy J. Gerend	Vice President, Compliance/Best Practices
Mark J. Gmach	Regional Vice President, Field Supervision
John M. Grogan	Director, Senior Vice President, Financial Planning and Product Delivery
Thomas C. Guay	Vice President, Variable Life Underwriting and Issue
Jason R. Handal	Vice President, Advanced Markets
David P. Harley	Director, Retail Investment Operations
Patricia J. Hillman	Director, Annuity Customer Services
Gregory A. Jaeck	Director, Annuity Products
Robert J. Johnson	Director, Compliance/Best Practices
Todd M. Jones	Treasurer, Financial and Operations Principal
David D. Kiecker	Regional Vice President, Field Supervision
Kevin J. Konopa	Director, IPS Business Systems
Steven J. LaFore	Secretary, NMIS
Brady J. Flugaur	Assistant Director, Retail Investment Services; Registered Options and Securities Futures Principal (ROSFP); Municipal Securities Principal (MSP); Municipal Securities Rulemaking Board (MSRB) Primary Contact
Todd L. Laszewski	Director, Life Product Development
Steven C. Mannebach	Vice President, Field Growth and Development
Mac McAuliffe	National Sales Director
Mark E. McNulty	Director, NMIS Field Administration
Joanne M. Migliaccio	Director, Contract, License and Registration
Timothy D. Nelson	Director, Compliance/Best Practices
Jeffrey J. Niehaus	Director, Business Markets
Jennifer O’Leary	Assistant Treasurer
Gregory C. Oberland	Director
Travis T. Piotrowski	Vice President, Variable Life Servicing
Daniel A. Riedl	Vice President, Chief Operating Officer
Jeffrey P. Schloemer	Director, Field Supervision Standards
Calvin R. Schmidt	Director, President and CEO, NMIS
Sarah R. Schneider	Director, Annuity Operations
Todd M. Schoon	Director, Executive Vice President, Agencies
Adam D. Seiden	Director, Field Growth and Development
David W. Simbro	Senior Vice President, Life and Annuity Products
Todd W. Smasal	Director, Human Resources
Richard P. Snyder	Director, Field Compensation and Accounting Services
Paul J. Steffen	Vice President, Agencies
Steven H. Steidinger	Director, Variable Life Products
David G. Stoeffel	Vice President, Financial Planning and Product Delivery
William H. Taylor	Vice President, Financial Planning and Sales Support
Kellen A. Thiel	Director, Personal Investment Markets
Jeffrey B. Williams	Vice President and Chief Compliance Officer, NMIS Compliance, FINRA Executive Representative
Robert J. Wright	Director, Strategic Partnerships and Product Support

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c)      NMIS, the principal underwriter, received $35,461 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.

Item 30. Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

(a)      The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)      The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d)      Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e)      The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account C, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 25th day of April, 2012.

NML VARIABLE ANNUITY ACCOUNT C
(Registrant)

By	THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	General Counsel and Secretary		Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 25th day of April, 2012.

THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	General Counsel and Secretary		Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/ MICHAEL G. CARTER	Chief Financial Officer and
Michael G. Carter	Principal Financial Officer

/s/ JOHN C. KELLY	Vice President and Controller;
John C. Kelly	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ David J. Drury*	Trustee
David J. Drury

/s/ Connie K. Duckworth*	Trustee
Connie K. Duckworth

/s/ David A. Erne*	Trustee
David A. Erne

/s/ James P. Hackett*	Trustee
James P. Hackett

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ Margery Kraus*	Trustee
Margery Kraus

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Ulice Payne, Jr.*	Trustee
Ulice Payne, Jr.

/s/ Gary A. Poliner*	Trustee
Gary A. Poliner

/s/ John E. Schlifske*	Trustee
John E. Schlifske

/s/ Peter M. Sommerhauser*	Trustee
Peter M. Sommerhauser

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ Timothy W. Sullivan*	Trustee
Timothy W. Sullivan

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Barry L. Williams*	Trustee
Barry L. Williams

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

/s/ Edward J. Zore*	Trustee
Edward J. Zore

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact,
pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of April 25, 2012.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 37 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT C

Exhibit	Description
(b)(8)(h)	Power of Attorney	Filed herewith
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 25, 2012	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 25, 2012	Filed herewith